                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)


                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                     Date of fiscal year end: December 31st

                     Date of reporting period: June 30, 2003

[WM VARIABLE TRUST LOGO]

                              WM VARIABLE TRUST

                              - Equity Funds
                              - Fixed-Income Funds

                              Common sense. Uncommon solutions.

                              [1st Photo: Valley with trees in the early morning fog.]

                              [2nd Photo: Bridge leading into a forest of tall trees - body of water in the background.]

                              SEMI-ANNUAL REPORT
                              for the period ended
                              June 30, 2003

EQUITY FUNDS

REIT Fund

Equity Income Fund

Growth & Income Fund

West Coast Equity Fund

Mid Cap Stock Fund

Growth Fund

Small Cap Stock Fund

International Growth Fund

FIXED-INCOME FUNDS

Short Term Income Fund

U.S. Government Securities Fund

Income Fund

Money Market Fund

TABLE OF CONTENTS

Message from the President.....................   1
Statements of Assets and Liabilities...........   2
Statements of Operations.......................   6
Statements of Changes in Net Assets............   8
Statements of Changes in Net
Assets - Capital Stock Activity................  12
Financial Highlights...........................  14
Portfolio of Investments.......................  21
Notes to Financial Statements (unaudited)......  48

NOT FDIC OR NCUA/NCUSIF INSURED

May Lose Value - Not a Deposit - No Bank or Credit Union
Guarantee - Not insured by any federal government agency

DEAR INVESTOR,

During the first half of 2003, we experienced a set of decisive geopolitical events, as well as equity market gains.(1) The military conflict in Iraq commenced in March and concluded relatively quickly, brevity that we hope will inspire a tempering of global tensions. We also saw some encouraging signs of improvement in economic and market conditions, as well as the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003. Equity markets rallied to conclude the six-month period ended June 30, 2003 as the Standard & Poor's 500 Index gained 11.77%.(2) Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat more difficult for many firms to garner. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Short-term interest rates continued their slide to 45-year lows, while Treasury yields dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. Although stocks generated strong gains in the second quarter of 2003, bonds outperformed stocks in each of the past three years, averaging more than 10% per year for the three years ended June 30, 2003. Conversely, stocks declined by an average of more than 11% per year over the same time period.(3)

As a result of positive bond market performance, bond fund investments were significantly more popular than equity funds in the first quarter, as measured by cash inflows. With the rebound in equity markets in the second quarter, stock fund asset flows gained momentum, reversing the prior trend.(4) These swings lead us to caution investors to be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations. To provide additional opportunities for diversification, we introduced the WM VT REIT Fund as an underlying investment within the WM VT Strategic Asset Management (SAM) Portfolios in May. The Fund invests primarily in real estate investment trust (REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM VT REIT Fund adds depth and breadth to the overall Fund family and that it has the capability of enhancing risk management opportunities available through the SAM Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Variable Trust Funds.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

(1)  As measured by the Standard & Poor's 500 Index.

(2) Source: Ibbotson Associates. Index performance information represents total return from January 1, 2003 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(3) Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from June 30, 2000 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(4)  Source: AMG Data Services, Wall Street Journal, July 7, 2003.

Note: Indices are unmanaged, and an investment cannot be made directly in an index.

STATEMENTS of ASSETS and LIABILITIES

WM VARIABLE TRUST

JUNE 30, 2003 (UNAUDITED)

                                                                     EQUITY        GROWTH &     WEST COAST       MID CAP
                                                       REIT          INCOME         INCOME        EQUITY          STOCK
                                                       FUND           FUND           FUND          FUND            FUND
                                                   ------------   ------------   ------------   ------------   ------------
ASSETS:

Investments, at value (a)........................  $ 28,945,665   $128,306,983   $206,743,130   $ 82,154,445   $ 68,178,592
Cash.............................................           225            579            808            437            986
Cash held as collateral for securities loaned....            --     10,213,960     12,215,000      3,911,137      4,026,000
Unrealized appreciation of forward
  foreign currency contracts.....................            --             --             --             --             --
Dividends and/or interest receivable.............       135,338        336,702        203,781         44,758         45,028
Receivable for Fund shares sold..................            --         54,044          4,996         22,683         13,244
Receivable for investment securities sold........            --             --             --          9,959        520,483
Prepaid expenses.................................            --          1,781          3,041          1,042            974
                                                   ------------   ------------   ------------   ------------   ------------
  Total Assets...................................    29,081,228    138,914,049    219,170,756     86,144,461     72,785,307
                                                   ------------   ------------   ------------   ------------   ------------
LIABILITIES:

Payable upon return of securities loaned.........            --     10,213,960     12,215,000      3,911,137      4,026,000
Unrealized depreciation of forward
  foreign currency contracts.....................            --             --             --             --             --
Payable for Fund shares redeemed.................            --             --         43,465             --         31,355
Payable for when-issued securities...............            --             --             --             --             --
Payable for investment securities purchased......       188,567        649,091             --        148,827        289,483
Investment advisory fee payable..................        18,893         65,858        131,749         42,007         42,315
Distribution fees payable........................            --          1,606            354            570            489
Accrued legal and audit fees.....................         7,251         17,589         17,389         16,086         14,331
Accrued expenses and other payables..............         2,674         20,216         26,879         10,486         11,245
                                                   ------------   ------------   ------------   ------------   ------------
  Total Liabilities..............................       217,385     10,968,320     12,434,836      4,129,113      4,415,218
                                                   ------------   ------------   ------------   ------------   ------------
NET ASSETS.......................................  $ 28,863,843   $127,945,729   $206,735,920   $ 82,015,348   $ 68,370,089
                                                   ============   ============   ============   ============   ============
(a) Investments, at cost.........................  $ 27,286,115   $127,148,568   $189,869,602   $ 80,249,437   $ 55,234,022
                                                   ============   ============   ============   ============   ============

                                                      GROWTH
                                                       FUND
                                                   ------------
ASSETS:

Investments, at value (a).......................   $159,194,583
Cash............................................         44,309
Cash held as collateral for securities loaned...      6,282,748
Unrealized appreciation of forward
  foreign currency contracts....................          7,857
Dividends and/or interest receivable............         66,699
Receivable for Fund shares sold.................         10,798
Receivable for investment securities sold.......      1,090,824
Prepaid expenses................................          2,151
                                                   ------------
  Total Assets..................................    166,699,969
                                                   ------------
LIABILITIES:

Payable upon return of securities loaned........      6,282,748
Unrealized depreciation of forward
  foreign currency contracts....................         44,470
Payable for Fund shares redeemed................         23,186
Payable for when-issued securities..............             --
Payable for investment securities purchased.....      1,301,973
Investment advisory fee payable.................        116,983
Distribution fees payable.......................            169
Accrued legal and audit fees....................         17,063
Accrued expenses and other payables.............         37,489
                                                   ------------
  Total Liabilities.............................      7,824,081
                                                   ------------
NET ASSETS......................................   $158,875,888
                                                   ============
(a) Investments, at cost........................   $154,545,187
                                                   ============

                       See Notes to Financial Statements.

                                                 U.S.
  SMALL CAP    INTERNATIONAL   SHORT TERM     GOVERNMENT                      MONEY
    STOCK         GROWTH         INCOME       SECURITIES       INCOME         MARKET
    FUND           FUND           FUND           FUND           FUND           FUND
------------   ------------   ------------   ------------   ------------   ------------
$ 61,049,602   $ 55,064,050   $ 45,630,857   $204,924,327   $204,629,176   $ 29,365,875
         655            734            150            156            967        651,854
   8,441,088      2,662,431      6,176,629     52,475,581     29,876,163             --
          --        174,197             --             --             --             --
      19,145        131,197        548,771      1,292,446      2,857,896        115,485
      38,582            523         76,388        227,020        183,956         17,466
     793,672        141,491             94             --             --             --
         649            739            713          2,947          2,913            566
------------   ------------   ------------   ------------   ------------   ------------
  70,343,393     58,175,362     52,433,602    258,922,477    237,551,071     30,151,246
------------   ------------   ------------   ------------   ------------   ------------
   8,441,088      2,662,431      6,176,629     52,475,581     29,876,163             --
          --          5,973             --             --             --             --
      12,295          9,615          4,262         15,027         43,061         35,012
          --             --             --      3,634,106             --             --
     945,564        141,103             --             --             --        500,496
      44,740         92,198         18,812         82,880         85,120         11,034
         301             20            428          3,560          3,333            702
      17,228         17,089         15,956         16,644         16,648         15,078
       6,081         29,348         17,989         22,456         24,822          6,226
------------   ------------   ------------   ------------   ------------   ------------
   9,467,297      2,957,777      6,234,076     56,250,254     30,049,147        568,548
------------   ------------   ------------   ------------   ------------   ------------
$ 60,876,096   $ 55,217,585   $ 46,199,526   $202,672,223   $207,501,924   $ 29,582,698
============   ============   ============   ============   ============   ============

$ 72,654,444   $ 57,688,563   $ 43,236,908   $198,114,140   $187,786,564   $ 29,365,875
============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

WM VARIABLE TRUST

JUNE 30, 2003 (UNAUDITED)

                                                                EQUITY           GROWTH &       WEST COAST         MID CAP
                                                  REIT          INCOME           INCOME           EQUITY            STOCK
                                                  FUND           FUND             FUND             FUND              FUND
                                             -------------   -------------    -------------    -------------    -------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss)........  $     219,253   $   1,671,763    $   1,258,794    $     134,985    $     138,545
Accumulated net realized gain/(loss)
  on investment transactions...............         61,384      (1,503,204)     (34,848,226)      (5,789,621)      (2,085,652)
Net unrealized appreciation/(depreciation)
  of investments...........................      1,659,550       1,158,415       16,873,528        1,905,008       12,944,570
Paid-in capital............................     26,923,656     126,618,755      223,451,824       85,764,976       57,372,626
                                             -------------   -------------    -------------    -------------    -------------
  Total Net Assets.........................  $  28,863,843   $ 127,945,729    $ 206,735,920    $  82,015,348    $  68,370,089
                                             =============   =============    =============    =============    =============

NET ASSETS:

Class 1 Shares............................   $  28,863,843   $ 119,795,951    $ 204,921,943    $  79,158,399    $  65,860,237
                                             =============   =============    =============    =============    =============
Class 2 Shares............................              --   $   8,149,778    $   1,813,977    $   2,856,949    $   2,509,852
                                                             =============    =============    =============    =============
SHARES OUTSTANDING:

Class 1 Shares............................       2,690,368       9,992,779       13,735,785        5,375,910        5,268,251
                                             =============   =============    =============    =============    =============
Class 2 Shares............................              --         681,595          121,905          194,470          201,260
                                                             =============    =============    =============    =============
CLASS 1 SHARES:

Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding.............................   $       10.73   $       11.99    $       14.92    $       14.72    $       12.50
                                             =============   =============    =============    =============    =============
CLASS 2 SHARES:

Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding............................               --   $       11.96    $       14.88    $       14.69    $       12.47
                                                             =============    =============    =============    =============


                                                GROWTH
                                                 FUND
                                             -------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss)........  $      45,546
Accumulated net realized gain/(loss)
  on investment transactions...............   (120,374,264)
Net unrealized appreciation/(depreciation)
  of investments...........................      4,612,775
Paid-in capital............................    274,591,831
                                             -------------
  Total Net Assets.........................  $ 158,875,888
                                             =============

NET ASSETS:

Class 1 Shares.............................  $ 158,031,804
                                             =============
Class 2 Shares.............................  $     844,084
                                             =============
SHARES OUTSTANDING:

Class 1 Shares.............................     15,109,257
                                             =============
Class 2 Shares.............................         80,967
                                             =============
CLASS 1 SHARES:

Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding..............................  $       10.46
                                             =============
CLASS 2 SHARES:

Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding..............................  $       10.43
                                             =============

                       See Notes to Financial Statements.

                                                 U.S.
  SMALL CAP    INTERNATIONAL   SHORT TERM     GOVERNMENT                      MONEY
   STOCK          GROWTH         INCOME       SECURITIES       INCOME         MARKET
   FUND            FUND           FUND           FUND           FUND           FUND
------------   ------------   ------------   ------------   ------------   ------------
$    (29,278)  $    351,375   $    980,613   $  4,647,537   $  5,789,702   $         --

 (29,946,958)   (14,142,721)      (726,700)    (1,542,463)    (1,975,593)          (946)

 (11,604,842)    (2,455,063)     2,389,329      6,810,187     16,842,612             --
 102,457,174     71,463,994     43,556,284    192,756,962    186,845,203     29,583,644
------------   ------------   ------------   ------------   ------------   ------------
$ 60,876,096   $ 55,217,585   $ 46,199,526   $202,672,223   $207,501,924   $ 29,582,698
============   ============   ============   ============   ============   ============

$ 59,418,122   $ 55,114,173   $ 43,897,074   $184,004,234   $190,571,504   $ 26,124,905
============   ============   ============   ============   ============   ============
$  1,457,974   $    103,412   $  2,302,452   $ 18,667,989   $ 16,930,420   $  3,457,793
============   ============   ============   ============   ============   ============

   8,564,853      6,092,466     16,860,354     17,201,502     17,304,268     26,139,786
============   ============   ============   ============   ============   ============
     211,265         11,455        886,537      1,750,494      1,542,785      3,460,134
============   ============   ============   ============   ============   ============

$       6.94   $       9.05   $       2.60   $      10.70   $      11.01   $       1.00
============   ============   ============   ============   ============   ============

$       6.90   $       9.03   $       2.60   $      10.66   $      10.97   $       1.00
============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                            EQUITY        GROWTH &      WEST COAST      MID CAP
                                              REIT          INCOME         INCOME         EQUITY         STOCK          GROWTH
                                              FUND*          FUND           FUND           FUND           FUND           FUND
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:

Dividends .............................   $    261,249   $  1,564,061   $  2,077,173   $    377,683   $    380,669   $    670,874
Interest ..............................          5,548        535,378         31,079         16,582         26,338         49,610
Foreign withholding taxes .............             --        (10,578)       (21,068)            --             --        (17,235)
Securities lending income .............             --          9,072            583          1,773          4,748         10,412
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Total investment income .............        266,797      2,097,933      2,087,767        396,038        411,755        713,661
                                          ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES:

Investment advisory fee ...............         37,126        371,312        769,336        224,387        239,835        635,594
Custodian fees ........................          1,085          4,579          7,112          4,164          3,828         27,759
Legal and audit fees ..................          7,251         18,933         20,164         16,392         14,598         18,815
Other .................................          2,281         18,720         26,023          9,241          9,234         35,065
Class 2 Shares distribution fees ......             --          8,623          1,814          3,025          2,649            887
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses ......................         47,743        422,167        824,449        257,209        270,144        718,120
Fees reduced by custodian credits .....           (199)          (105)          (202)           (67)          (117)          (522)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Net expenses ........................         47,544        422,062        824,247        257,142        270,027        717,598
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ..........        219,253      1,675,871      1,263,520        138,896        141,728         (3,937)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
  investment transactions .............         61,384     (1,238,967)   (10,058,350)      (644,195)      (641,636)    (6,648,242)
Net change in unrealized appreciation/
  (depreciation) of investments .......      1,659,550     13,462,580     31,136,514     11,832,346      6,157,371     24,151,460
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain/(loss)
  on investments ......................      1,720,934     12,223,613     21,078,164     11,188,151      5,515,735     17,503,218
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...........   $  1,940,187   $ 13,899,484   $ 22,341,684   $ 11,327,047   $  5,657,463   $ 17,499,281
                                          ============   ============   ============   ============   ============   ============

-------------------------
* The REIT Fund commenced operations on May 1, 2003.

                       See Notes to Financial Statements.

                                                U.S.
  SMALL CAP    INTERNATIONAL  SHORT TERM     GOVERNMENT                     MONEY
    STOCK         GROWTH        INCOME       SECURITIES       INCOME        MARKET
    FUND           FUND          FUND           FUND           FUND          FUND
------------   ------------   -----------   ------------   ------------   ---------
$    124,129   $    866,264   $        --   $         --   $         --   $      --
       4,421          7,468     1,119,211      5,193,730      6,322,076     229,704
        (783)       (94,915)           --             --             --          --
      81,713         26,744         4,298         20,641         23,814          --
------------   ------------   -----------   ------------   ------------   ---------
     209,480        805,561     1,123,509      5,214,371      6,345,890     229,704
------------   ------------   -----------   ------------   ------------   ---------

     209,672        237,610       109,015        482,326        484,437      75,780
       7,634         35,010         4,193          8,895          6,310       1,976
      17,123         17,017        15,736         19,334         19,299      14,740
       2,957         27,151         9,359         27,544         28,855       5,465
       1,473            123         2,172         19,084         15,307       4,935
------------   ------------   -----------   ------------   ------------   ---------
     238,859        316,911       140,475        557,183        554,208     102,896
        (101)           (19)         (122)            (2)          (245)        (46)
------------   ------------   -----------   ------------   ------------   ---------
     238,758        316,892       140,353        557,181        553,963     102,850
------------   ------------   -----------   ------------   ------------   ---------
     (29,278)       488,669       983,156      4,657,190      5,791,927     126,854
------------   ------------   -----------   ------------   ------------   ---------

 (14,242,358)    (2,308,307)     (176,626)      (264,608)       305,006          --

  27,137,728      5,747,827     1,151,332     (1,271,243)     9,161,157          --
------------   ------------   -----------   ------------   ------------   ---------

  12,895,370      3,439,520       974,706     (1,535,851)     9,466,163          --
------------   ------------   -----------   ------------   ------------   ---------

$ 12,866,092   $  3,928,189   $ 1,957,862   $  3,121,339   $ 15,258,090   $ 126,854
============   ============   ===========   ============   ============   =========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET ASSETS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                    EQUITY           GROWTH &        WEST COAST        MID CAP
                                                     REIT           INCOME            INCOME           EQUITY           STOCK
                                                     FUND*           FUND              FUND             FUND             FUND
                                                 -------------   -------------    -------------    -------------    -------------
Net investment income/(loss)..................   $     219,253   $   1,675,871    $   1,263,520    $     138,896    $     141,728
Net realized gain/(loss) on
  investment transactions.....................          61,384      (1,238,967)     (10,058,350)        (644,195)        (641,636)
Net change in unrealized appreciation/
  (depreciation) of investments...............       1,659,550      13,462,580       31,136,514       11,832,346        6,157,371
                                                 -------------   -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations...................       1,940,187      13,899,484       22,341,684       11,327,047        5,657,463
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares............................              --      (3,032,178)      (2,490,625)        (224,271)        (209,369)
    Class 2 Shares............................              --        (196,711)         (19,945)          (4,649)          (4,334)
  Net realized gains on investments:
    Class 1 Shares............................              --        (550,427)              --               --               --
    Class 2 Shares............................              --         (37,375)              --               --               --
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares............................      26,923,656      (1,987,250)     (24,081,895)         215,212       (2,502,354)
    Class 2 Shares............................              --       1,086,224          348,659          161,660          347,173
                                                 -------------   -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets.........      28,863,843       9,181,767       (3,902,122)      11,474,999        3,288,579
NET ASSETS:
Beginning of period...........................              --     118,763,962      210,638,042       70,540,349       65,081,510
                                                 -------------   -------------    -------------    -------------    -------------
End of period.................................   $  28,863,843   $ 127,945,729    $ 206,735,920    $  82,015,348    $  68,370,089
                                                 =============   =============    =============    =============    =============
Undistributed net investment income/
  (accumulated net investment loss)
  at end of period............................   $     219,253   $   1,671,763    $   1,258,794    $     134,985    $     138,545
                                                 =============   =============    =============    =============    =============


                                                    GROWTH
                                                     FUND
                                                 -------------
Net investment income/(loss)..................   $      (3,937)
Net realized gain/(loss) on
  investment transactions.....................      (6,648,242)
Net change in unrealized appreciation/
  (depreciation) of investments...............      24,151,460
                                                 -------------
Net increase in net assets
  resulting from operations...................      17,499,281
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares............................              --
    Class 2 Shares............................              --
  Net realized gains on investments:
    Class 1 Shares............................              --
    Class 2 Shares............................              --
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares............................       5,200,388
    Class 2 Shares............................         132,573
                                                 -------------
Net increase/(decrease) in net assets.........      22,832,242
NET ASSETS:
Beginning of period...........................     136,043,646
                                                 -------------
End of period.................................   $ 158,875,888
                                                 =============
Undistributed net investment income/
  (accumulated net investment loss)
  at end of period............................   $      45,546
                                                 =============

------------------------
* The REIT Fund commenced operations on May 1, 2003.

                       See Notes to Financial Statements.

                                                        U.S.
 SMALL CAP       INTERNATIONAL     SHORT TERM        GOVERNMENT                          MONEY
   STOCK            GROWTH           INCOME          SECURITIES        INCOME            MARKET
    FUND             FUND             FUND              FUND            FUND              FUND
-------------    -------------    -------------    -------------    -------------    -------------
$     (29,278)   $     488,669    $     983,156    $   4,657,190    $   5,791,927    $     126,854
  (14,242,358)      (2,308,307)        (176,626)        (264,608)         305,006               --
   27,137,728        5,747,827        1,151,332       (1,271,243)       9,161,157               --
-------------    -------------    -------------    -------------    -------------    -------------

   12,866,092        3,928,189        1,957,862        3,121,339       15,258,090          126,854

           --         (748,064)      (2,609,526)      (8,730,607)     (10,778,144)        (116,368)
           --           (1,186)        (129,176)        (855,708)        (925,011)         (10,486)

           --               --               --               --               --               --
           --               --               --               --               --               --

    7,375,832        1,316,874        3,031,456       16,073,574        7,208,373       (7,641,127)
       89,916            3,806        1,169,249        7,029,351        8,708,691       (1,220,823)
-------------    -------------    -------------    -------------    -------------    -------------
   20,331,840        4,499,619        3,419,865       16,637,949       19,471,999       (8,861,950)

   40,544,256       50,717,966       42,779,661      186,034,274      188,029,925       38,444,648
-------------    -------------    -------------    -------------    -------------    -------------
$  60,876,096    $  55,217,585    $  46,199,526    $ 202,672,223    $ 207,501,924    $  29,582,698
=============    =============    =============    =============    =============    =============

$     (29,278)   $     351,375    $     980,613    $   4,647,537    $   5,789,702    $          --
=============    =============    =============    =============    =============    =============

                       See Notes to Financial Statements.

WM VARIABLE TRUST

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            EQUITY         GROWTH &      WEST COAST      MID CAP
                                                            INCOME         INCOME          EQUITY         STOCK           GROWTH
                                                             FUND           FUND            FUND           FUND            FUND
                                                        -------------   -------------   -------------   ------------   ------------
Net investment income/(loss)..........................  $   3,426,660   $   2,508,035   $     321,062   $    220,738   $    (79,096)
Net realized gain/(loss) on investment transactions...        129,512     (11,120,216)     (4,844,003)      (939,495)   (33,280,451)
Net increase from payments by a related party.........             --              --              --             --      1,200,830
Net change in unrealized appreciation/(depreciation)
 of investments.......................................    (20,096,387)    (48,916,763)    (14,983,644)    (6,934,878)   (26,836,320)
                                                        -------------   -------------   -------------   ------------   ------------
Net increase/(decrease) in net assets
 resulting from operations............................    (16,540,215)    (57,528,944)    (19,506,585)    (7,653,635)   (58,995,037)
Distributions to shareholders from:
 Net investment income:
   Class 1 Shares.....................................     (2,386,136)     (1,688,757)       (435,209)      (142,737)            --
   Class 2 Shares.....................................        (79,496)         (6,836)         (8,862)        (2,510)            --
 Net realized gains on investments:
   Class 1 Shares.....................................       (228,156)             --      (1,033,012)    (1,640,257)            --
   Class 2 Shares.....................................         (7,632)             --         (21,065)       (34,173)            --
Net increase/(decrease) in net assets from
 Fund share transactions:
   Class 1 Shares.....................................     32,939,549     (50,799,197)      4,987,751        415,163     26,780,552
   Class 2 Shares.....................................      6,425,466       1,379,138       2,663,519      1,483,526        743,261
                                                        -------------   -------------   -------------   ------------   ------------
Net increase/(decrease) in net assets.................     20,123,380    (108,644,596)    (13,353,463)    (7,574,623)   (31,471,224)
NET ASSETS:
Beginning of year.....................................     98,640,582     319,282,638      83,893,812     72,656,133    167,514,870
                                                        -------------   -------------   -------------   ------------   ------------
End of year...........................................  $ 118,763,962   $ 210,638,042   $  70,540,349   $ 65,081,510   $136,043,646
                                                        =============   =============   =============   ============   ============
Undistributed net investment income at end of year....  $   3,224,781   $   2,505,844   $     225,009   $    210,520   $     49,483
                                                        =============   =============   =============   ============   ============

                       See Notes to Financial Statements.

                                                        U.S.
   SMALL CAP     INTERNATIONAL     SHORT TERM        GOVERNMENT                         MONEY
    STOCK           GROWTH           INCOME          SECURITIES        INCOME           MARKET
    FUND             FUND             FUND              FUND            FUND             FUND
-------------    -------------    -------------    -------------    -------------    -------------
$    (156,963)   $     244,847    $   2,705,057    $   8,943,785    $  11,536,429    $     446,945
  (13,535,362)      (5,022,254)         242,440          747,715          786,709               --
           --               --               --               --               --               --

  (20,656,458)      (4,006,847)           6,150        4,415,678        4,146,634               --
-------------    -------------    -------------    -------------    -------------    -------------

  (34,348,783)      (8,784,254)       2,953,647       14,107,178       16,469,772          446,945

           --         (599,905)      (2,079,342)      (5,949,742)      (7,749,262)        (427,932)
           --           (1,239)         (21,807)        (166,367)        (103,921)         (37,952)

   (3,782,168)              --               --               --               --               --
      (74,473)              --               --               --               --               --

    3,781,632       10,814,232       (9,585,048)      29,155,370       16,673,364        5,220,086
    1,161,205          111,271        1,149,602       11,230,233        7,552,746        4,491,731
-------------    -------------    -------------    -------------    -------------    -------------
  (33,262,587)       1,540,105       (7,582,948)      48,376,672       32,842,699        9,692,878

   73,806,843       49,177,861       50,362,609      137,657,602      155,187,226       28,751,770
-------------    -------------    -------------    -------------    -------------    -------------
$  40,544,256    $  50,717,966    $  42,779,661    $ 186,034,274    $ 188,029,925    $  38,444,648
=============    =============    =============    =============    =============    =============
$          --    $     611,956    $   2,736,159    $   9,576,662    $  11,700,930    $          --
=============    =============    =============    =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY

WM VARIABLE TRUST

                                              REIT FUND*            EQUITY INCOME FUND             GROWTH & INCOME FUND
                                            --------------    -----------------------------   -----------------------------
                                                PERIOD          SIX MONTHS                      SIX MONTHS
                                                ENDED             ENDED                           ENDED
                                                06/30/03        06/30/03       YEAR ENDED        06/30/03      YEAR ENDED
                                             (UNAUDITED)       (UNAUDITED)      12/31/02        (UNAUDITED)     12/31/02
                                            --------------    -------------   -------------   --------------   ------------
AMOUNT
 CLASS 1:
  Sold..................................    $   26,975,656    $   7,110,328   $  39,712,894   $    6,290,561   $ 30,722,792
  Issued as reinvestment of dividends...                --        3,582,605       2,614,292        2,490,625      1,688,757
  Redeemed..............................           (52,000)     (12,680,183)     (9,387,637)     (32,863,081)   (83,210,746)
                                            --------------    -------------   -------------   --------------   ------------
  Net increase/(decrease)...............    $   26,923,656    $  (1,987,250)  $  32,939,549   $  (24,081,895)  $(50,799,197)
                                            ==============    =============   =============   ==============   ============
 CLASS 2:
  Sold..................................                --    $   1,195,683   $   6,869,265   $      351,325   $  1,520,994
  Issued as reinvestment of dividends...                --          234,086          87,128           19,945          6,836
  Redeemed..............................                --         (343,545)       (530,927)         (22,611)      (148,692)
                                                              -------------   -------------   --------------   ------------
  Net increase..........................                --    $   1,086,224   $   6,425,466   $      348,659   $  1,379,138
                                                              =============   =============   ==============   ============
SHARES
 CLASS 1:
  Sold..................................         2,695,275          634,067       3,208,368          455,020      2,239,100
  Issued as reinvestment of dividends...                --          294,622         215,879          164,506        112,284
  Redeemed..............................            (4,907)      (1,132,928)       (841,306)      (2,442,381)    (5,369,452)
                                            --------------    -------------   -------------   --------------   ------------
  Net increase/(decrease)...............         2,690,368         (204,239)      2,582,941       (1,822,855)    (3,018,068)
                                            ==============    =============   =============   ==============   ============
 CLASS 2:
  Sold..................................                --          106,012         576,668           25,298        100,954
  Issued as reinvestment of dividends...                --           19,298           7,201            1,321            455
  Redeemed..............................                --          (31,300)        (47,432)          (1,622)       (10,992)
                                                              -------------   -------------   --------------   ------------
  Net increase..........................                --           94,010         536,437           24,997         90,417
                                                              =============   =============   ==============   ============

                                                                                                           U.S. GOVERNMENT
                                          INTERNATIONAL GROWTH FUND      SHORT TERM INCOME FUND            SECURITIES FUND
                                         ---------------------------     ----------------------      ---------------------------
                                          SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                             ENDED                         ENDED                         ENDED
                                           06/30/03      YEAR ENDED      06/30/03      YEAR ENDED      06/30/03      YEAR ENDED
                                          (UNAUDITED)     12/31/02      (UNAUDITED)     12/31/02      (UNAUDITED)     12/31/02
                                         ------------   ------------   ------------   ------------   ------------   ------------
AMOUNT
 CLASS 1:
  Sold.................................  $  2,369,826   $ 17,054,909   $  4,840,165   $ 14,162,873   $ 19,388,791   $ 60,239,869
  Issued as reinvestment of dividends         748,064        599,905      2,609,526      2,079,342      8,730,607      5,949,742
  Redeemed.............................    (1,801,016)    (6,840,582)    (4,418,235)   (25,827,263)   (12,045,824)   (37,034,241)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease)..............  $  1,316,874   $ 10,814,232   $  3,031,456   $ (9,585,048)  $ 16,073,574   $ 29,155,370
                                         ============   ============   ============   ============   ============   ============
 CLASS 2:
  Sold.................................  $     15,253   $    145,836   $  1,382,843   $  1,233,319   $  6,577,060   $ 11,791,953
  Issued as reinvestment of dividends           1,186          1,239        129,176         21,807        855,708        166,367
  Redeemed.............................       (12,633)       (35,804)      (342,770)      (105,524)      (403,417)      (728,087)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease)..............  $      3,806   $    111,271   $  1,169,249   $  1,149,602   $  7,029,351   $ 11,230,233
                                         ============   ============   ============   ============   ============   ============
SHARES
 CLASS 1:
  Sold.................................       281,539      1,823,960      1,788,299      5,464,381      1,747,663      5,608,343
  Issued as reinvestment of dividends          79,751         62,752        999,818        812,243        815,183        563,957
  Redeemed.............................      (217,189)      (753,488)    (1,638,333)    (9,939,647)    (1,087,133)    (3,427,606)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease)..............       144,101      1,133,224      1,149,784     (3,663,023)     1,475,713      2,744,694
                                         ============   ============   ============   ============   ============   ============
 CLASS 2:
  Sold.................................         1,785         14,761        514,226        473,870        594,347      1,092,316
  Issued as reinvestment of dividends             127            130         49,683          8,518         80,122         15,784
  Redeemed.............................        (1,463)        (3,888)      (126,671)       (40,793)       (36,612)       (66,904)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease)..............           449         11,003        437,238        441,595        637,857      1,041,196
                                         ============   ============   ============   ============   ============   ============

-------------------
* The REIT Fund commenced operations on May 1, 2003.

                       See Notes to Financial Statements.

        WEST COAST
        EQUITY FUND                MID CAP STOCK FUND              GROWTH FUND                SMALL CAP STOCK FUND
---------------------------   ---------------------------   ---------------------------   ---------------------------
 SIX MONTHS                     SIX MONTHS                  SIX MONTHS                    SIX MONTHS
   ENDED                          ENDED                        ENDED                         ENDED
 06/30/03       YEAR ENDED      06/30/03     YEAR ENDED      06/30/03       YEAR ENDED     06/30/03       YEAR ENDED
(UNAUDITED)      12/31/02      (UNAUDITED)    12/31/02      (UNAUDITED)      12/31/02      (UNAUDITED)    12/31/02
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,993,352   $ 13,303,200   $  3,142,021   $  8,084,591   $ 15,190,641   $ 59,345,256   $  9,899,971   $  7,657,820
     224,271      1,468,221        209,369      1,782,994             --             --             --      3,782,168
  (4,002,411)    (9,783,670)    (5,853,744)    (9,452,422)    (9,990,253)   (32,564,704)    (2,524,139)    (7,658,356)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    215,212   $  4,987,751   $ (2,502,354)  $    415,163   $  5,200,388   $ 26,780,552   $  7,375,832   $  3,781,632
============   ============   ============   ============   ============   ============   ============   ============

$    415,113   $  2,930,439   $    433,652   $  1,621,992   $    166,551   $    839,312   $    164,410   $  1,203,215
       4,649         29,927          4,334         36,683             --             --             --         74,473
    (258,102)      (296,847)       (90,813)      (175,149)       (33,978)       (96,051)       (74,494)      (116,483)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    161,660   $  2,663,519   $    347,173   $  1,483,526   $    132,573   $    743,261   $     89,916   $  1,161,205
============   ============   ============   ============   ============   ============   ============   ============

     302,714        979,125        270,840        685,991      1,650,534      5,267,778      1,821,797      1,253,887
      15,174         99,947         16,564        139,405             --             --             --        602,256
    (316,828)      (724,826)      (514,356)      (809,887)    (1,070,227)    (3,133,991)      (445,083)    (1,120,035)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,060        354,246       (226,952)        15,509        580,307      2,133,787      1,376,714        736,108
============   ============   ============   ============   ============   ============   ============   ============

      31,713        199,763         37,456        132,529         17,639         74,659         28,132        162,957
         315          2,040            344          2,873             --             --             --         11,918
     (20,187)       (22,667)        (7,813)       (15,020)        (3,503)       (10,156)       (12,108)       (18,308)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,841        179,136         29,987        120,382         14,136         64,503         16,024        156,567
============   ============   ============   ============   ============   ============   ============   ============

         INCOME FUND               MONEY MARKET FUND
---------------------------   ---------------------------
SIX MONTHS                     SIX MONTHS
  ENDED                          ENDED
 06/30/03      YEAR ENDED       06/30/03      YEAR ENDED
(UNAUDITED)     12/31/02       (UNAUDITED)     12/31/02
------------   ------------   ------------   ------------
$ 12,207,652   $ 47,668,056   $  7,705,041   $ 24,565,211
  10,778,144      7,749,262        116,368        427,932
 (15,777,423)   (38,743,954)   (15,462,536)   (19,773,057)
------------   ------------   ------------   ------------
$  7,208,373   $ 16,673,364   $ (7,641,127)  $  5,220,086
============   ============   ============   ============

$  8,416,126   $  7,596,829   $  1,324,711   $  7,722,999
     925,011        103,921         10,486         37,952
    (632,446)      (148,004)    (2,556,020)    (3,269,220)
------------   ------------   ------------   ------------
$  8,708,691   $  7,552,746   $ (1,220,823)  $  4,491,731
============   ============   ============   ============

   1,090,777      4,609,771      7,705,041     24,565,211
     971,880        758,245        116,368        427,932
  (1,422,589)    (3,726,837)   (15,462,536)   (19,773,057)
------------   ------------   ------------   ------------
     640,068      1,641,179     (7,641,127)     5,220,086
============   ============   ============   ============

     755,868        729,528      1,324,711      7,722,999
      83,711         10,178         10,486         37,952
     (57,228)       (14,368)    (2,556,020)    (3,269,220)
------------   ------------   ------------   ------------
     782,351        725,338     (1,220,823)     4,491,731
============   ============   ============   ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS
                                           ------------------------------------------
                                                            NET REALIZED
                         NET ASSET VALUE,                  AND UNREALIZED  TOTAL FROM
                          BEGINNING OF     NET INVESTMENT  GAIN/(LOSS) ON  INVESTMENT
                             PERIOD         INCOME/(LOSS)   INVESTMENTS    OPERATIONS
                         ----------------  --------------  --------------  ----------
REIT FUND

CLASS 1
06/30/03(3) (unaudited)  $    10.00        $    0.08       $    0.65       $  0.73

EQUITY INCOME FUND

CLASS 1
06/30/03 (unaudited)     $    11.01        $    0.16(6)    $    1.19       $  1.35
12/31/02                      12.87             0.36(6)        (1.95)        (1.59)
12/31/01                      12.11             0.42(6)         0.54          0.96
12/31/00                      10.50             0.36(6)         1.42          1.78
12/31/99                      10.27             0.33(6)        (0.07)(8)      0.26
12/31/98(4)                   10.00             0.16(6)         0.14          0.30

CLASS 2
06/30/03 (unaudited)          10.99             0.15(6)         1.18          1.33
12/31/02                      12.87             0.32(6)        (1.93)        (1.61)
12/31/01(5)                   12.64             0.22(6)         0.21          0.43

GROWTH & INCOME FUND

CLASS 1
06/30/03 (unaudited)     $    13.45        $    0.09(6)    $    1.56       $  1.65
12/31/02                      17.18             0.15(6)        (3.77)        (3.62)
12/31/01                      18.23             0.09           (0.70)        (0.61)
12/31/00                      18.58             0.07(6)         0.37          0.44
12/31/99                      16.97             0.06(6)         2.93          2.99
12/31/98                      16.92             0.06            2.97          3.03

CLASS 2
06/30/03 (unaudited)          13.42             0.07(6)         1.56          1.63
12/31/02                      17.18             0.11(6)        (3.76)        (3.65)
12/31/01(5)                   16.59             0.00(7)         0.59(8)       0.59

WEST COAST EQUITY FUND

CLASS 1
06/30/03 (unaudited)     $    12.69        $    0.03       $    2.04       $  2.07
12/31/02                      16.70             0.06(6)        (3.79)        (3.73)
12/31/01                      16.01             0.10(6)         1.03          1.13
12/31/00                      15.14             0.13(6)         0.84          0.97
12/31/99                      10.94            (0.00)(7)        4.37          4.37
12/31/98(4)                   10.00             0.00(7)         0.94          0.94

CLASS 2
06/30/03 (unaudited)          12.67             0.01            2.03          2.04
12/31/02                      16.70             0.02(6)        (3.77)        (3.75)
12/31/01(5)                   15.52             0.01(6)         1.17          1.18

                                             LESS
                                         DISTRIBUTIONS
                         --------------------------------------------
                                         DISTRIBUTIONS
                         DIVIDENDS FROM      FROM
                         NET INVESTMENT  NET REALIZED       TOTAL      NET ASSET VALUE,
                            INCOME       CAPITAL GAINS  DISTRIBUTIONS   END OF PERIOD
                         --------------  -------------  -------------  ----------------
REIT FUND

CLASS 1
06/30/03(3) (unaudited)  $      --       $     --       $     --       $     10.73

EQUITY INCOME FUND

CLASS 1
06/30/03 (unaudited)     $   (0.31)      $  (0.06)      $  (0.37)      $     11.99
12/31/02                     (0.25)         (0.02)         (0.27)            11.01
12/31/01                     (0.12)         (0.08)         (0.20)            12.87
12/31/00                     (0.17)            --          (0.17)            12.11
12/31/99                     (0.03)            --          (0.03)            10.50
12/31/98(4)                  (0.03)            --          (0.03)            10.27

CLASS 2
06/30/03 (unaudited)         (0.30)         (0.06)         (0.36)            11.96
12/31/02                     (0.25)         (0.02)         (0.27)            10.99
12/31/01(5)                  (0.12)         (0.08)         (0.20)            12.87

GROWTH & INCOME FUND

CLASS 1
06/30/03 (unaudited)     $   (0.18)      $     --       $  (0.18)      $     14.92
12/31/02                     (0.11)            --          (0.11)            13.45
12/31/01                     (0.06)         (0.38)         (0.44)            17.18
12/31/00                     (0.04)         (0.75)         (0.79)            18.23
12/31/99                     (0.04)         (1.34)         (1.38)            18.58
12/31/98                     (0.09)         (2.89)         (2.98)            16.97

CLASS 2
06/30/03 (unaudited)         (0.17)            --          (0.17)            14.88
12/31/02                     (0.11)            --          (0.11)            13.42
12/31/01(5)                     --             --             --             17.18

WEST COAST EQUITY FUND

CLASS 1
06/30/03 (unaudited)     $   (0.04)      $     --       $  (0.04)      $     14.72
12/31/02                     (0.08)         (0.20)         (0.28)            12.69
12/31/01                     (0.09)         (0.35)         (0.44)            16.70
12/31/00                        --          (0.10)         (0.10)            16.01
12/31/99                     (0.00)(7)      (0.17)         (0.17)            15.14
12/31/98(4)                     --             --             --             10.94

CLASS 2
06/30/03 (unaudited)         (0.02)            --          (0.02)            14.69
12/31/02                     (0.08)         (0.20)         (0.28)            12.67
12/31/01(5)                     --             --             --             16.70

                       See Notes to Financial Statements.

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                  ---------------------------------------------------------------------------------------------------------------
                                                                                                             RATIO OF OPERATING
                                                                                                             EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT
                                                                                                            FEE WAIVERS, EXPENSES
                                                                                                           REIMBURSED AND/OR FEES
                   NET ASSETS,           RATIO OF                 RATIO OF NET                               REDUCED BY CREDITS
                  END OF PERIOD     OPERATING EXPENSES      INVESTMENT INCOME/(LOSS)TO      PORTFOLIO          ALLOWED BY THE
TOTAL RETURN(1)    (IN OOO'S)      TO AVERAGE NET ASSETS        AVERAGE NET ASSETS        TURNOVER RATE         CUSTODIAN(2)
---------------   -------------    ---------------------    --------------------------    -------------    ----------------------
    7.30%           $ 28,864              1.02%(9)                  4.72%(9)                    5%                1.03%(9)

   12.22%           $119,796              0.70%(9)                  2.92%(9)                   13%                0.70%(9)
  (12.51)%           112,304              0.70%                     3.04%                      16%                0.70%
    7.92%             97,982              0.70%                     3.29%                      15%                0.70%
   17.19%             46,744              0.98%                     3.31%                      40%                0.99%
    2.49%             11,797              1.17%                     3.22%                      25%                1.19%
    3.02%              2,586              1.50%(9)                  2.26%(9)                   28%                2.49%(9)
   12.03%              8,150              0.95%(9)                  2.67%(9)                   13%                0.95%(9)
  (12.67)%             6,460              0.95%                     2.79%                      16%                0.95%
    3.40%                658              0.94%(9)                  3.05%(9)                   15%                0.94%(9)
   12.28%           $204,922              0.83%(9)                  1.27%(9)                    3%                0.83%(9)
  (21.16)%           209,337              0.81%                     1.01%                      20%                0.81%
   (3.51)%           319,171              0.78%                     0.54%                      25%                0.78%
    2.36%            309,992              0.97%                     0.39%                      31%                0.97%
   18.11%            205,960              1.05%                     0.34%                      38%                1.05%
   18.98%            125,295              1.06%                     0.37%                      78%                1.06%

   12.10%              1,814              1.08%(9)                  1.02%(9)                    3%                1.08%(9)
  (21.33)%             1,301              1.06%                     0.76%                      20%                1.06%
    3.56%                112              1.03%(9)                  0.29%(9)                   25%                1.03%(9)
   16.33%           $ 79,158              0.71%(9)                  0.40%(9)                    8%                0.71%(9)
  (22.55)%            68,227              0.71%                     0.42%                      20%                0.71%
    6.88%             83,835              0.70%                     0.59%                      19%                0.70%
    6.30%             71,307              0.91%                     0.76%                      33%                0.91%
   40.37%             20,429              1.27%                    (0.02)%                     36%                1.28%
    9.40%              2,313              1.50%(9)                  0.03%(9)                   28%                2.76%(9)
   16.13%              2,857              0.96%(9)                  0.15%(9)                    8%                0.96%(9)
  (22.67)%             2,313              0.96%                     0.17%                      20%                0.96%
    7.60%                 58              0.95%(9)                  0.34%(9)                   19%                0.95%(9)

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS
                                          --------------------------------------------
                                                            NET REALIZED
                       NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM
                        BEGINNING OF      NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT
                          PERIOD           INCOME/(LOSS)    INVESTMENTS     OPERATIONS
                       ----------------   --------------   --------------   ----------
MID CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)     $   11.49        $  0.03(6)       $    1.02        $  1.05
12/31/02                     13.14           0.04(6)           (1.36)         (1.32)
12/31/01                     11.74           0.03(6)            1.38           1.41
12/31/00(10)                 10.00           0.01(6)            1.73           1.74

CLASS 2
06/30/03 (unaudited)         11.46           0.01(6)            1.02           1.03
12/31/02                     13.13           0.01(6)           (1.36)         (1.35)
12/31/01(5)                  12.35          (0.00)(6)(7)        0.79           0.79

GROWTH FUND

CLASS 1
06/30/03 (unaudited)     $    9.32        $ (0.00)(7)      $    1.14        $  1.14
12/31/02                     13.51          (0.01)(6)          (4.18)         (4.19)
12/31/01                     22.99           0.02(6)           (6.24)         (6.22)
12/31/00                     38.54          (0.03)(6)          (6.61)         (6.64)
12/31/99                     22.36          (0.19)             19.89          19.70
12/31/98                     15.41          (0.09)              8.81           8.72

CLASS 2
06/30/03 (unaudited)          9.30          (0.01)              1.14           1.13
12/31/02                     13.51          (0.03)(6)          (4.18)         (4.21)
12/31/01(5)                  12.81          (0.00)(6)(7)        0.70(8)        0.70

SMALL CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)     $    5.49        $ (0.00)(7)      $    1.45        $  1.45
12/31/02                     11.37          (0.02)(6)          (5.27)         (5.29)
12/31/01                     16.03          (0.06)(6)          (1.69)         (1.75)
12/31/00                     19.13          (0.10)             (1.65)         (1.75)
12/31/99                     14.59          (0.10)(6)           8.07           7.97
12/31/98                     15.63          (0.07)              1.21           1.14

CLASS 2
06/30/03 (unaudited)          5.47          (0.01)              1.44           1.43
12/31/02                     11.36          (0.03)(6)          (5.27)         (5.30)
12/31/01(5)                  14.41          (0.05)(6)          (0.09)         (0.14)

INTERNATIONAL GROWTH FUND

CLASS 1
06/30/03 (unaudited)     $    8.51        $  0.08          $    0.59        $  0.67
12/31/02                     10.21           0.04(6)           (1.63)         (1.59)
12/31/01                     13.65           0.04              (2.39)         (2.35)
12/31/00                     17.63           0.02(6)           (3.42)         (3.40)
12/31/99                     11.61           0.12               5.91           6.03
12/31/98                     12.26           0.07(6)            0.64           0.71

CLASS 2
06/30/03 (unaudited)          8.49           0.07               0.58           0.65
12/31/02                     10.21           0.02(6)           (1.63)         (1.61)
12/31/01(5)                   9.78           0.00(7)            0.43(8)        0.43

                                     LESS DISTRIBUTIONS
                       ----------------------------------------------
                                        DISTRIBUTIONS
                       DIVIDENDS FROM       FROM
                       NET INVESTMENT   NET REALIZED       TOTAL         NET ASSET VALUE,
                           INCOME       CAPITAL GAINS   DISTRIBUTIONS     END OF PERIOD
                       --------------   -------------   -------------   ------------------
MID CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)     $  (0.04)      $     --        $  (0.04)        $   12.50
12/31/02                    (0.03)         (0.30)          (0.33)            11.49
12/31/01                    (0.01)            --           (0.01)            13.14
12/31/00(10)                   --             --              --             11.74

CLASS 2
06/30/03 (unaudited)        (0.02)            --           (0.02)            12.47
12/31/02                    (0.02)         (0.30)          (0.32)            11.46
12/31/01(5)                 (0.01)            --           (0.01)            13.13

GROWTH FUND

CLASS 1
06/30/03 (unaudited)     $     --       $     --        $     --         $   10.46
12/31/02                       --             --              --              9.32
12/31/01                    (0.37)         (2.89)          (3.26)            13.51
12/31/00                    (0.02)         (8.89)          (8.91)            22.99
12/31/99                       --          (3.52)          (3.52)            38.54
12/31/98                    (0.07)         (1.70)          (1.77)            22.36

CLASS 2
06/30/03 (unaudited)           --             --              --             10.43
12/31/02                       --             --              --              9.30
12/31/01(5)                    --             --              --             13.51

SMALL CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)     $     --       $     --        $     --         $    6.94
12/31/02                       --          (0.59)          (0.59)             5.49
12/31/01                       --          (2.91)          (2.91)            11.37
12/31/00                       --          (1.35)          (1.35)            16.03
12/31/99                       --          (3.43)          (3.43)            19.13
12/31/98                       --          (2.18)          (2.18)            14.59

CLASS 2
06/30/03 (unaudited)           --             --              --              6.90
12/31/02                       --          (0.59)          (0.59)             5.47
12/31/01(5)                    --          (2.91)          (2.91)            11.36

INTERNATIONAL GROWTH FUND

CLASS 1
06/30/03 (unaudited)     $  (0.13)      $     --        $  (0.13)        $    9.05
12/31/02                    (0.11)            --           (0.11)             8.51
12/31/01                    (0.09)         (1.00)          (1.09)            10.21
12/31/00                    (0.43)         (0.15)          (0.58)            13.65
12/31/99                    (0.01)            --           (0.01)            17.63
12/31/98                    (0.72)         (0.64)          (1.36)            11.61

CLASS 2
06/30/03 (unaudited)        (0.11)            --           (0.11)             9.03
12/31/02                    (0.11)            --           (0.11)             8.49
12/31/01(5)                    --             --              --             10.21

                       See Notes to Financial Statements.

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                   -------------------------------------------------------------------------------------------------------------
                                                                                                            RATIO OF OPERATING
                                                                                                           EXPENSES TO AVERAGE
                                                                                                            NET ASSETS WITHOUT
                                                                                                           FEE WAIVERS,EXPENSES
                                                                                                          REIMBURSED AND/OR FEES
                    NET ASSETS,           RATIO OF                RATIO OF NET                              REDUCED BY CREDITS
                   END OF PERIOD    OPERATING EXPENSES     INVESTMENT INCOME/(LOSS) TO     PORTFOLIO          ALLOWED BY THE
TOTAL RETURN(1)     (IN 000'S)     TO AVERAGE NET ASSETS       AVERAGE NET ASSETS        TURNOVER RATE         CUSTODIAN(2)
---------------    -------------   ---------------------   ---------------------------   -------------    ----------------------
    9.13%            $ 65,860            0.84%(9)                  0.45%(9)                   18%                0.84%(9)
  (10.35)%             63,119            0.84%                     0.32%                      28%                0.84%
   11.99%              71,988            0.82%                     0.21%                      30%                0.82%
   17.40%              56,717            1.04%(9)                  0.14%(9)                   13%                1.04%(9)

    9.00%               2,510            1.09%(9)                  0.20%(9)                   18%                1.09%(9)
  (10.54)%              1,962            1.09%                     0.07%                      28%                1.09%
    6.38%                 668            1.07%(9)                 (0.04)%(9)                  30%                1.07%(9)

   12.23%            $158,032            1.00%(9)                 (0.00)%(9)(11)              42%                1.00%(9)
  (31.01)%            135,422            1.00%                    (0.05)%                    171%                1.00%
  (29.05)%            167,483            0.94%                     0.11%                      92%                0.94%
  (22.04)%            306,551            1.10%                    (0.10)%                     83%                1.11%
   97.09%             369,952            1.15%                    (0.78)%                    129%                1.15%
   59.04%             162,967            1.16%                    (0.55)%                    112%                1.17%

   12.15%                 844            1.25%(9)                 (0.25)%(9)                  42%                1.25%(9)
  (31.16)%                622            1.25%                    (0.30)%                    171%                1.25%
    5.46%                  31            1.19%(9)                 (0.14)%(9)                  92%                1.19%(9)

   26.41%            $ 59,418            0.99%(9)                 (0.12)%(9)                  22%                0.99%(9)
  (47.15)%             39,476            1.00%                    (0.31)%                     29%                1.00%
  (12.73)%             73,367            0.95%                    (0.44)%                     46%                0.95%
  (10.58)%             82,288            1.11%                    (0.61)%                     49%                1.11%
   71.09%              53,616            1.19%                    (0.75)%                     52%                1.19%
    8.09%              44,380            1.19%                    (0.48)%                    108%                1.20%

   26.14%               1,458            1.24%(9)                 (0.37)%(9)                  22%                1.24%(9)
  (47.28)%              1,068            1.25%                    (0.56)%                     29%                1.25%
   (3.00)%                440            1.20%(9)                 (0.69)%(9)                  46%                1.20%(9)

    7.76%            $ 55,114            1.26%(9)                  1.95%(9)                    9%                1.26%(9)
  (15.71)%             50,625            1.26%                     0.49%                      30%                1.26%
  (17.78)%             49,178            1.19%                     0.33%                      34%                1.19%
  (19.84)%             67,227            1.31%                     0.11%                      40%                1.31%
   51.96%              86,632            1.39%                     0.87%                     161%                1.40%
    5.20%              60,360            1.36%                     0.61%                     118%                1.48%

    7.58%                 103            1.51%(9)                  1.70%(9)                    9%                1.51%(9)
  (15.91)%                 93            1.51%                     0.24%                      30%                1.51%
    4.40%                0(12)           1.40%(9)                  0.12%(9)                   34%                1.40%(9)

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                   INCOME FROM INVESTMENT OPERATIONS               LESS
                                            ----------------------------------------------    DISTRIBUTIONS
                                                              NET REALIZED                    -------------
                         NET ASSET VALUE,                     AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM
                           BEGINNING OF     NET INVESTMENT    GAIN/(LOSS) ON    INVESTMENT    NET INVESTMENT    NET ASSET VALUE,
                             PERIOD           INCOME            INVESTMENTS     OPERATIONS        INCOME        END OF PERIOD
                         ----------------   --------------    --------------    ----------    --------------    ----------------
SHORT TERM INCOME FUND

CLASS 1
06/30/03 (unaudited)         $    2.65      $    0.06(6)      $    0.06         $  0.12       $   (0.17)          $    2.60
12/31/02                          2.60           0.14(6)           0.02            0.16           (0.11)               2.65
12/31/01                          2.44           0.15(6)           0.05            0.20           (0.04)               2.60
12/31/00                          2.39           0.14              0.05            0.19           (0.14)               2.44
12/31/99                          2.44           0.12             (0.05)           0.07           (0.12)               2.39
12/31/98                          2.43           0.12              0.01            0.13           (0.12)               2.44

CLASS 2
06/30/03 (unaudited)              2.64           0.06(6)           0.06            0.12           (0.16)               2.60
12/31/02                          2.60           0.13(6)           0.02            0.15           (0.11)               2.64
12/31/01(5)                       2.60           0.02(6)          (0.02)(8)        0.00(7)           --                2.60

U.S. GOVERNMENT
SECURITIES FUND

CLASS 1
06/30/03 (unaudited)         $   11.05      $    0.27(6)      $   (0.09)        $  0.18       $   (0.53)          $   10.70
12/31/02                         10.55           0.59(6)           0.33            0.92           (0.42)              11.05
12/31/01                          9.93           0.61(6)           0.16            0.77           (0.15)              10.55
12/31/00                          9.62           0.62(6)           0.29            0.91           (0.60)               9.93
12/31/99                         10.11           0.54             (0.49)           0.05           (0.54)               9.62
12/31/98                         10.04           0.63              0.06            0.69           (0.62)              10.11

CLASS 2
06/30/03 (unaudited)             11.02           0.25(6)          (0.09)           0.16           (0.52)              10.66
12/31/02                         10.55           0.56(6)           0.33            0.89           (0.42)              11.02
12/31/01(5)                      10.70           0.09(6)          (0.24)(8)       (0.15)             --               10.55

INCOME FUND

CLASS 1
06/30/03 (unaudited)         $   10.79      $    0.33(6)      $    0.55         $  0.88       $   (0.66)          $   11.01
12/31/02                         10.31           0.69(6)           0.27            0.96           (0.48)              10.79
12/31/01                          9.70           0.67(6)           0.11            0.78           (0.17)              10.31
12/31/00                          9.35           0.65(6)           0.30            0.95           (0.60)               9.70
12/31/99                         10.24           0.67             (0.89)          (0.22)          (0.67)               9.35
12/31/98                         10.19           0.70              0.04            0.74           (0.69)              10.24

CLASS 2
06/30/03 (unaudited)             10.77           0.31(6)           0.55            0.86           (0.66)              10.97
12/31/02                         10.31           0.65(6)           0.29            0.94           (0.48)              10.77
12/31/01(5)                      10.45           0.10(6)          (0.24)(8)       (0.14)             --               10.31

MONEY MARKET FUND

CLASS 1
06/30/03 (unaudited)         $    1.00      $    0.004        $      --         $  0.004      $   (0.004)         $    1.00
12/31/02                          1.00           0.014(6)            --            0.014          (0.014)              1.00
12/31/01                          1.00           0.036           (0.000)(13)       0.036          (0.036)              1.00
12/31/00                          1.00           0.056               --            0.056          (0.056)              1.00
12/31/99                          1.00           0.045           (0.000)(13)       0.045          (0.045)              1.00
12/31/98                          1.00           0.049           (0.000)(13)       0.049          (0.049)              1.00

CLASS 2
06/30/03 (unaudited)              1.00           0.003               --            0.003          (0.003)              1.00
12/31/02                          1.00           0.011(6)            --            0.011          (0.011)              1.00
12/31/01(5)                       1.00           0.002           (0.000)(13)       0.002          (0.002)              1.00

                       See Notes to Financial Statements.

                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                --------------------------------------------------
                 NET ASSETS,          RATIO OF                RATIO OF NET
                 END OF PERIOD   OPERATING EXPENSES    INVESTMENT INCOME/(LOSS) TO
TOTAL RETURN(1)  (IN 000'S)     TO AVERAGE NET ASSETS       AVERAGE NET ASSETS
------------     -------------  ---------------------  ---------------------------
     4.32%         $ 43,897            0.63%(9)                   4.52%(9)
     6.26%           41,592            0.62%                      5.42%
     8.15%           50,343            0.60%                      5.77%
     8.23%           43,479            0.80%                      5.66%
     2.89%           53,144            0.80%                      5.26%
     5.28%           37,399            0.85%                      5.45%

     4.66%            2,302            0.88%(9)                   4.27%(9)
     5.86%            1,188            0.87%                      5.17%
     0.00%               20            0.85%(9)                   5.52%(9)

     1.66%         $184,004            0.56%(9)                   4.85%(9)
     8.87%          173,770            0.56%                      5.45%
     7.79%          136,904            0.56%                      5.89%
     9.73%          108,848            0.76%                      6.35%
     0.51%           80,015            0.83%                      6.02%
     7.03%           41,914            0.89%                      5.85%

     1.49%           18,668            0.81%(9)                   4.60%(9)
     8.57%           12,264            0.81%                      5.20%
    (1.40)%             753            0.81%(9)                   5.64%(9)

     8.11%         $190,572            0.56%(9)                   5.99%(9)
     9.61%          179,844            0.56%                      6.64%
     8.08%          154,826            0.55%                      6.69%
    10.45%          127,505            0.74%                      6.81%
    (2.16)%          55,556            0.85%                      6.84%
     7.45%           49,654            0.96%                      6.69%

     7.90%           16,930            0.81%(9)                   5.74%(9)
     9.40%            8,186            0.81%                      6.39%
    (1.34)%             362            0.80%(9)                   6.44%(9)

     0.39%         $ 26,125            0.58%(9)                   0.78%(9)
     1.39%           33,766            0.57%                      1.32%
     3.68%           28,563            0.62%                      3.41%
     5.79%           18,265            0.76%                      5.57%
     4.56%           31,105            0.71%                      4.47%
     5.01%           31,862            0.65%                      4.90%

     0.26%            3,458            0.83%(9)                   0.53%(9)
     1.13%            4,679            0.82%                      1.07%
     0.22%              189            0.87%(9)                   3.16%(9)

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
-------------------------------------------------------------
                   RATIO OF OPERATING
                  EXPENSES TO AVERAGE           RATIO OF
                   NET ASSETS WITHOUT          OPERATING
                  FEE WAIVERS, EXPENSES        EXPENSES
                 REIMBURSED AND/OR FEES       TO AVERAGE
                   REDUCED BY CREDITS         NET ASSETS
  PORTFOLIO          ALLOWED BY THE        INCLUDING INTEREST
TURNOVER RATE         CUSTODIAN(2)             EXPENSE(2)
-------------    ----------------------    ------------------
     24%                0.63%(9)                0.63%(9)
     41%                0.62%                   0.62%
     44%                0.60%                   0.60%
     17%                0.81%                   0.81%
     42%                0.81%                   0.81%
     27%                0.89%                   0.89%

     24%                0.88%(9)                0.88%(9)
     41%                0.87%                   0.87%
     44%                0.85%(9)                0.85%(9)

     24%                0.56%(9)                0.56%(9)
     41%                0.56%                   0.56%
     31%                0.56%                   0.56%
     10%                0.76%                   0.76%
     15%                0.83%                   0.83%
     22%                1.03%                   1.02%

     24%                0.81%(9)                0.81%(9)
     41%                0.81%                   0.81%
     31%                0.81%(9)                0.81%(9)

     12%                0.56%(9)                0.56%(9)
     21%                0.56%                   0.56%
     33%                0.55%                   0.55%
      2%                0.75%                   0.74%
     12%                0.85%                   0.85%
      4%                0.96%                   0.96%

     12%                0.81%(9)                0.81%(9)
     21%                0.81%                   0.81%
     33%                0.80%(9)                0.80%(9)

      -                 0.58%(9)                0.58%(9)
      -                 0.57%                   0.57%
      -                 0.62%                   0.62%
      -                 0.78%                   0.76%
      -                 0.78%                   0.71%
      -                 0.81%                   0.65%

      -                 0.83%(9)                0.83%(9)
      -                 0.82%                   0.82%
      -                 0.87%(9)                0.87%(9)

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

 (1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/ or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

 (3) The REIT Fund commenced operations on May 1, 2003.

 (4) The Equity Income Fund and the West Coast Equity Fund commenced operations on April 28, 1998.

 (5) All Funds commenced selling Class 2 shares on November 6, 2001, with the exception of the Equity Income, Mid Cap Stock and Small Cap Stock Funds which commenced selling Class 2 shares on May 1, 2001.

 (6) Per share numbers have been calculated using the average shares method.

 (7) Amount represents less than $0.01 per share.

 (8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

 (9) Annualized.

(10) The Mid Cap Stock Fund commenced operations on May 1, 2000.

(11) Amount represents less than 0.01%.

(12) Amount represents less than $1,000.

(13) Amount represents less than $0.001 per share.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

REIT FUND

JUNE 30, 2003 (UNAUDITED)

                         SHARES                                                   VALUE
                         ------                                                   -----
REAL ESTATE INVESTMENT TRUSTS - 91.8%
    DIVERSIFIED - 6.1%
    24,000             iStar Financial Inc. ............................    $     876,000
    20,000             Vornado Realty Trust ............................          872,000
                                                                            -------------
                       Total Diversified ...............................        1,748,000
                                                                            -------------
    HEALTH CARE - 4.7%
    20,700             Health Care Property Investors, Inc. ............          876,645
    16,500             Healthcare Realty Trust, Inc. ...................          480,975
                                                                            -------------
                       Total Health Care ...............................        1,357,620
                                                                            -------------
    INDUSTRIAL/OFFICE - 27.1%
      INDUSTRIAL - 7.4%
    26,500             AMB Property Corporation ........................          746,505
     9,000             CenterPoint Properties Trust ....................          551,250
    31,000             ProLogis ........................................          846,300
                                                                            -------------
                                                                                2,144,055
                                                                            -------------
      MIXED - 2.8%
    29,000             Duke Realty Corporation .........................          798,950
                                                                            -------------
      OFFICE - 16.9%
    22,500             Arden Realty, Inc. ..............................          583,875
    16,500             Boston Properties, Inc. .........................          722,700
    26,000             CarrAmerica Realty Corporation ..................          723,060
    53,000             Corporate Office Properties Trust ...............          897,290
    51,300             Equity Office Properties Trust ..................        1,385,613
    16,500             SL Green Realty Corporation .....................          575,685
                                                                            -------------
                                                                                4,888,223
                                                                            -------------
                       Total Industrial/Office .........................        7,831,228
                                                                            -------------
    LODGING/RESORTS - 6.1%
    38,300             FelCor Lodging Trust, Inc. ......................          300,655
    32,000             Hospitality Properties Trust ....................        1,000,000
    51,300             Host Marriott Corporation+ ......................          469,395
                                                                            -------------
                       Total Lodging/Resorts ...........................        1,770,050
                                                                            -------------
    MORTGAGE - 2.4%
    35,600             Annaly Mortgage Management, Inc. ................          708,796
                                                                            -------------
    RESIDENTIAL - 12.6%
      APARTMENTS - 12.6%
    26,200             Apartment Investment & Management
                         Company, Class A ..............................          906,520
    20,000             AvalonBay Communities, Inc. .....................          852,800
    48,500             Equity Residential ..............................        1,258,575
    35,500             United Dominion Realty Trust, Inc. ..............          611,310
                                                                            -------------
                       Total Residential ...............................        3,629,205
                                                                            -------------
    RETAIL - 23.0%
      REGIONAL MALLS - 16.5%
    21,500             General Growth Properties, Inc. .................        1,342,460
    32,500             Macerich Company ................................        1,141,725
    30,200             Mills Corporation ...............................        1,013,210
    32,500             Simon Property Group, Inc. ......................        1,268,475
                                                                            -------------
                                                                                4,765,870
                                                                            -------------
      SHOPPING CENTERS - 6.5%
    27,000             Developers Diversified Realty Corporation .......          767,880
    29,000             Kimco Realty Corporation ........................        1,099,100
                                                                            -------------
                                                                                1,866,980
                                                                            -------------
                       Total Retail ....................................        6,632,850
                                                                            -------------
    SELF STORAGE - 3.4%
    16,500             Public Storage, Inc. ............................          558,855
    12,700             Shurgard Storage Centers, Inc., Class A .........          420,116
                                                                            -------------
                       Total Self Storage ..............................          978,971
                                                                            -------------
    SPECIALTY - 6.4%
    30,500             Capital Automotive REIT .........................          853,695
    38,000             Plum Creek Timber Company, Inc. .................          986,100
                                                                            -------------
                       Total Specialty .................................        1,839,795
                                                                            -------------
                       Total Real Estate Investment Trusts
                         (Cost $24,845,713) ............................       26,496,515
                                                                            -------------
COMMON STOCKS - 3.5%
    CONSUMER DISCRETIONARY - 3.5%
      CONSUMER DURABLES & APPAREL - 1.6%
    17,000             D.R. Horton, Inc. ...............................          477,700
                                                                            -------------
      HOTELS, RESTAURANTS & LEISURE - 1.9%
    17,000             Mandalay Resort Group ...........................          541,450
                                                                            -------------
                       Total Consumer Discretionary ....................        1,019,150
                                                                            -------------
                       Total Common Stocks
                         (Cost $1,010,402) .............................        1,019,150
                                                                            -------------

PRINCIPAL
 AMOUNT
--------
REPURCHASE AGREEMENT - 5.0%
  (Cost $1,430,000)
$ 1,430,000  Agreement with Goldman Sachs
              Group, Inc., 0.800% dated 06/30/2003,
              to be repurchased at $1,430,032 on
              07/01/2003, collateralized by
              $1,417,840 U.S. Treasury Notes, having
              various interest rates and maturities
              (Market Value $1,458,908) .................                       1,430,000
                                                                            -------------
TOTAL INVESTMENTS (Cost $27,286,115*) ...................   100.3%             28,945,665
OTHER ASSETS AND LIABILITIES (Net) ......................    (0.3)                (81,822)
                                                            -----           -------------
NET ASSETS ..............................................   100.0%          $  28,863,843
                                                            =====           =============

----------
* Aggregate cost for federal tax purposes.

+ Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

EQUITY INCOME FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS - 79.1%

     CONSUMER DISCRETIONARY - 9.9%

       AUTOMOBILES & COMPONENTS - 2.6%
     25,200    General Motors Corporation....................       $    907,200
     36,000    Magna International Inc., Class A.............          2,421,720
                                                                    ------------
                                                                       3,328,920
                                                                    ------------

       CONSUMER DURABLES & APPAREL - 2.5%
     35,000    D.R. Horton, Inc. ............................            983,500
     45,500    Mattel, Inc. .................................            860,860
     26,000    Nike Inc., Class B**..........................          1,390,740
                                                                    ------------
                                                                       3,235,100
                                                                    ------------

       HOTELS, RESTAURANTS & LEISURE - 4.0%
     51,000    Carnival Corporation**........................          1,658,010
     50,000    Mandalay Resort Group.........................          1,592,500
     82,500    McDonald's Corporation .......................          1,819,950
                                                                    ------------
                                                                       5,070,460
                                                                    ------------

       RETAILING - 0.8%
     43,500    May Department Stores Company**...............            968,310
                                                                    ------------
               Total Consumer Discretionary..................         12,602,790
                                                                    ------------

     CONSUMER STAPLES - 7.1%

       FOOD & STAPLES RETAILING - 3.4%
     82,000    Supervalu Inc.................................          1,748,240
     87,200    Wal-Mart de Mexico SAde CV, ADR...............          2,583,300
                                                                    ------------
                                                                       4,331,540
                                                                    ------------

       FOOD, BEVERAGE & TOBACCO - 3.0%
     35,000    Altria Group, Inc.............................          1,590,400
     41,500    ConAgra Foods, Inc............................            979,400
     18,000    Hershey Foods Corporation.....................          1,253,880
                                                                    ------------
                                                                       3,823,680
                                                                    ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
     10,500    Procter & Gamble Company......................            936,390
                                                                    ------------
               Total Consumer Staples........................          9,091,610
                                                                    ------------

     ENERGY - 5.7%
     35,000    BP PLC, Sponsored ADR.........................          1,470,700
     16,742    ChevronTexaco Corporation.....................          1,208,772
     26,480    ConocoPhillips Company........................          1,451,104
     27,100    Royal Dutch Petroleum Company (F).............          1,263,402
     21,500    Schlumberger Ltd. ............................          1,022,755
     23,697    Valero Energy Corporation.....................            860,912
                                                                    ------------
               Total Energy..................................          7,277,645
                                                                    ------------

     FINANCIALS - 20.3%

       BANKS - 5.9%
     30,700    Bank of America Corporation...................          2,426,221
     42,000    FleetBoston Financial Corporation.............          1,247,820
     25,400    PNC Financial Services Group, Inc. ...........          1,239,774
     39,700    U.S. Bancorp..................................            972,650
     33,000    Wells Fargo & Company.........................          1,663,200
                                                                    ------------
                                                                       7,549,665
                                                                    ------------

       DIVERSIFIED FINANCIALS - 9.6%
     69,500    Citigroup Inc. ...............................          2,974,600
     37,000    Fannie Mae....................................          2,495,280
     32,000    Franklin Resources, Inc. .....................          1,250,240
     72,000    J.P. Morgan Chase & Company...................          2,460,960
     39,500    Morgan Stanley Dean Witter & Company..........          1,688,625
     37,600    T. Rowe Price Group, Inc. ....................          1,419,400
                                                                    ------------
                                                                      12,289,105
                                                                    ------------

       INSURANCE - 4.8%
     58,000    ACE Ltd. .....................................          1,988,820
     36,000    AFLAC Inc. ...................................          1,107,000
     29,500    Allstate Corporation..........................          1,051,675
     24,000    XL Capital Ltd., Class A......................          1,992,000
                                                                    ------------
                                                                       6,139,495
                                                                    ------------
               Total Financials..............................         25,978,265
                                                                    ------------

     HEALTH CARE - 8.3%

       HEALTH CARE EQUIPMENT & SERVICES - 1.3%
     43,500    Becton, Dickinson & Company...................          1,689,975
                                                                    ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 7.0%
     34,000    Abbott Laboratories...........................          1,487,840
     65,000    Bristol-Myers Squibb Company..................          1,764,750
     20,000    Johnson & Johnson.............................          1,034,000
     23,500    Merck & Company, Inc. ........................          1,422,925
     64,000    Mylan Laboratories Inc. ......................          2,225,280
     51,200    Schering-Plough Corporation...................            952,320
                                                                    ------------
                                                                       8,887,115
                                                                    ------------
               Total Health Care.............................         10,577,090
                                                                    ------------

     INDUSTRIALS - 9.5%

       CAPITAL GOODS - 9.5%
     48,500    Boeing Company................................          1,664,520
     18,000    Emerson Electric Company......................            919,800
     28,800    General Dynamics Corporation..................          2,088,000
     69,000    General Electric Company......................          1,978,920
     43,000    Genuine Parts Company.........................          1,376,430
     49,000    Honeywell International Inc. .................          1,315,650
    149,700    Tyco International Ltd.**.....................          2,841,306
                                                                    ------------
               Total Industrials.............................         12,184,626
                                                                    ------------

     INFORMATION TECHNOLOGY - 7.2%

       COMMUNICATIONS EQUIPMENT - 0.9%
    124,000   Motorola, Inc. ................................          1,169,320
                                                                    ------------

                       See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS (CONTINUED)

    INFORMATION TECHNOLOGY (CONTINUED)

       COMPUTERS & PERIPHERALS - 2.0%
     55,300    Hewlett-Packard Company.......................       $  1,177,890
     16,000    International Business Machines
                 Corporation.................................          1,320,000
                                                                    ------------
                                                                       2,497,890
                                                                    ------------

        ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
     72,000    Diebold, Inc. ................................          3,114,000
                                                                    ------------

       IT SERVICES - 0.7%
      44,500   Electronic Data Systems Corporation...........            954,525
                                                                    ------------

       SOFTWARE - 1.2%
     67,000    Computer Associates International, Inc. ......          1,492,760
                                                                    ------------
               Total Information Technology..................          9,228,495
                                                                    ------------

     MATERIALS - 1.9%
     29,200    Alcoa Inc. ...................................            744,600
     25,000    Dow Chemical Company..........................            774,000
     11,700    E.I. Du Pont de Nemours & Company.............            487,188
      9,500    PPG Industries, Inc. .........................            482,030
                                                                    ------------
               Total Materials...............................          2,487,818
                                                                    ------------

     TELECOMMUNICATION SERVICES - 3.9%
     44,000    Alltel Corporation............................          2,121,680
      3,000    Metromedia Fiber Network, Inc., Class A+......                 51
     36,800    SBC Communications Inc. ......................            940,240
     49,500    Verizon Communications Inc. ..................          1,952,775
                                                                    ------------
               Total Telecommunication Services..............          5,014,746
                                                                    ------------

     UTILITIES - 5.3%
     80,000    Duke Energy Corporation.......................          1,596,000
    102,000    El Paso Corporation...........................            824,160
     30,000    FPL Group, Inc. ..............................          2,005,500
     36,500    Pinnacle West Capital Corporation.............          1,366,925
     31,000    Southern Company..............................            965,960
                                                                    ------------
               Total Utilities...............................          6,758,545
                                                                    ------------
               Total Common Stocks
                 (Cost $102,354,146).........................        101,201,630
                                                                    ------------

REAL ESTATE INVESTMENT TRUSTS - 8.7%
     35,300    AMB Property Corporation......................            994,401
     16,400    Apartment Investment & Management
                 Company, Class A............................            567,440
     12,900    Arden Realty, Inc. ...........................            334,755
      7,600    CarrAmerica Realty Corporation................            211,356
     18,500    Corporate Office Properties Trust.............            313,205
      8,000    Developers Diversified Realty Corporation.....            227,520
     12,200    Duke Realty Corporation.......................            336,110
     36,000    Equity Office Properties Trust................            972,360
     39,500    Equity Residential............................          1,025,025
     17,000    General Growth Properties, Inc. ..............          1,061,480
     20,100    Health Care Property Investors, Inc. .........            851,235
     18,000    Hospitality Properties Trust..................            562,500
      6,500    Kimco Realty Corporation......................            246,350
     14,000    Macerich Company..............................            491,820
     28,500    Plum Creek Timber Company, Inc. ..............            739,575
     15,200    ProLogis......................................            414,960
     22,800    Shurgard Storage Centers, Inc., Class A +.....            754,224
     25,500    Simon Property Group, Inc. ...................            995,265
                                                                    ------------
               Total Real Estate Investment Trusts
                 (Cost $9,838,423)...........................         11,099,581
                                                                    ------------


PRINCIPAL
 AMOUNT
 ------
 CONVERTIBLE SECURITIES - 5.1%

       CONVERTIBLE BONDS AND NOTES - 5.1%
$   600,000    Analog Devices, Inc., Conv. Sub. Note,
                 4.750% due 10/01/2005**.....................            613,500
    700,000    LSI Logic Corporation, Conv. Sub. Note,
                 4.000% due 02/15/2005**.....................            693,000
  1,500,000    Omnicare, Inc., Conv. Sub. Deb.,
                 5.000% due 12/01/2007**.....................          1,543,125
    850,000    RadiSys Corporation, Conv. Sub. Note,
                 5.500% due 08/15/2007.......................            803,250
  1,750,000    TriQuint Semiconductor, Inc., Conv.
                 Sub. Note,
                 4.000% due 03/01/2007**.....................          1,456,875
  1,500,000    Vitesse Semiconductor Corporation, Conv.
                 Sub. Deb.,
                 4.000% due 03/15/2005**.....................          1,400,625
                                                                    ------------
               Total Convertible Bonds and Notes
                 (Cost $5,889,055)...........................          6,510,375
                                                                    ------------

SHARES
------
       CONVERTIBLE PREFERRED STOCK - 0.0% ***
        (Cost $57,500)
        230    Global Crossing Ltd., Conv. Pfd., (in arrears)
                 7.000% due 12/31/2049+ .....................                  2
                                                                    ------------
               Total Convertible Securities
                 (Cost $5,946,555)...........................          6,510,377
                                                                    ------------

PRINCIPAL
 AMOUNT
 ------
 FIXED INCOME SECURITIES - 3.1%

       CORPORATE BONDS AND NOTES - 2.9%
$   100,000    Aetna Inc., Company Guarantee,
                 7.125% due 08/15/2006.......................            113,483
    500,000    Aetna Inc., Sr. Note,
                 7.875% due 03/01/2011.......................            608,544
     45,000    Baxter International Inc., Note,
                 7.125% due 02/01/2007.......................             51,765
    300,000    CBS Corporation, Sr. Note,
                 7.150% due 05/20/2005.......................            329,463
  1,000,000    ERAC USA Finance Company, Note,
                 7.350% due 06/15/2008++ ....................          1,171,526

                       See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                VALUE
 ------                                                                -----
  FIXED INCOME SECURITIES (CONTINUED)

     CORPORATE BONDS AND NOTES (CONTINUED)
$   100,000    Raytheon Company, Sr. Note,
                 6.150% due 11/01/2008.......................       $    113,203
  1,000,000    TELUS Corporation, Note,
                 8.000% due 06/01/2011.......................          1,160,000
    100,000    Texas-New Mexico Power Company,
                 Sr. Note,
                 6.250% due 01/15/2009.......................            101,241
                                                                    ------------
               Total Corporate Bonds and Notes
                 (Cost $3,184,510)...........................          3,649,225
                                                                    ------------
     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.2%

       FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.2%
    175,912    6.500% due 09/01/2030.........................            183,141
    101,766    7.000% due 09/01/2030.........................            106,745
                                                                    -----------
               Total U.S. Government Agency
                 Mortgage-Backed Securities
                 (Cost $268,486).............................            289,886
                                                                    ------------

     COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0% ***
       (Cost $36,445)

     36,209    Federal Home Loan Mortgage Corporation,
               Series 1638, Class K,
               6.500% due 03/15/2023.........................             36,281
                                                                    ------------
               Total Fixed Income Securities
                 (Cost $3,489,441)...........................          3,975,392
                                                                    ------------

SHARES
------
WARRANTS - 0.0% ***
  (Cost $3)

        250    V2 Music Holdings PLC,
                 Expires 05/07/2008+,++ .....................                  3
                                                                    ------------

PRINCIPAL
 AMOUNT                                                                 VALUE
 ------                                                                -----
  REPURCHASE AGREEMENT - 4.3%
         (Cost $5,520,000)
$ 5,520,000    Agreement with Goldman Sachs
                 Group, Inc., 0.800% dated
                 06/30/2003, to be repurchased at
                 $5,520,123 on 07/01/2003,
                 collateralized by $5,473,061 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $5,631,590)..........                $  5,520,000
                                                                    ------------

TOTAL INVESTMENTS   (Cost $127,148,568*)............      100.3%     128,306,983
OTHER ASSETS AND LIABILITIES (Net)..................       (0.3)        (361,254)
                                                          -----     ------------
NET ASSETS..........................................      100.0%    $127,945,729
                                                          =====     ============

-----------------
   *  Aggregate cost for federal tax purposes.

  ** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $9,883,210, representing 7.7% of the total net assets of the Fund (Collateral Value $10,213,960).

 ***  Amount represents less than 0.1% of total net assets.

   +  Non-income producing security.

  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

                                GLOSSARY OF TERMS

          ADR  --   American Depository Receipt
          (F)  --   Foreign Shares

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

GROWTH & INCOME FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS - 96.9%

     CONSUMER DISCRETIONARY - 9.8%

       CONSUMER DURABLES & APPAREL - 1.2%
    125,000    Mattel, Inc...................................       $  2,365,000
                                                                    ------------

       HOTELS, RESTAURANTS & LEISURE - 3.4%
    215,000    Carnival Corporation..........................          6,989,650
                                                                    ------------

       MEDIA - 5.2%
     74,000    Comcast Corporation, Class A+.................          2,233,320
    104,000    Comcast Corporation, Special Class A+.........          2,998,320
    284,000    Liberty Media Corporation, Class A+...........          3,283,040
     53,000    Viacom Inc., Class A+.........................          2,316,100
                                                                    ------------
                                                                      10,830,780
                                                                    ------------
               Total Consumer Discretionary..................         20,185,430
                                                                    ------------

     CONSUMER STAPLES - 10.2%

       FOOD & STAPLES RETAILING - 3.6%
     54,000    Costco Wholesale Corporation+.................          1,976,400
    327,000    Kroger Company+...............................          5,454,360
                                                                    ------------
                                                                       7,430,760
                                                                    ------------

       FOOD, BEVERAGE & TOBACCO - 1.4%
     67,000    PepsiCo Inc...................................          2,981,500
                                                                    ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 5.2%
     77,000    Avon Products, Inc............................          4,789,400
     67,000    Kimberly-Clark Corporation....................          3,493,380
     27,000    Procter & Gamble Company......................          2,407,860
                                                                    ------------
                                                                      10,690,640
                                                                    ------------
               Total Consumer Staples........................         21,102,900
                                                                    ------------

     ENERGY - 7.6%
     84,000    BPP LC, Sponsored ADR.........................          3,529,680
     88,000    Exxon Mobil Corporation.......................          3,160,080
     80,000    Royal Dutch Petroleum Company (F).............          3,729,600
     48,000    Schlumberger Ltd..............................          2,283,360
    109,000    Unocal Corporation............................          3,127,210
                                                                    ------------
               Total Energy..................................         15,829,930
                                                                    ------------

     FINANCIALS - 23.7%

       BANKS - 11.1%
     62,000    Bank of America Corporation...................          4,899,860
    146,000    FleetBoston Financial Corporation.............          4,337,660
     90,000    PNC Financial Services Group, Inc.............          4,392,900
    103,000    Wachovia Corporation..........................          4,115,880
    105,000    Wells Fargo & Company.........................          5,292,000
                                                                    ------------
                                                                      23,038,300
                                                                    ------------

       DIVERSIFIED FINANCIALS - 8.1%
    120,000    Citigroup Inc.................................          5,136,000
    100,000    Freddie Mac...................................          5,077,000
    188,000    J.P. Morgan Chase & Company...................          6,425,840
                                                                    ------------
                                                                      16,638,840
                                                                    ------------

       INSURANCE - 4.5%
    150,000    Allstate Corporation..........................          5,347,500
     71,000    American International Group Inc..............          3,917,780
                                                                    ------------
                                                                       9,265,280
                                                                    ------------
               Total Financials..............................         48,942,420
                                                                    ------------

     HEALTH CARE - 17.7%

       HEALTH CARE EQUIPMENT & SERVICES - 5.8%
     63,000    Baxter International Inc......................          1,638,000
     85,000    Cardinal Health Inc.**........................          5,465,500
    110,000    Guidant Corporation...........................          4,882,900
                                                                    ------------
                                                                      11,986,400
                                                                    ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 11.9%
    126,000    Bristol-Myers Squibb Company..................          3,420,900
     48,000    Johnson & Johnson.............................          2,481,600
     55,000    Merck & Company, Inc..........................          3,330,250
    234,000    Mylan Laboratories Inc........................          8,136,180
    130,000    Pfizer Inc....................................          4,439,500

    146,000    Schering-Plough Corporation...................          2,715,600
                                                                    ------------
                                                                      24,524,030
                                                                    ------------
               Total Health Care.............................         36,510,430
                                                                    ------------

     INDUSTRIALS - 9.0%

       CAPITAL GOODS - 9.0%
    130,000    Boeing Company................................          4,461,600
    106,000    General Electric Company......................          3,040,080
    186,000    Honeywell International Inc...................          4,994,100
    326,000    Tyco International Ltd.**.....................          6,187,480
                                                                    ------------
               Total Industrials.............................         18,683,260
                                                                    ------------

     INFORMATION TECHNOLOGY - 11.4%

       COMMUNICATIONS EQUIPMENT - 1.6%
    349,000    Motorola, Inc.................................          3,291,070
                                                                    ------------
       COMPUTERS & PERIPHERALS - 3.6%
    110,000    Hewlett-Packard Company.......................          2,343,000
     63,000    International Business Machines
                 Corporation.................................          5,197,500
                                                                    ------------
                                                                       7,540,500
                                                                    ------------

       IT SERVICES - 2.0%
     99,000    First Data Corporation........................          4,102,560
                                                                    ------------
       SOFTWARE - 4.2%
    199,000    Computer Associates International, Inc........          4,433,720
    166,000    Microsoft Corporation.........................          4,251,260
                                                                    ------------
                                                                       8,684,980
                                                                    ------------
               Total Information Technology .................         23,619,110
                                                                    ------------
     TELECOMMUNICATION SERVICES - 1.6%
    131,000    SBC Communications Inc........................          3,347,050
                                                                    ------------

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                  VALUE
------                                                                  -----
COMMON STOCKS (CONTINUED)

     UTILITIES - 5.9%

    157,000    Duke Energy Corporation.......................       $  3,132,150
     62,000    FPL Group, Inc................................          4,144,700
    111,000    NiSource Inc..................................          2,109,000
     75,000    Pinnacle West Capital Corporation.............          2,808,750
                                                                    ------------
               Total Utilities...............................         12,194,600
                                                                    ------------
               Total Common Stocks
                 (Cost $183,541,602).........................        200,415,130
                                                                    ------------

     PRINCIPAL
      AMOUNT                                                            VALUE
      ------                                                            -----
REPURCHASE AGREEMENT - 3.1%
   (Cost $6,328,000)

$ 6,328,000    Agreement with Goldman Sachs
                 Group, Inc., 0.800% dated
                 06/30/2003, to be repurchased at
                 $6,328,141 on 07/01/2003,
                 collateralized by $6,274,190 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $6,455,924)............              $  6,328,000
                                                                    ------------
TOTAL INVESTMENTS (Cost $189,869,602*)................    100.0%     206,743,130
OTHER ASSETS AND LIABILITIES (Net)....................      0.0           (7,210)
                                                          -----     ------------
NET ASSETS............................................    100.0%    $206,735,920
                                                          =====     ============

-------------------
    *  Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $11,652,980, representing 5.6% of the total net assets of the Fund (Collateral Value $12,215,000).

    +  Non-income producing security.

                                GLOSSARY OF TERMS

           ADR  --  American Depository Receipt
           (F)  --  Foreign Shares

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

WEST  COAST  EQUITY  FUND

JUNE 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----
COMMON STOCKS - 94.0%

     CONSUMER DISCRETIONARY - 17.3%

       AUTOMOBILES & COMPONENTS - 2.9%

    112,300    Monaco Coach+ ................................       $  1,721,559
     15,000    Superior Industries International, Inc........            625,500
                                                                    ------------
                                                                       2,347,059
                                                                    ------------

       CONSUMER DURABLES & APPAREL - 4.1%

     15,124    Columbia Sportswear+ .........................            777,525
     15,800    KB Home.......................................            979,284
     39,000    Mattel, Inc...................................            737,880
     16,225    Nike Inc., Class B**..........................            867,875
                                                                    ------------
                                                                       3,362,564
                                                                    ------------

       HOTELS, RESTAURANTS & LEISURE - 1.9%

      4,100    Jack in the Box Inc.+ ........................             91,430
     35,270    Starbucks Corporation+ .......................            864,820
    127,460    WestCoast Hospitality+ .......................            644,948
                                                                    ------------
                                                                       1,601,198
                                                                    ------------

       MEDIA - 4.4%

     37,000    Getty Images, Inc.+ ..........................          1,528,100
     17,300    Knight-Ridder, Inc............................          1,192,489
     29,100    Univision Communications Inc.,
                 Class A+** .................................            884,640
                                                                    ------------
                                                                       3,605,229
                                                                    ------------

       RETAILING - 4.0%

    106,285    Building Materials Holding Corporation........          1,574,081
    100,000    Hollywood Entertainment+ .....................          1,720,000
                                                                    ------------
                                                                       3,294,081
                                                                    ------------
               Total Consumer Discretionary..................         14,210,131
                                                                    ------------
    CONSUMER STAPLES - 4.0%

       FOOD & STAPLES RETAILING - 4.0%

     44,620    Costco Wholesale Corporation+.................          1,633,092
     96,590    Kroger Company+...............................          1,611,121
                                                                    ------------
               Total Consumer Staples........................          3,244,213
                                                                    ------------
     ENERGY - 3.4%

      6,100    Apache Corporation............................            396,866
     20,300    ChevronTexaco Corporation.....................          1,465,660
     24,500    Nabors Industries Ltd.+.......................            968,975
                                                                    ------------
               Total Energy..................................          2,831,501
                                                                    ------------
     FINANCIALS - 18.9%

       BANKS - 15.0%

     27,950    Bank of America Corporation...................          2,208,888
     34,300    Banner Corporation............................            702,807
      9,400    East West Bancorp, Inc........................            339,716
     25,300    Greater Bay Bancorp...........................            516,626
      8,600    KeyCorp.......................................            217,322
     58,900    Pacific Northwest Bancorp.....................          2,047,364
     95,500    U.S. Bancorp..................................          2,339,750
     79,335    Washington Federal, Inc.+.....................          1,835,019
     41,500    Wells Fargo & Company.........................          2,091,600
                                                                    ------------
                                                                      12,299,092
                                                                    ------------
       DIVERSIFIED FINANCIALS - 1.0%

     84,900    Charles Schwab Corporation....................            856,641
                                                                    ------------
       INSURANCE - 2.9%

     17,100    RenaissanceRe Holdings Ltd. ..................            778,392
     30,300    StanCorp Financial Group, Inc. ...............          1,582,266
                                                                    ------------
                                                                       2,360,658
                                                                    ------------
               Total Financials..............................         15,516,391
                                                                    ------------

     HEALTH CARE - 12.9%

       HEALTH CARE EQUIPMENT & SERVICES - 5.0%

     14,200    Applera Corporation-Applied Biosystems
                 Group.......................................            270,226
      4,000    Caremark Rx, Inc.+ ...........................            102,720
     22,680    Health Net, Inc.+ ............................            747,306
    195,100    OraSure Technologies, Inc.+ ..................          1,455,446
     76,825    SonoSite, Inc.+...............................          1,532,659
                                                                    ------------
                                                                       4,108,357
                                                                    ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 7.9%

     19,800    Allergan, Inc.................................          1,526,580
     12,407    Amgen, Inc.+ .................................            824,321
    132,155    Corixa Corporation+** ........................          1,021,558
     36,700    Dendreon Corporation+**.......................            217,998
     48,025    EDEN Bioscience Corporation+..................             77,320
     11,000    Genentech, Inc.+** ...........................            793,320
     30,655    ICOS Corporation+ ............................          1,126,571
     25,800    Pfizer Inc....................................            881,070
                                                                    ------------
                                                                       6,468,738
                                                                    ------------
               Total Health Care.............................         10,577,095
                                                                    ------------

     INDUSTRIALS - 13.0%

       CAPITAL GOODS - 9.7%

     53,811    Boeing Company................................          1,846,794
     51,900    Electro Scientific Industries, Inc.+ .........            786,804
     90,600    Greenbrier Companies, Inc.+ ..................            983,010
     11,250    Northrop Grumman Corporation..................            970,762
     34,167    PACCAR Inc....................................          2,308,323
     20,200    Precision Castparts Corporation...............            628,220
     12,800    Simpson Manufacturing Company, Inc.+ .........            468,480
                                                                    ------------
                                                                       7,992,393
                                                                    ------------
       COMMERCIAL SERVICES & SUPPLIES - 0.8%

     33,100    Robert Half International Inc.+ ..............            626,914
                                                                    ------------

                       See Notes to Financial Statements.

WEST  COAST  EQUITY  FUND

JUNE 30, 2003 (UNAUDITED)

     SHARES                                                             VALUE
     ------                                                             -----
COMMON STOCKS (CONTINUED)

     INDUSTRIALS (CONTINUED)

       TRANSPORTATION - 2.5%

     26,160    Alaska Air Group, Inc.+ ......................       $    561,132
     41,700    Expeditors International of  Washington,
                 Inc.........................................          1,444,488
                                                                    ------------
                                                                       2,005,620
                                                                    ------------
               Total Industrials.............................         10,624,927
                                                                    ------------

     INFORMATION TECHNOLOGY - 17.0%

       COMPUTERS & PERIPHERALS - 2.7%

    126,600    Advanced Digital Information
                 Corporation+ ...............................          1,264,734
     33,100    Hewlett-Packard Company.......................            705,030
     59,000    InFocus Corporation+ .........................            278,480
                                                                    ------------
                                                                       2,248,244
                                                                    ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%

     61,090    Microvision, Inc.+** .........................            378,758
     54,020    Tektronix, Inc.+ .............................          1,166,832
                                                                    ------------
                                                                       1,545,590
                                                                    ------------

       INTERNET SOFTWARE & SERVICES - 1.2%

     306,600     Primus Knowledge Solutions, Inc.+ ..........            401,646
     129,000     WatchGuard Technologies, Inc.+ .............            593,400
                                                                    ------------
                                                                         995,046
                                                                    ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%

     14,025    Applied Materials, Inc.+ .....................            222,437
     21,300    Atmel Corporation+ ...........................             53,889
     53,900    Credence Systems Corporation+ ................            456,533
     31,790    FEI Company+ .................................            596,380
      5,700    Genesis Microchip, Inc.+ .....................             77,178
     49,530    Intel Corporation.............................          1,029,432
      8,000    KLA-Tencor Corporation+** ....................            371,920
     68,680    Lattice Semiconductor Corporation+ ...........            565,236
     20,900    LSI Logic Corporation+ .......................            147,972
    117,700    Pixelworks, Inc.+ ............................            699,138
     32,300    TriQuint Semiconductor, Inc.+ ................            134,368
                                                                    ------------
                                                                       4,354,483
                                                                    ------------

       SOFTWARE - 5.9%

     13,600    Actuate Corporation+ .........................             37,808
     24,200    Adobe Systems Inc.**..........................            776,094
    106,900    BSQUARE Corporation+ .........................             87,658
      5,000    Fair Isaac Corporation........................            257,250
     90,730    Microsoft Corporation.........................          2,323,595
    267,950    ONYX Software Corporation+ ...................            259,912
     11,800    Quest Software, Inc.+ ........................            140,420
     40,790    RadiSys Corporation+ .........................            538,428
     19,300    Siebel Systems, Inc.+ ........................            184,112
     13,700    Sybase, Inc.+ ................................            190,567
                                                                    ------------
                                                                       4,795,854
                                                                    ------------
               Total Information Technology..................         13,939,217
                                                                    ------------

       MATERIALS - 6.1%

    169,300    Louisiana-Pacific Corporation+ ...............          1,835,212
    154,000    Oregon Steel Mills, Inc.+ ....................            446,600
     32,410    Schnitzer Steel Industries, Inc., Class A.....          1,429,929
     23,635    Weyerhaeuser Company..........................          1,276,290
                                                                    ------------
               Total Materials...............................          4,988,031
                                                                    ------------

       TELECOMMUNICATION SERVICES - 1.4%

    142,100    AT&T Wireless Services, Inc.+.................          1,166,641
                                                                    ------------
               Total Common Stocks
                 (Cost $75,258,307)..........................         77,098,147
                                                                    ------------

    REAL ESTATE INVESTMENT TRUSTS - 2.5%

     55,400    Plum Creek Timber Company, Inc................          1,437,630
     17,100    Shurgard Storage Centers, Inc., Class A.......            565,668
                                                                    ------------
               Total Real Estate Investment Trusts
                 (Cost $1,938,130)...........................          2,003,298
                                                                    ------------

     PRINCIPAL
      AMOUNT
      ------
   REPURCHASE AGREEMENT - 3.7%
       (Cost $3,053,000)

$ 3,053,000    Agreement with Goldman Sachs
                 Group, Inc., 0.800% dated
                 06/30/2003, to be repurchased at
                 $3,053,068 on 07/01/2003,
                 collateralized by $3,027,039 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $3,114,718)...............              3,053,000
                                                                    ------------
TOTAL INVESTMENTS (Cost $80,249,437*)....................   100.2%    82,154,445
OTHER ASSETS AND LIABILITIES (Net).......................    (0.2)      (139,097)
                                                            -----   ------------
NET ASSETS...............................................   100.0%  $ 82,015,348
                                                            =====   ============

----------------------

    *   Aggregate cost for federal tax purposes.

   ** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $3,686,368, representing 4.5% of the total net assets of the Fund (Collateral Value $3,911,137).

    +  on-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

MID CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

                                SHARES                                  VALUE
                                ------                                  -----
COMMON STOCKS - 92.5%

  CONSUMER DISCRETIONARY - 16.3%

   AUTOMOBILES & COMPONENTS - 0.5%

   8,100      Superior Industries International, Inc...............  $   337,770
                                                                     -----------

  CONSUMER DURABLES & APPAREL - 6.7%
  48,900      Jones Apparel Group, Inc.+ ..........................    1,430,814
  79,800      Mattel, Inc. ........................................    1,509,816
  30,200      Nike Inc., Class B** ................................    1,615,398
                                                                     -----------
                                                                       4,556,028
                                                                     -----------

   HOTELS, RESTAURANTS & LEISURE - 5.0%
  21,400      Mandalay Resort Group ...............................      681,590
  36,500      Papa John's International, Inc.+ ....................    1,023,825
  57,200      Yum! Brands, Inc.+ ..................................    1,690,832
                                                                     -----------
                                                                       3,396,247
                                                                     -----------

   RETAILING - 4.1%
  37,800      J.C. Penney Company, Inc.
                 (Holding Company) ................................      636,930
  16,900      Neiman Marcus Group Inc., Class A+...................      618,540
  48,200      Tiffany & Company ...................................    1,575,176
                                                                     -----------
                                                                       2,830,646
                                                                     -----------
              Total Consumer Discretionary ........................   11,120,691
                                                                     -----------

  CONSUMER STAPLES - 6.2%

   FOOD, BEVERAGE & TOBACCO - 3.1%
  36,300      Dean Foods Company+ .................................    1,143,450
  13,700      Hershey Foods Corporation ...........................      954,342
                                                                     -----------
                                                                       2,097,792
                                                                     -----------

   HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
  17,700      Avon Products, Inc. .................................    1,100,940
  30,200      Estee Lauder Companies Inc., Class A ................    1,012,606
                                                                     -----------
                                                                       2,113,546
                                                                     -----------
              Total Consumer Staples ..............................    4,211,338
                                                                     -----------

  ENERGY - 7.4%
  43,600      Baker Hughes Inc. ...................................    1,463,652
  12,600      ConocoPhillips Company ..............................      690,480
  28,999      Devon Energy Corporation ............................    1,548,547
  17,100      Nabors Industries Ltd.+..............................      676,305
  22,600      Unocal Corporation ..................................      648,394
                                                                     -----------
              Total Energy ........................................    5,027,378

  FINANCIALS - 16.8%

   BANKS - 7.0%
  43,775      Charter One Financial, Inc. .........................    1,364,904
  37,800      GreenPoint Financial Corporation ....................    1,925,532
  37,800      TCF Financial Corporation ...........................    1,505,952
                                                                     -----------
                                                                       4,796,388
                                                                     -----------
  DIVERSIFIED FINANCIALS - 6.5%
 39,800      A.G. Edwards, Inc. ..................................    1,361,160
 26,700      Ambac Financial Group, Inc. .........................    1,768,875
 19,100      Countrywide Financial Corporation ...................    1,328,787
                                                                    -----------
                                                                      4,458,822
                                                                    -----------

  INSURANCE - 3.3%
 43,125      Fidelity National Financial, Inc. ...................    1,326,525
 34,800      PMI Group, Inc. .....................................      934,032
                                                                    -----------
                                                                      2,260,557
                                                                    -----------
             Total Financials . ..................................   11,515,767
                                                                    -----------

 HEALTH CARE - 14.0%

  HEALTH CARE EQUIPMENT & SERVICES - 11.4%
 22,600      AmerisourceBergen Corporation** .....................    1,567,310
 80,500      Covance Inc.+ .......................................    1,457,050
 20,100      Express Scripts, Inc., Class A+ .....................    1,373,232
 30,900      Guidant Corporation .................................    1,371,651
 73,102      IMS Health Inc. .....................................    1,315,105
  8,100      WellPoint Health Networks, Inc.+ ....................      682,830
                                                                    -----------
                                                                      7,767,178
                                                                    -----------

  PHARMACEUTICALS & BIOTECHNOLOGY - 2.6%
 51,650      Mylan Laboratories Inc. .............................    1,795,870
                                                                    -----------
             Total Health Care ...................................    9,563,048
                                                                    -----------

 INDUSTRIALS - 8.8%

  CAPITAL GOODS - 6.4%
 56,500      Federal Signal Corporation ..........................      992,705
 61,300      Lincoln Electric Holdings, Inc. .....................    1,251,133
 18,700      Lockheed Martin Corporation .........................      889,559
 28,900         Teleflex Inc. ....................................    1,229,695
                                                                    -----------
                                                                      4,363,092
                                                                    -----------

  COMMERCIAL SERVICES & SUPPLIES - 2.4%
 73,700      Republic Services, Inc.+ ............................    1,670,779
                                                                    -----------
             Total Industrials ...................................    6,033,871
                                                                    -----------

 INFORMATION TECHNOLOGY - 14.6%

  COMPUTERS & PERIPHERALS - 1.4%
 48,800      Electronics for Imaging, Inc.+ ......................      990,152
                                                                    -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
 24,500      Arrow Electronics, Inc.+ ............................      373,380
 21,300      Diebold, Inc. .......................................      921,225
                                                                    -----------
                                                                      1,294,605
                                                                    -----------

  IT SERVICES - 2.6%
101,400      Acxiom Corporation+ .................................    1,530,126
 17,700      Convergys Corporation+ ..............................      283,200
                                                                    -----------
                                                                      1,813,326
                                                                    -----------

                       See Notes to Financial Statements.

MID CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                  VALUE
------                                                                  -----
COMMON STOCKS (CONTINUED)

  INFORMATION TECHNOLOGY (CONTINUED)

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
  66,250      Microchip Technology Inc. ...........................  $ 1,631,738
                                                                     -----------
   SOFTWARE - 6.3%
  21,700      Adobe Systems Inc.** ................................      695,919
  74,900      BMC Software Inc.+ ..................................    1,223,117
  39,300      PeopleSoft Inc.+ ....................................      691,287
  27,100      Synopsys, Inc.+ .....................................    1,676,135
                                                                     -----------
                                                                       4,286,458
                                                                     -----------
              Total Information Technology ........................   10,016,279
                                                                     -----------

  MATERIALS - 1.9%
  25,100      Cabot Corporation ...................................      720,370
  14,500      Valspar Corporation .................................      612,190
                                                                     -----------
              Total Materials .....................................    1,332,560
                                                                     -----------

  TELECOMMUNICATION SERVICES - 0.7%
  19,500      United States Cellular Corporation+ .................      496,275
                                                                     -----------
  UTILITIES - 5.8%
  22,400      FPL Group, Inc. .....................................    1,497,440
  49,800      NiSource Inc. .......................................      946,200
  40,100      Pinnacle West Capital Corporation ...................    1,501,745
                                                                     -----------
              Total Utilities .....................................    3,945,385
                                                                     -----------

              Total Common Stocks
                (Cost $50,318,022) ................................   63,262,592
                                                                     -----------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
REPURCHASE AGREEMENT - 7.2%
   (Cost $4,916,000)
$ 4,916,000        Agreement with Goldman Sachs
                    Group, Inc., 0.800% dated
                    06/30/2003, to be repurchased
                    at $4,916,109 on 07/01/2003,
                    collateralized by $4,874,197
                    U.S. Treasury Notes, having
                    various interest rates and
                    maturities (Market Value
                    $5,015,379) .......................              $ 4,916,000
                                                                     -----------
TOTAL INVESTMENTS (Cost $55,234,022*) .................   99.7%       68,178,592
OTHER ASSETS AND LIABILITIES (Net) ....................    0.3           191,497
                                                         -----       -----------
NET ASSETS ............................................  100.0%      $68,370,089
                                                         =====       ===========

-----------------------
 *   Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $3,878,627, representing 5.7% of the total net assets of the Fund (Collateral Value $4,026,000).

 +   Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

GROWTH  FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                  VALUE
------                                                                  -----
COMMON STOCKS - 94.0%

  CONSUMER DISCRETIONARY - 21.8%

   AUTOMOBILES & COMPONENTS - 0.2%
   9,200      Harley-Davidson, Inc.** .............................  $   366,712
                                                                     -----------
   CONSUMER DURABLES & APPAREL - 0.5%
  10,700      Ethan Allen Interiors Inc.+ .........................      376,212
   3,500      Mattel, Inc. ........................................       66,220
   7,100      Nike Inc., Class B** ................................      379,779
                                                                     -----------
                                                                         822,211
                                                                     -----------

   HOTELS, RESTAURANTS & LEISURE - 4.0%
  20,600      Brinker International, Inc.+ ........................      742,012
  61,000      Carnival Corporation** ..............................    1,983,110
  34,160      Hilton Hotels Corporation ...........................      436,906
   6,700      International Game Technology+ ......................      685,611
   7,000      Mandalay Resort Group ...............................      222,950
  61,400      Royal Caribbean Cruises Ltd. ........................    1,422,024
   6,300      Starwood Hotels & Resorts Worldwide Inc. ............      180,117
   4,600      Wendy's International, Inc. .........................      133,262
  15,980      Yum! Brands, Inc.+ ..................................      472,369
                                                                     -----------
                                                                       6,278,361
                                                                     -----------

   MEDIA - 13.5%
 192,487      AOL Time Warner Inc.+** .............................    3,097,116
  52,998      Cablevision Systems Corporation - New York
                Group, Class A+ ...................................    1,100,238
  42,050      Clear Channel Communications, Inc.+ .................    1,782,499
   3,900      Comcast Corporation, Class A+ .......................      117,702
 131,460      Comcast Corporation, Special Class A+ ...............    3,789,992
   5,900      Cox Communications Inc., Class A+ ...................      188,210
  12,400      EchoStar Communications Corporation,
                Class A+ ..........................................      429,288
   1,500      Gannett Company, Inc. ...............................      115,215
  14,200      Hispanic Broadcasting Corporation+ ..................      361,390
 236,673      Liberty Media Corporation, Class A+ .................    2,735,940
  10,100      McGraw-Hill Companies, Inc. .........................      626,200
  12,900      New York Times Company, Class A .....................      586,950
  38,700      News Corporation Ltd., Sponsored ADR ................    1,171,449
   6,600      Omnicom Group Inc. ..................................      473,220
  14,400      Univision Communications Inc., Class A+ .............      437,760
  98,400      Viacom Inc., Class B+ ...............................    4,296,144
  10,800      XM Satellite Radio Holdings Inc.,
                Class A+** ........................................      119,340
                                                                     -----------
                                                                      21,428,653
                                                                     -----------

   RETAILING - 3.6%
   5,950      Bed Bath & Beyond Inc.+ .............................      230,920
  11,200      Chico's FAS, Inc.+ ..................................      235,760
   2,300      eBay Inc.+ ..........................................      239,614
  35,200      Gap, Inc.** .........................................      660,352
   6,000      Gymboree Corporation+ ...............................      100,680
  13,600      Home Depot, Inc. ....................................      450,432
   6,300      InterActiveCorp+ ....................................      249,291
  18,690      Kohl's Corporation+ .................................      960,292
   7,700      Lowe's Companies, Inc. ..............................      330,715
  10,300      Pier 1 Imports, Inc. ................................      210,120
  23,320      Staples, Inc.+ ......................................      427,922
  36,800      Target Corporation ..................................    1,392,512
  15,495      TJX Companies, Inc. .................................      291,926
                                                                     -----------
                                                                       5,780,536
                                                                     -----------
              Total Consumer Discretionary ........................   34,676,473
                                                                     -----------

  CONSUMER STAPLES - 6.2%

   FOOD & STAPLES RETAILING - 1.2%
  25,455      Costco Wholesale Corporation+ .......................      931,653
   6,600      Sysco Corporation ...................................      198,264
  13,700      Wal-Mart Stores Inc. ................................      735,279
   1,500      Whole Foods Market, Inc.+ ...........................       71,295
                                                                     -----------
                                                                       1,936,491
                                                                     -----------

   FOOD, BEVERAGE & TOBACCO - 3.8%
  10,200      Altria Group, Inc. ..................................      463,488
  44,650      Anheuser-Busch Companies, Inc. ......................    2,279,382
   6,200      Coca-Cola Company . .................................      287,742
   5,900      Dean Foods Company+ .................................      185,850
  16,500      General Mills, Inc. .................................      782,265
  43,150      PepsiCo Inc. ........................................    1,920,175
   2,050      Wm. Wrigley Jr. Company .............................      115,272
                                                                     -----------
                                                                       6,034,174
                                                                     -----------

   HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
   4,100      Alberto-Culver Company, Class B** ...................      209,510
  11,010      Avon Products, Inc. .................................      684,822
  11,500      Estee Lauder Companies Inc., Class A ................      385,595
   8,800      Gillette Company ....................................      280,368
   3,000      Procter & Gamble Company ............................      267,540
                                                                     -----------
                                                                       1,827,835
                                                                     -----------
              Total Consumer Staples ..............................    9,798,500
                                                                     -----------

  ENERGY - 5.8%
   2,200      Apache Corporation ..................................      143,132
  31,400      BJ Services Company+ ................................    1,173,104
  10,700      ConocoPhillips Company ..............................      586,360
  30,053      EnCana Corporation ..................................    1,143,507
  65,180      Exxon Mobil Corporation .............................    2,340,614
  12,200      Halliburton Company .................................      280,600
  15,379      Kinder Morgan Management, LLC+ ......................      576,097
  11,525      Murphy Oil Corporation ..............................      606,215
   4,850      Nabors Industries Ltd.+ .............................      191,818
  10,950      Noble Drilling Corporation+ .........................      375,585
   4,400      Patterson-UTI Energy, Inc.+** .......................      142,560
  11,600      Rowan Companies, Inc.+ ..............................      259,840
   3,600      Schlumberger Ltd. ...................................      171,252
  10,710      Smith International Inc.+ ...........................      393,485
   8,600      TotalFinaElf SA, Sponsored ADR ......................      651,880
   7,300      Varco International, Inc.+ ..........................      143,080
                                                                     -----------
              Total Energy ........................................    9,179,129
                                                                     -----------

                       See Notes to Financial Statements.

GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                  VALUE
------                                                                  -----
COMMON STOCKS (CONTINUED)

  FINANCIALS - 12.8%

   BANKS - 1.6%
  14,000      Bank of America Corporation .........................  $ 1,106,420
  29,200      Bank One Corporation ................................    1,085,656
   6,400      Fifth Third Bancorp .................................      366,976
                                                                     -----------
                                                                       2,559,052
                                                                     -----------

   DIVERSIFIED FINANCIALS - 8.3%
  47,175      American Express Company ............................    1,972,387
  51,400      Charles Schwab Corporation ..........................      518,626
  98,826      Citigroup Inc. ......................................    4,229,753
  27,235      Fannie Mae ..........................................    1,836,728
  17,150      Goldman Sachs Group, Inc.** .........................    1,436,312
  11,600      J.P. Morgan Chase & Company .........................      396,488
  12,700      Merrill Lynch & Company, Inc. .......................      592,836
  45,540      Morgan Stanley Dean Witter & Company ................    1,946,835
   4,350      SLM Corporation .....................................      170,390
                                                                     -----------
                                                                      13,100,355
                                                                     -----------

   INSURANCE - 2.9%
  24,775      Allstate Corporation ................................      883,229
  29,050      American International Group Inc. ...................    1,602,979
     404      Berkshire Hathaway, Class B+ ........................      981,720
   2,000      Everest Re Group Ltd. ...............................      153,000
   2,600      Marsh & McLennan Companies, Inc. ....................      132,782
   5,500      St. Paul Companies, Inc. ............................      200,805
   7,675      XL Capital Ltd., Class A ............................      637,025
                                                                     -----------
                                                                       4,591,540
                                                                     -----------
              Total Financials . ..................................   20,250,947
                                                                     -----------

  HEALTH CARE - 17.0%

   HEALTH CARE EQUIPMENT & SERVICES - 6.8%
  10,000      Aetna Inc. ..........................................      602,000
   3,200      Alcon, Inc. .........................................      146,240
  15,770      Anthem, Inc.+ .......................................    1,216,655
  20,000      Applera Corporation-Applied Biosystems
                Group .............................................      380,600
   3,800      Apria Healthcare Group Inc.+ ........................       94,544
   6,500      Baxter International Inc. ...........................      169,000
   6,000      Becton, Dickinson & Company . .......................      233,100
   4,750      Boston Scientific Corporation+ ......................      290,225
   5,500      Caremark Rx, Inc.+ ..................................      141,240
   1,600      Covance Inc.+ .......................................       28,960
  12,170      Guidant Corporation .................................      540,226
   1,100      IDEXX Laboratories, Inc.+ ...........................       36,894
   2,300      Lincare Holdings Inc.+ ..............................       72,473
  11,365      McKesson Corporation ................................      406,185
  56,915      Medtronic Inc. ......................................    2,730,213
  13,400      Millipore Corporation+ ..............................      594,558
   4,600      Oxford Health Plans, Inc.+ ..........................      193,338
   5,200      St. Jude Medical, Inc.+ .............................      299,000
   7,300      STERIS Corporation+ .................................      168,557
  27,660      UnitedHealth Group Inc. .............................    1,389,915
   6,900      Varian Medical Systems, Inc.+ .......................      397,233
   8,300      WellPoint Health Networks, Inc.+ ....................      699,690
                                                                     -----------
                                                                      10,830,846
                                                                     -----------

   PHARMACEUTICALS & BIOTECHNOLOGY - 10.2%
  22,550      Abbott Laboratories .................................      986,788
  31,400      Amgen, Inc.+ ........................................    2,086,216
   8,700      Barr Laboratories Inc.+ .............................      569,850
   5,700      Biovail Corporation+ ................................      268,242
  12,400      Bristol-Myers Squibb Company ........................      336,660
  19,000      Celgene Corporation+ ................................      577,600
   7,300      Chiron Corporation+ .................................      319,156
  16,575      Forest Laboratories, Inc.+ ..........................      907,481
   5,300      Genentech, Inc.+ ....................................      382,236
     500      IDEC Pharmaceuticals Corporation+ ...................       17,000
  14,450      Johnson & Johnson ...................................      747,065
   3,800      Medicis Pharmaceutical Corporation,
                Class A ...........................................      215,460
  14,200      Merck & Company, Inc. ...............................      859,810
  14,535      Mylan Laboratories Inc. .............................      505,382
   2,960      OSI Pharmaceuticals, Inc.+ ..........................       95,342
  23,800      Perrigo Company .....................................      372,232
 133,835      Pfizer Inc. .........................................    4,570,465
  19,200      Serono SA, ADR ......................................      279,552
  12,600      SICOR, Inc.+ ........................................      256,284
  25,200      Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR .....................................    1,434,636
   7,800      Wyeth ...............................................      355,290
                                                                     -----------
                                                                      16,142,747
                                                                     -----------
              Total Health Care ...................................   26,973,593
                                                                     -----------

  INDUSTRIALS - 5.0%

   CAPITAL GOODS - 2.8%
   3,500      Danaher Corporation** ...............................      238,175
   5,800      Dover Corporation ...................................      173,768
  35,100      General Electric Company ............................    1,006,668
  23,300      Honeywell International Inc. ........................      625,605
  10,800      Ingersoll-Rand Company, Class A .....................      511,056
  13,005      Lockheed Martin Corporation .........................      618,648
  10,535      Northrop Grumman Corporation ........................      909,065
  16,800      Tyco International Ltd. .............................      318,864
                                                                     -----------
                                                                       4,401,849
                                                                     -----------

   COMMERCIAL SERVICES & SUPPLIES - 0.7%
  22,810      Monster Worldwide Inc.+ .............................      450,041
  31,700      Waste Management Inc. ...............................      763,653
                                                                     -----------
                                                                       1,213,694
                                                                     -----------

   TRANSPORTATION - 1.5%
   8,540      Canadian National Railway Company ...................      412,141
  11,000      Expeditors International of Washington, Inc. ........      381,040
  17,200      FedEx Corporation ...................................    1,066,916

                       See Notes to Financial Statements.

GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                  VALUE
------                                                                  -----
COMMON STOCKS (CONTINUED)

  INDUSTRIALS (CONTINUED)

   TRANSPORTATION (CONTINUED)
  22,080      Southwest Airlines Company ..........................  $   379,776
   2,400      United Parcel Service, Inc., Class B ................      152,880
                                                                     -----------
                                                                       2,392,753
                                                                     -----------
              Total Industrials ...................................    8,008,296
                                                                     -----------

  INFORMATION TECHNOLOGY - 23.4%

   COMMUNICATIONS EQUIPMENT - 4.4%
  10,300      Brocade Communications Systems, Inc.+ ...............       60,667
 160,280      Cisco Systems Inc.+ .................................    2,675,073
   3,100      Comverse Technology, Inc.+ ..........................       46,593
   2,100      Juniper Networks, Inc.+ .............................       25,977
  99,600      Lucent Technologies Inc.+ ...........................      202,188
  13,200      Motorola, Inc. ......................................      124,476
 171,294      Nokia Oyj, Sponsored ADR ............................    2,814,361
  11,700      Sonus Networks, Inc.+ ...............................       58,851
  28,000      UTStarcom, Inc.+** ..................................      995,960
                                                                     -----------
                                                                       7,004,146
                                                                     -----------

   COMPUTERS & PERIPHERALS - 3.0%
  30,530      Apple Computer, Inc.+ ...............................      583,734
  57,440      Dell Computer Corporation+ ..........................    1,835,782
  35,990      EMC Corporation+ ....................................      376,815
  16,800      International Business Machines Corporation .........    1,386,000
   6,900      Lexmark International, Inc.+ ........................      488,313
                                                                     -----------
                                                                       4,670,644
                                                                     -----------

   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
   2,300      Garmin Ltd.+ ........................................       91,701
  63,500      Sanmina-SCI Corporation+ ............................      400,685
  26,500      Vishay Intertechnology, Inc.+ .......................      349,800
                                                                     -----------
                                                                         842,186
                                                                     -----------

   INTERNET SOFTWARE & SERVICES - 1.2%
   6,030      Symantec Corporation+ ...............................      264,476
  49,060      Yahoo! Inc.+ ........................................    1,607,206
                                                                     -----------
                                                                       1,871,682
                                                                     -----------

   IT SERVICES - 1.1%
  16,955      Accenture Ltd., Class A+ ............................      306,716
  19,100      Concord EFS, Inc.+ ..................................      281,152
  28,500      First Data Corporation ..............................    1,181,040
                                                                     -----------
                                                                       1,768,908
                                                                     -----------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
  11,900      Analog Devices, Inc.+ ...............................      414,358
  35,535      Applied Materials, Inc.+ ............................      563,585
  11,700      Applied Micro Circuits Corporation+ .................       70,785
   6,300      ASML Holding NV (F)+ ................................       60,228
  21,700      Broadcom Corporation, Class A+** ....................      540,547
   6,000      Cabot Microelectronics Corporation+ .................      302,820
  33,600      Cypress Semiconductor Corporation+ ..................      403,200
  19,500      Infineon Technologies AG, ADR .......................      187,005
 101,250      Intel Corporation ...................................    2,104,380
  14,800      International Rectifier Corporation+ ................      396,936
  16,300      Intersil Corporation, Class A+ ......................      433,743
   8,025      Linear Technology Corporation .......................      258,485
  15,300      Marvell Technology Group Ltd.+ ......................      525,861
   1,200      Maxim Integrated Products Inc. ......................       41,028
   3,890      Microchip Technology Inc. ...........................       95,811
   7,700      Micron Technology Inc.+ .............................       89,551
  18,200      National Semiconductor Corporation+ .................      358,904
  14,500      NVIDIA Corporation+ .................................      333,645
  25,500      PMC-Sierra, Inc.+ ...................................      299,115
  30,400      Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR .......................      306,432
  65,885      Texas Instruments Inc. ..............................    1,159,576
                                                                     -----------
                                                                       8,945,995
                                                                     -----------

   SOFTWARE - 7.6%
  16,700      Adobe Systems Inc.** ................................      535,569
  27,400      Cadence Design Systems, Inc.+ .......................      330,444
  34,020      Computer Associates International, Inc. .............      757,966
  22,980      Electronic Arts Inc.+ ...............................    1,700,290
  15,470      Intuit Inc.+ ........................................      688,879
 234,890      Microsoft Corporation ...............................    6,015,533
  50,510      Oracle Corporation+ .................................      607,130
   4,700      PeopleSoft Inc.+ ....................................       82,673
   2,500      Reynolds and Reynolds Company, Class A ..............       71,400
  13,600      SAP AG, Sponsored ADR ...............................      397,392
  32,760      VERITAS Software Corporation+ .......................      939,229
                                                                     -----------
                                                                      12,126,505
                                                                     -----------
              Total Information Technology ........................   37,230,066
                                                                     -----------

 MATERIALS - 1.2%
   9,500      Air Products & Chemicals, Inc. ......................      395,200
   4,900      International Flavors & Fragrances, Inc. ............      156,457
  15,000      International Paper Company .........................      535,950
  12,400      Praxair, Inc. .......................................      745,240
                                                                     -----------
              Total Materials .....................................    1,832,847
                                                                     -----------

 TELECOMMUNICATION SERVICES - 0.8%
  24,100      AT&T Corporation ....................................      463,925
   7,800      AT&T Wireless Services, Inc.+ .......................       64,038
   1,600      Mobile Telesystems OJSC,
                Sponsored ADR+ ....................................       94,400
   7,500      Sprint Corporation-PCS Group+** .....................       43,125
  12,900      Telefonos de Mexico SA de CV, Class L,
                Sponsored ADR .....................................      405,318
  13,600      Vodafone Group PLC, Sponsored ADR ...................      267,240
                                                                     -----------
              Total Telecommunication Services ....................    1,338,046
                                                                     -----------

 UTILITIES - 0.0%***
   2,500      Philadelphia Suburban Corporation ...................       60,950
                                                                     -----------
              Total Common Stocks
                (Cost $144,652,757) ...............................  149,348,847
                                                                     -----------

                       See Notes to Financial Statements.

GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

SHARES                                                                 VALUE
------                                                                 -----
REAL ESTATE INVESTMENT TRUSTS - 0.2%
 (Cost $463,319)
   41,200     Host Marriott Corporation+ .............              $   376,980
                                                                    -----------

INVESTMENT COMPANY SECURITY - 0.3%
 (Cost $374,284)
   13,300     Nasdaq-100 Index Tracking Stock+** .....                  398,335
                                                                    -----------

PREFERRED STOCK - 0.1%
 (Cost $132,827)
    5,925     News Corporation Ltd., Sponsored ADR ...                  148,421
                                                                    -----------

PRINCIPAL
 AMOUNT
 ------
COMMERCIAL PAPER - 0.9%
$  800,000    Prudential Funding LLC,
              1.210% due 07/01/2003 ..................                  800,000
   700,000    General Electric Capital Corporation,
              1.320% due 07/01/2003 ..................                  700,000
                                                                    -----------
              Total Commercial Paper
                (Cost $1,500,000) ....................                1,500,000
                                                                    -----------

REPURCHASE AGREEMENT - 4.7%
 (Cost $7,422,000)
7,422,000     Agreement with Goldman Sachs
              Group, Inc., 0.800% dated
              06/30/2003, to be repurchased
              at $7,422,165 on 07/01/2003,
              collateralized by $7,358,887
              U.S. Treasury Notes, having various
              interest rates and maturities
              (Market Value $7,572,039) ..............                7,422,000
                                                                    -----------
TOTAL INVESTMENTS (Cost $154,545,187*) ...............   100.2%      159,194,583
OTHER ASSETS AND LIABILITIES (Net) ...................    (0.2)         (318,695)
                                                         -----      ------------
NET ASSETS ...........................................   100.0%     $158,875,888
                                                         -----      ------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                              CONTRACTS TO RECEIVE

                                                              NET
                                                            UNREALIZED
EXPIRATION         LOCAL        VALUE IN    IN EXCHANGE    APPRECIATION
  DATE           CURRENCY        U.S. $      FOR U.S. $    OF CONTRACTS
----------    ---------------   --------    -----------    ------------
07/31/2003    EUR     40,000     45,891       43,803       $      2,088
09/26/2003    EUR     85,000     97,356       92,221              5,135
10/17/2003    EUR     40,000     45,789       45,155                634
                                                           ------------
                                                           $      7,857
                                                           ------------

                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                              CONTRACTS TO DELIVER

                                                                NET
                                                            UNREALIZED
EXPIRATION         LOCAL        VALUE IN    IN EXCHANGE    (DEPRECIATION)
  DATE           CURRENCY        U.S. $      FOR U.S. $    OF CONTRACTS
----------    ---------------   --------    -----------    -------------
07/31/2003    EUR      280,00    321,235      300,048      $     (21,187)
09/26/2003    EUR      225,00    257,708      238,947            (18,761)
10/17/2003    EUR      40,000     45,789       42,600             (3,189)
11/12/2003    KRW  25,000,000     20,681       20,456               (225)
11/21/2003    KRW 345,000,000    285,175      284,067             (1,108)
                                                           -------------
                                                           $     (44,470)
                                                           -------------
Net Unrealized Depreciation of Forward Foreign
   Currency Contracts .............................................  $  (36,613)

                                GLOSSARY OF TERMS

ADR  -- American Depository Receipt
EUR  -- Euro
KRW  -- South Korean Won

  *  Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $6,136,345, representing 3.9% of the total net assets of the Fund (Collateral Value $6,282,748).

***  Amount represents less than 0.1% of total net assets.

  +  Non-income producing security.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

SMALL CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

      SHARES                                                                          VALUE
      ------                                                                          -----
COMMON STOCKS - 99.8%

        CONSUMER DISCRETIONARY - 17.5%

            CONSUMER DURABLES & APPAREL - 1.5%

           50,500     Cutter & Buck Inc.+ ................................         $   257,045
           41,300     Quiksilver, Inc.+ ..................................             681,037
                                                                                   -----------
                                                                                       938,082
                                                                                   -----------
            HOTELS, RESTAURANTS & LEISURE -4.1%

          173,100     Intrawest Corporation ..............................           2,281,458
           37,100     WestCoast Hospitality Corporation+ .................             187,726
                                                                                   -----------
                                                                                     2,469,184
                                                                                   -----------
            MEDIA -  3.4%

           28,200     Getty Images, Inc.+ ................................           1,164,660
          544,700     Sirius Satellite Radio Inc.+** .....................             920,543
                                                                                   -----------
                                                                                     2,085,203
                                                                                   -----------
            RETAILING -  8.5%

           62,700     AnnTaylor Stores Corporation+ ......................           1,815,165
          113,400     Building Materials Holding Corporation .............           1,679,454
           96,000     West Marine, Inc.+ .................................           1,680,960
                                                                                   -----------
                                                                                     5,175,579
                                                                                   -----------
                      Total Consumer Discretionary .......................          10,668,048
                                                                                   -----------
        CONSUMER STAPLES - 2.4%

            FOOD & STAPLES RETAILING - 2.4%

           47,900     United Natural Foods, Inc.+ ........................           1,347,906
            2,100     Whole Foods Market, Inc.+ ..........................              99,813
                                                                                   -----------
                      Total Consumer Staples .............................           1,447,719
                                                                                   -----------
        ENERGY - 2.3%

           27,428     Hanover Compressor Company+ ........................             309,936
           74,400     Headwaters Inc.+ ...................................           1,092,936
                                                                                   -----------
                      Total Energy .......................................           1,402,872
                                                                                   -----------

        FINANCIALS - 8.9%

            DIVERSIFIED FINANCIALS - 8.9%

           11,200     Affiliated Managers Group, Inc.+ ...................             682,640
           85,408     American Capital Strategies Ltd.** .................           2,130,075
           34,400     First Albany Companies Inc. ........................             427,592
           73,900     Investors Financial Services Corporation ...........           2,143,839
                                                                                   -----------
                      Total Financials ...................................           5,384,146
                                                                                   -----------

        HEALTH CARE - 21.4%

            HEALTH CARE EQUIPMENT & SERVICES - 3.6%

           18,900     Accredo Health, Inc.+ ..............................             412,020
           11,000     Affymetrix, Inc.+ ..................................             216,810
           77,800     SonoSite, Inc.+ ....................................           1,552,110
                                                                                   -----------
                                                                                    2,180, 940
                                                                                   -----------

            PHARMACEUTICALS & BIOTECHNOLOGY - 17.8%

           61,100     Antigenics Inc.+ ...................................             703,872
          182,700     Corixa Corporation+** ..............................           1,412,271
          260,900     Dendreon Corporation+** ............................           1,549,746
           63,600     DUSA Pharmaceuticals, Inc.+ ........................             159,636
          194,000     Emisphere Technologies, Inc.+.......................             698,400
            9,400     Incyte Corporation+ ................................              43,616
           32,700     Medicis Pharmaceutical Corporation. Class A ........           1,854,090
           53,400     Myriad Genetics, Inc.+ .............................             726,774
           75,900     Neose Technologies, Inc.+** ........................             759,759
          173,100     Pain Therapeutics, Inc.+ ...........................           1,118,226
          150,600     Pharmacyclics, Inc.+ ...............................             713,844
           93,800     Zymogenetics, Inc.+** ..............................           1,091,832
                                                                                   -----------
                                                                                    10,832,066
                                                                                   -----------
                      Total Health Care ..................................          13,013,006
                                                                                   -----------

        INDUSTRIALS- 7.1%

            COMMERCIAL SERVICES & SUPPLIES - 6.0%

          154,100     Digimarc Corporation+ ..............................           2,419,370
          491,400     Edison Schools Inc.+ ...............................             737,100
          107,277     First Consulting Group, Inc.+ ......................             500,984
                                                                                   -----------
                                                                                     3,657,454
                                                                                   -----------

            TRANSPORTATION -1.1%

           19,700     Expediters International of Washington, Inc.                     682,408
                                                                                   -----------
                      Total Industrials ..................................           4,339,862
                                                                                   -----------

        INFORMATION TECHNOLOGY - 38.7%++

            COMPUTERS & PERIPHERALS - 2.8%

           44,100     Advanced Digital Information Corporation+ ..........             440,559
           15,800     Avid Technology, Inc.+ .............................             554,106
                                                                                       723,320
                                                                                   -----------
           67,600     Pinnacle Systems, Inc.+ ............................           1,717,985
                                                                                   -----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%

           47,300     Microvision, Inc.+** ...............................             293,260
                                                                                   -----------

            INTERNET SOFTWARE & SERVICES - 7.6%

            7,800     aQuantive, Inc.+ ...................................              81,900
          562,812     Click21earn, Inc.+ .................................             973,665
          757,000     Corillian Corporation+ .............................           1,286,900
          252,200     Interwoven, Inc.+ ..................................             559,884
        1,075,000     Intraware, Inc.+ ...................................           1,343,750
           15,400     Online Resources Corporation+ ......................              98,098
          207,900     Primus Knowledge Solutions, Inc.+ ..................             272,349
                                                                                   -----------
                                                                                     4,616,546
                                                                                   -----------

            IT SERVICES - 4.7%

          559,200     Lionbridge Technologies, Inc.+** ...................           2,846,328
                                                                                   -----------

                       See Notes to Financial Statements.

SMALL CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

      SHARES                                                                           VALUE
      ------                                                                           -----
COMMON STOCKS (CONTINUED)

        INFORMATION TECHNOLOGY (CONTINUED)

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%

           61,740     Credence Systems Corporation+ ......................             522,938
           73,820     FEI Company+ .......................................           1,384,863
          215,800     Pixelworks, Inc.+ ..................................           1,281,852
           32,500     Rudolph Technologies, Inc.+ ........................             518,700
                                                                                   -----------
                                                                                     3,708,353
                                                                                   -----------

            SOFTWARE -  17.0%

          604,800     BSQUARE Corporation+ ...............................             495,936
           73,100     Business Objects SA, Sponsored ADR+ ................           1,604,545
           79,100     E.piphany, Inc.+ ...................................             404,201
          239,300     Informatica Corporation+ ...........................           1,653,563
           26,348     Made2Manage Systems, Inc.+ .........................             147,839
          129,342     NetIQ Corporation+ .................................           1,999,627
          235,900     Nuance Communications Inc.+ ........................           1,273,860
          767,600     ONYX Software Corporation+ .........................             744,572
          112,800     PDF Solutions, Inc.+ ...............................           1,302,840
          141,400     ScanSoft, Inc.+ ....................................             767,802
                                                                                   -----------
                                                                                    10,394,785
                                                                                   -----------
                      Total Information Technology .......................          23,577,257
                                                                                   -----------
        TELECOMMUNICATION SERVICES - 1.5%

           24,870     Gilat Satellite Networks Ltd.+ .....................             126,588
          426,400     Latitude Communications, Inc.+ .....................             793,104
                                                                                   -----------
                      Total Telecommunication Services ...................             919,692
                                                                                   -----------
                      Total Common Stocks
                         (Cost $72,357,444) ..............................          60,752,602
                                                                                   -----------

   PRINCIPAL
    AMOUNT                                                                           VALUE
    ------                                                                           -----
 REPURCHASE AGREEMENT - 0.5%
    (Cost $297,000)

$ 297,000 Agreement with Goldman Sachs Group, Inc., 0.800% dated
            06/30/2003, to be repurchased at $297,007 on
            07/01/2003, collateralized by $294,474 U.S. Treasury
            Notes, having various interest rates and maturities
            (Market Value $303,004) .............................                 $    297,000
                                                                                  ------------
TOTAL INVESTMENTS (Cost $72,654,444*) ...........................    100.3%         61,049,602
OTHER ASSETS AND LIABILITIES (Net) ..............................     (0.3)           (173,506)
                                                                     -----        ------------
NET ASSETS ......................................................    100.0%       $ 60,876,096
                                                                     =====        ============

-----------------

 * Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $6,772,431, representing 11.1% of the total net assets of the Fund (Collateral Value $8,441,088).

 + Non-income producing security.

++ Investments in the Information Technology sector as of June 30, 2003 are
   38.7% of the total net assets of the Fund.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

INTERNATIONAL GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

      SHARES                                                                           VALUE
      ------                                                                           -----
COMMON STOCKS - 96.1%

           UNITED KINGDOM - 18.8%

           31,000     ARM Holdings PLC+ ..................................         $    34,274
           10,300     AstraZeneca PLC (F) ................................             417,536
           36,300     AstraZeneca PLC ....................................           1,455,594
          138,010     BAE SYSTEMS PLC ....................................             324,528
           39,400     Barclays PLC .......................................             292,574
          104,600     BG Group PLC .......................................             463,451
           85,237     BHP Billiton PLC ...................................             448,690
           10,200     BOC Group PLC ......................................             130,866
           12,900     Brambles Industries PLC ............................              34,911
           52,200     Centrica PLC .......................................             151,389
           15,200     Compass Group PLC ..................................              81,957
            5,600     GlaxoSmithKline PLC ................................             113,017
           19,100     HBOS PLC ...........................................             247,260
           42,400     HSBC Holdings PLC+ .................................             500,964
           32,900     Marks & Spencer Group PLC ..........................             171,422
          169,000     mmO(2) PLC+ ........................................             158,263
           43,600     National Grid Group PLC ............................             295,703
           49,000     Pearson PLC ........................................             457,657
           22,100     Prudential PLC .....................................             133,840
            5,700     Reckitt Benckiser PLC ..............................             104,594
           14,800     Reed Elsevier PLC ..................................             123,150
           34,900     Reuters Group PLC ..................................             101,216
           33,300     Royal Bank of Scotland Group PLC ...................             934,158
           45,180     Smiths Group PLC ...................................             524,118
           33,100     Standard Chartered PLC .............................             402,007
           11,900     Unilever PLC .......................................              94,748
        1,043,298     Vodafone Group PLC .................................           2,040,112
           20,000     Xstrata PLC ........................................             132,838
                                                                                   -----------
                                                                                    10,370,837
                                                                                   -----------
           JAPAN - 16.0%+++

            4,900     Advantest Corporation ..............................             217,098
           21,000     AEON Company Ltd. ..................................             480,949
            2,280     Aiful Corporation++ ................................              97,219
            6,000     Canon Inc. .........................................             275,328
           15,073     Chugai Pharmaceutical Company Ltd. .................             171,223
           34,000     Daiwa Securities Group Inc. ........................             195,378
            3,600     Hirose Electric Company Ltd. .......................             297,714
           26,000     Hitachi Ltd. .......................................             110,214
            4,000     Hoya Corporation  ..................................             275,494
           40,000     Japan Airlines System Corporation+** ...............              87,279
               30     Japan Telecom Company Ltd. .........................              91,193
            8,300     Kansai Electric Power Company, Inc. ................             130,920
              748     Keyence Corporation ................................             137,048
            6,000     Mitsubishi Corporation .............................              41,624
           26,000     Mitsubishi Estate Company Ltd. .....................             176,040
           44,000     Mitsubishi Heavy Industries Ltd. ...................             113,962
           69,000     Mitsubishi Motors Corporation+** ...................             155,728
           41,000     Mitsui Fudosan Company Ltd. ........................             261,895
           26,000     Mitsui Sumitomo Insurance Company Ltd. .............             120,608
            3,300     Murata Manufacturing Company Ltd. ..................             129,719
           57,000     NEC Corporation+ ...................................             284,822
           54,000     Nikko Cordial Corporation ..........................             216,765
              500     Nintendo Company Ltd. ..............................              36,352
           71,000     Nissan Motor Company Ltd. ..........................             678,809
            4,900     Nitto Denko Corporation** ..........................             160,375
           20,000     Nomura Securities Company Ltd. .....................             253,841
               62     NTT DoCoMo Inc. ....................................             134,249
            5,500     ORIX Corporation ...................................             304,143
            3,500     Rohm Company Ltd. ..................................             381,553
           10,000     Sankyo Company Ltd. ................................             119,425
           31,000     Sekisui House Ltd. .................................             234,937
            1,600     Shimamura Company Ltd. .............................              88,345
            3,000     Shin-Etsu Chemical Company Ltd. ....................             102,436
           24,000     Shionogi & Company Ltd. ............................             325,197
              300     SMC Corporation ....................................              25,259
            8,142     Sony Corporation ...................................             229,190
           31,000     Suzuki Motor Corporation ...........................             403,265
            4,100     TDK Corporation ....................................             202,482
           12,100     Tokyo Electron Ltd. ................................             573,383
           41,000     Tokyu Corporation ..................................             132,142
           66,000     Toray Industries Inc. ..............................             153,354
            2,000     Tostem Corporation .................................              28,815
                6     Yahoo Japan Corporation+ ...........................              97,439
            8,000     Yamato Transport Company Ltd. ......................              88,545
                                                                                   -----------
                                                                                     8,821,756
                                                                                   -----------

           FRANCE - 11.6%

            3,800     Accor SA ...........................................             137,457
           18,100     BNP Paribas SA .....................................             919,737
           20,400     Bouygues SA++ ......................................             563,166
            2,500     Carrefour SA .......................................             122,528
            4,100     Essilor International SA ...........................             165,164
           12,500     France Telecom SA+ .................................             306,607
            2,500     Groupe Danone ......................................             345,938
            2,437     L'Air Liquide SA ...................................             361,288
            2,900     L'Oreal SA .........................................             204,474
            9,500     Renault SA .........................................             502,262
           26,100     Sanofi-Synthelabo SA ...............................           1,528,559
            7,800     Schneider Electric SA ..............................             366,703
           14,500     STMicroelectronics NV ..............................             304,047
            3,000     STMicroelectronics NV (F) ..........................              62,370
           27,800     Vivendi Universal SA+ ..............................             505,994
                                                                                   -----------
                                                                                     6,396,294
                                                                                   -----------

           NETHERLANDS - 10.6%

           43,105     ABN AMRO Holding NV ................................             824,164
           76,193     AEGON NV ...........................................             762,962
           11,300     ASML Holding NV (F)+ ...............................             108,028
            5,000     Heineken Holding NV, Class A .......................             143,773
           19,400     Heineken NV ........................................             688,386
           24,000     ING Groep NV .......................................             416,986

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

      SHARES                                                                           VALUE
      ------                                                                           -----
COMMON STOCKS (CONTINUED)

           NETHERLANDS (CONTINUED)

           80,200     Koninklijke (Royal) KPN NV+ ........................         $   568,239
           10,500     Koninklijke (Royal) Philips Electronics NV .........             199,674
            1,500     Koninklijke (Royal) Philips Electronics NV (F) .....              28,665
            5,300     Koninklijke Numico NV+ .............................              81,555
            4,200     Reed Elsevier NV ...................................              49,533
           30,200     Royal Dutch Petroleum Company ......................           1,401,764
            2,900     Royal Dutch Petroleum Company (F) ..................             135,198
            5,700     Unilever NV ........................................             305,808
            4,839     VNU NV .............................................             149,090
                                                                                   -----------
                                                                                     5,863,825
                                                                                   -----------
           SWITZERLAND - 8.9%

           30,194     Compagnie Financiere Richemont AG, A Units .........             488,172
            7,417     Credit Suisse Group ................................             195,207
           12,170     Holcim Ltd. ........................................             449,679
            3,147     Nestle SA ..........................................             649,362
           23,952     Novartis AG ........................................             947,796
            3,439     Roche Holding AG ...................................             269,755
           13,603     Swiss Reinsurance Company ..........................             753,691
            2,127     Swisscom AG ........................................             604,556
              170     Synthes-Stratec, Inc. ..............................             122,115
            7,740     UBS AG .............................................             430,559
                                                                                   -----------
                                                                                     4,910,892
                                                                                   -----------

           GERMANY - 4.9%

            2,600     Allianz AG+ ........................................             216,104
            4,800     Bayerische Motoren Werke (BMW) AG ..................             184,654
            5,600     DaimlerChrysler AG .................................             195,494
            5,100     Deutsche Bank AG** .................................             330,778
           28,000     Deutsche Telekom AG+ ...............................             427,321
            3,700     Epcos AG+ ..........................................              47,672
            4,500     Metro AG ...........................................             145,466
            2,300     Muenchener Rueckversicherungs-
                         Gesellschaft AG .................................             234,485
            2,000     SAP AG .............................................             235,870
            1,200     SAP AG, Sponsored ADR ..............................              35,064
           11,600     Siemens AG .........................................             569,064
            9,400     ThyssenKrupp AG ....................................             108,376
                                                                                   -----------
                                                                                     2,730,348
                                                                                   -----------

           CANADA - 3.8%

           21,700     Abitibi -Consolidated Inc.** .......................             137,347
            2,700     Alcan Inc. .........................................              83,479
           21,400     BCE Inc.** .........................................             489,188
           98,300     Bombardier Inc., Class B ...........................             330,621
            8,900     Suncor Energy Inc. .................................             165,980
           16,100     TELUS Corporation ..................................             264,828
           20,200     Thomson Corporation ................................             630,344
                                                                                   -----------
                                                                                     2,101,787
                                                                                   -----------
           SPAIN - 3.1%

            3,800     Altadis SA .........................................              96,132
           52,200     Banco Bilbao Vizcaya Argentaria SA** ...............             548,483
           20,300     Industria de Diseno Textil SA (Inditex) ............             510,519
           10,400     Repsol YPF SA** ....................................             168,632
           34,790     Telefonica SA+ .....................................             403,903
                                                                                   -----------
                                                                                     1,727,669
                                                                                   -----------

           HONG KONG - 2.9%+++

           35,000     Cheung Kong Holdings Ltd. ..........................             210,499
          176,500     Hang Lung Properties Ltd. ..........................             159,567
           21,200     Hang Seng Bank Ltd. ................................             224,285
           68,000     Hongkong Land Holdings Ltd. ........................              85,000
           36 000     Hutchison Whampoa Ltd. .............................             219 283
          168,000     Johnson Electric Holdings Ltd. .....................             207,896
          170,000     Li & Fung Ltd. .....................................             219,091
          160,000     Shangri-La Asia Ltd.++ .............................             101,563
           18,000     Sung Hung Kai Properties Ltd. ......................              90,945
           25,000     Swire Pacific Ltd, Class A .........................             109,321
                                                                                   -----------
                                                                                     1,627,450
                                                                                   -----------

           AUSTRALIA - 2.8%+++

           26,000     Alumina Ltd. .......................................              70,969
           18,600     Australia & New Zealand Banking Group Ltd. .........             232,146
           12,772     BHP Billiton Ltd. ..................................              74,007
           20 000     Brambles Industries Ltd. ** ........................              61 298
           89,512     Foster's Brewing Group Ltd. ........................             252,735
            9,200     National Australia Bank Ltd. .......................             206,697
           13,880     News Corporation Ltd. ..............................             104,258
           23,641     QBE Insurance Group Ltd.++ .........................             147,769
           26,000     WMC Resources Ltd.+ ................................              61,205
           41,000     Woolworths Ltd .....................................             344,263
                                                                                   -----------
                                                                                     1,555,347
                                                                                   -----------

           SINGAPORE - 2.3%+++

           17,000     DBS Group holdings Ltd. ............................              99,431
           23,000     DBS Group Holdings Ltd., ADR++ .....................             134,524
           22,000     Singapore Airlines Ltd. ............................             129,925
           14,000     Singapore Press Holdings Ltd. ......................             145,484
          139,000     Singapore Technologies Engineering Ltd. ............             137,341
          723,000     Singapore Telecommunications Ltd. (F)++ ............             621,780
                                                                                   -----------
                                                                                     1,268,485
                                                                                   -----------

           FINLAND - 1.5%

           38,200     Nokia Oyj ..........................................             629,048
           15,000     UPM-Kymmene Oyj ....................................             218,932
                                                                                   -----------
                                                                                       847,980
                                                                                   -----------

           SWEDEN - 1.4%

           21,900     Assa Abloy AB, B Shares ............................             212,026
           22,500     ForeningsSparbanken AB .............................             310,590
            4,000     Sandvik AB .........................................             104,685
            8,200     Svenska Handlesbanken AB, A Shares .................             134,192
                                                                                   -----------
                                                                                       761,493
                                                                                   -----------

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

      SHARES                                                                          VALUE
      ------                                                                          -----
COMMON STOCKS (CONTINUED)

           Italy - 1.4%
            4,700     Assicurazioni Generali SpA** .......................         $   108,916
           42,450     Eni SpA** ..........................................             642,000
                                                                                   -----------
                                                                                       750,916
                                                                                   -----------

           NORWAY - 1.3%

            6,200     Norsk Hydro ASA** ..................................             304,915
            5,100     Norske Skogindustrier ASA* .........................              76,305
           39,300     Statoil ASA** ......................................             334,832
                                                                                   -----------
                                                                                       716,052
                                                                                   -----------

           SOUTH KOREA - 1.2%+++

            8,820     Hyundai Motor Company Ltd., GDR++ ..................             119,511
            1,565     Samsung Electronics Company Ltd. ...................             465,111
              330     Samsung Electronics Company Ltd., GDR ..............              49,088
                                                                                   -----------
                                                                                       633,710
                                                                                   -----------

           MEXICO - 1.0%

           11,600     America Movil SA de C.V., Series L, ADR ............             217,500
           10,900     Telefonos de Mexico SA de CV, Class L.
                         Sponsored ADR ...................................             342,478
                                                                                   -----------
                                                                                       559,978
                                                                                   -----------

           BRAZIL - 0.6%

            5,100     Companhia Vale do Rio Doce, ADR+ ...................             151,266
            6,000     Companhia Vale do Rio Doce, Sponsored ADR ..........             166,500
                                                                                   -----------
                                                                                       317,766
                                                                                   -----------

           TAIWAN - 0.5%+++

           29,399     Taiwan Semiconductor Manufacturing Company Ltd.,
                         Sponsored ADR ...................................             296,342
                                                                                   -----------

           IRELAND - 0.4%

           14,785     CRH PLC ............................................             231,753
                                                                                   -----------

           DENMARK - 0.3%

            4,500     Novo Nordisk A/S, Class B ..........................             157,532
                                                                                   -----------

           CHINA - 0.2%+++

           46,000     China Mobile (Hong Kong) Ltd. ......................             108,539
                                                                                   -----------

           NEW ZEALAND - 0.2%+++

           34,622     Telecom Corporation of New Zealand Ltd. ............             106,212
                                                                                   -----------

           PORTUGAL - 0.2%

           14,300     Portugal Telecom SGPS SA ...........................             102,469
                                                                                   -----------

           BELGIUM - 0.2%

           13,600     SES GLOBAL, FDR ....................................              88,239
                                                                                   -----------

                      Total Common Stocks
                         (Cost$55,823,440) ...............................          53,053,671
                                                                                   -----------

PREFERRED STOCK - 0.4%
   (Cost $111,396)

           SOUTH KOREA - 0.4%+++

            1,580     Samsung Electronics Company Ltd. ...................             225,525
                                                                                   -----------

CONVERTIBLE PREFERRED STOCK - 0.3%
   (Cost $171,406)

           JAPAN - 0.3%+++

       24,000,000     Sumitomo Mitsui Finance Group Inc. (F).
                         Conv. Pfd., 2.250% due 07/ll/2005++ .............             185,884
                                                                                   -----------

   PRINCIPAL
    AMOUNT                                                                            VALUE
    ------                                                                            -----
CONVERTIBLE BOND - 0.1%
   (Cost $64,321)

           SWITZERLAND - 0.1%

$          95,000     Credit Suisse Group Financial, Conv. Jr.
                         Bond,6.000% due 12/23/2005 ...........                     $   80,970
                                                                                    ----------

REPURCHASE AGREEMENT - 2.8%
   (Cost $1,518,000)

        1,518,000     Agreement with Goldman Sachs Group, Inc.,
                         0.800% dated 06/30/2003, to be
                         repurchased at $1,518,034 on 07/01/2003,
                         collateralized by $1,505,092 U.S.
                         Treasury Notes, having  various interest
                         rates and maturities (Market Value
                         $1,548,687) .............................                   1,518,000
                                                                                    ----------
TOTAL INVESTMENTS (Cost$57,688,563*) .............................    99.7%         55,064,050
OTHER ASSETS AND LIABILITIES (Net) ...............................     0.3             153,535
                                                                     -----          ----------
NET ASSETS .......................................................   100.0%         55,217,585
                                                                     =====          ==========

-----------------

  * Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at June 30, 2003 and have an aggregate market value of $2,295,902, representing 4.2% of the total net assets of the Fund (Collateral Value $2,662,431).

  + Non-income producing security.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

+++ Investments in the areas of the Pacific Rim as of June 30, 2003 are 26.8% of the total net assets of the Fund.

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2003 (UNAUDITED)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                 CONTRACTS TO RECEIVE                      NET
                 -------------------------------------------------      UNREALIZED
                                                                       APPRECIATION
EXPIRATION           LOCAL            VALUE IN         IN EXCHANGE    (DEPRECIATION)
   DATE             CURRENCY           U.S. $          FOR U.S. $      OF CONTRACTS
----------       -------------        ---------        -----------    --------------
07/01/2003       EUR    12,434           14,278           14,209        $      69
07/01/2003       JPY 2,495,078           20,779           20,902             (123)
07/02/2003       EUR    12,523           14,380           14,311               69
07/02/2003       GBP    10,257           16,926           16,931               (5)
07/02/2003       JPY 2,503,988           20,854           20,920              (66)
07/03/2003       CHF    24,509           18,094           18,130              (36)
07/03/2003       EUR     9,305           10,685           10,702              (17)
07/14/2003       CAD   424,142          311,883          290,032           21,851
07/17/2003       CAD   569,027          418,337          388,234           30,103
09/05/2003       AUD   334,198          222,662          218,945            3,717
09/12/2003       EUR    63,772           73,072           69,649            3,423
09/30/2003       EUR   884,815        1,013,325          936,754           76,571
10/16/2003       EUR   301,005          344,578          315,426           29,152
                                                                        ---------
                                                                        $ 164,708
                                                                        ---------

                          FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                      CONTRACTS TO DELIVER                         NET
                         ---------------------------------------------         UNREALIZED
                                                                              APPRECIATION/
EXPIRATION                     LOCAL           VALUE IN    IN EXCHANGE       (DEPRECIATION)
   DATE                      CURRENCY           U.S. $     FOR U.S. $         OF CONTRACTS
----------               ---------------       --------    -----------       --------------
07/01/2003               GBP       6,291        10,380        10,378          $        (2)
07/02/2003               CHF      32,174        23,753        23,799                   46
07/02/2003               GBP       6,818        11,251        11,223                  (28)
07/02/2003               JPY   2,847,336        23,713        23,788                   75
07/03/2003               JPY   2,885,005        24,027        24,061                   34
07/14/2003               CHF     400,432       295,728       290,032               (5,696)
07/17/2003               JPY  46,341,570       386,191       388,234                2,043
09/05/2003               JPY  26,010,630       217,109       218,945                1,836
09/12/2003               JPY   8,120,700        67,798        69,649                1,851
09/30/2003               JPY 112,106,035       936,464       936,754                  290
10/16/2003               HKD   2,459,992       312,359       315,426                3,067
                                                                              -----------
                                                                              $     3,516
                                                                              -----------

Net Unrealized Appreciation of Forward Foreign
  Currency Contracts................................................          $   168,224
                                                                              ===========

AS OF JUNE 30, 2003, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                                    %OF
         SECTOR DIVERSIFICATION                  NET ASSETS        VALUE
         ----------------------                  ----------        -----
COMMON STOCKS:
Telecommunication Services.................         13.7%       $ 7,550,603
Banks......................................         12.6          6,967,756
Pharmaceuticals & Biotechnology............         10.0          5,505,634
Energy.....................................          6.6          3,616,772
Materials..................................          6.1          3,348,480
Capital Goods..............................          5.8          3,177,110
Food Beverage & Tobacco ...................          4.8          2,658,437
Semiconductors & Semiconductor Equipment...          4.4          2,491,294
Insurance..................................          4.5          2,478,375
Media......................................          4.3          2,354,965
Automobiles & Components...................          4.1          2,239,723
Retailing..................................          2.9          1,615,792
Diversified Financials.....................          2.9          1,593,653
Consumer Durables & Apparel ...............          2.2          1,216,990
Electronic Equipment & Instruments.........          2.2          1,200,343
Real Estate Investment Trusts..............          1.8            983,946
Communications Equipment...................          1.1            629,048
Utilities..................................          1.0            578,012
Food & Staples Retailing...................          0.8            466,791
Other......................................          4.3          2,379,947
                                                   -----        -----------
TOTAL COMMON STOCKS........................         96.1         53,053,671
PREFERRED STOCK............................          0.4            225,525
CONVERTIBLE PREFERRED STOCK................          0.3            185,884
CONVERTIBLE BOND...........................          0.1             80,970
REPURCHASE AGREEMENT.......................          2.8          1,518,000
                                                   -----        -----------
TOTAL INVESTMENTS..........................         99.7         55,064,050
OTHER ASSETS AND LIABILITIES (Net).........          0.3            153,535
                                                   -----        -----------
NET ASSETS.................................        100.0%       $55,217,585
                                                   =====        ===========

                    GLOSSARY OF TERMS
ADR           - American Depository Receipt
AUD           - Australian Dollar
CAD           - Canadian Dollar
CHF           - Swiss Franc
EUR           - EURO
(F)           - Foreign Shares
FDR           - Fiduciary Depository Receipt
GBP           - Great Britain Pound Sterling
GDR           - Global Depository Receipt
HKD           - Hong Kong Dollar
JPY           - Japanese Yen

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

SHORT TERM INCOME FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                             VALUE
 ------                                                                             -----
CORPORATE BONDS AND NOTES - 72.8%

FINANCIAL SERVICES - 12.9%
                  CIT Group Inc., Sr. Note:
$  1,000,000       7.375% due 04/02/2007.........................               $   1,142,718
     500,000       7.625% due 08/16/2005.........................                     550,870
     500,000      Goldman Sachs Group, Inc., Note,
                   4.125% due 01/15/2008.........................                     525,969
                  Household Finance Corporation, Note:
   1,500,000       5.750% due 01/30/2007.........................                   1,656,807
     250,000       7.875% due 03/01/2007.........................                     294,894
   1,500,000      Rollins Truck Leasing Corporation, Deb.,
                   8.375% due 02/15/2007***......................                   1,769,826
                                                                                -------------
                                                                                    5,941,084
                                                                                -------------
REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 8.8%
     800,000      Duke-Weeks Realty Corporation, Note,
                   7.375% due 08/01/2007.........................                     914,681
   1,000,000      Health Care Property Investors Inc., Note,
                   6.875% due 06/08/2005.........................                   1,071,428
   1,000,000      Nationwide Health Properties Inc., Note,
                   9.750% due 03/20/2008.........................                   1,192,514
     750,000      Shurgard Storage Centers Inc., Note.
                   7.500% due 04/25/2004.........................                     779,288
     100,000      SUSA Partnership L.P., Note,
                   7.125% due 11/01/2003.........................                     101,824
                                                                                -------------
                                                                                    4,059,735
                                                                                -------------
BANKS - 8.2%
   1,000,000      J.P. Morgan Chase & Company, Note,
                   5.350% due 03/01/2007.........................                   1,095,909
   1,500,000      MBNA America Bank N.A., Note,
                   6.500% due 06/20/2006.........................                   1,656,040
   1,000,000      Wachovia Corporation, Sr. Note,
                   6.700% due 06/21/2004**.......................                   1,053,045
                                                                                -------------
                                                                                    3,804,994
                                                                                -------------

UTILITIES - 6.3%
   1,000,000      Constellation Energy Group, Inc., Note,
                   6.350% due 04/01/2007.........................                   1,118,590
     750,000      Texas-New Mexico Power Company, Sr. Note,
                   6.250% due 01/15/2009.........................                     759,307
   1,000,000      United Illuminating Company, Note,
                   6.000% due 12/15/2003.........................                   1,016,399
                                                                                -------------

                                                                                    2,894,296
                                                                                -------------

TELECOMMUNICATIONS - 5.3%
     750,000      Deutsche Telekom International Finance BV,
                   Company Guarantee,
                   8.250% due 06/15/2005.........................                     836,805
     500,000      TELUS Corporation, Note,
                   7.500% due 06/01/2007**.......................                     560,000
   1,000,000      Verizon Global Funding Corporation, Note,
                   4.000% due 01/15/2008.........................                   1,045,322
                                                                                -------------
                                                                                    2,442,127
                                                                                -------------

FOOD - 4.9%
   1,000,000      ConAgra Inc., Sr. Note,
                   9.875% due 11/15/2005***......................                   1,175,268
   1,000,000      Safeway Inc., Sr. Note,
                   6.150% due 03/01/2006.........................                   1,083,282
                                                                                -------------

                                                                                    2,258,550
                                                                                -------------

AIRLINES - 4.7%
   2,000,000      Southwest Airlines Company
                   Pass-thru Certificates,
                   5.496% due 11/01/2006.........................                   2,171,155
                                                                                -------------

INFORMATION TECHNOLOGY - 4.7%
   1,000,000      Analog Devices, Inc., Conv. Sub. Note,
                   4.750% due 10/01/2005***......................                   1,022,500
   1,000,000      Computer Science Corporation, Note,
                   6.750% due 06/15/2006.........................                   1,131,315
                                                                                -------------
                                                                                    2,153,815
                                                                                -------------

CABLE TV-3.0%
   1,250,000      AOL Time Warner Inc., Note,
                   6.150% due 05/01/2007**.......................                   1,407,617
                                                                                -------------

SERVICES - 2.3%
   1,000,000      PHH Corporation, Note,
                   6.000% due 03/01/2008.........................                   1,076,511
                                                                                -------------

AUTO MANUFACTURING & PARTS - 2.3%
   1,000,000      Ford Motor Credit Company, Note,
                   6.500% due 01/25/2007**.......................                   1,052,957
                                                                                -------------

MEDIA - 2.2%
   1,000,000      Cox Enterprises, Inc., Note,
                   4.375% due 05/01/2008++.......................                   1,040,978
                                                                                -------------

CHEMICALS/MINING/MACHINERY - 2.0%
     750,000      Consolidated Coal Company, Company Guarantee,
                   8.210% due 06/21/2004.........................                     784,807
     150,000      Lyondell Petrochemical Company, MTN,
                   9.750% due 09/04/2003++.......................                     152,462
                                                                                -------------
                                                                                      937,269
                                                                                -------------

INDUSTRIAL PRODUCTS - 1.3%
     500,000      Sealed Air Corporation, Company Guarantee
                   8.750% due 07/01/2008++**......................                   591,990
                                                                                -------------

PAPER/FOREST PRODUCTS - 1.2%
     500,000      Weyerhaeuser Company, Note,
                   6.000% due 08/01/2006.........................                     548,864
                                                                                -------------

AEROSPACE/DEFENSE - 1.2%
     500,000      Boeing Capital Corporation, Sr. Note,
                   5.650% due 05/15/2006.........................                     540,697
                                                                                -------------

HEALTH CARE - 0.9%
     500,000      Athena Neurosciences Finance LLC,
                   Company Guarantee,
                   7.250% due 02/21/2008.........................                     423,125
                                                                                -------------

RETAIL - 0.6%
     250,000      Federated Department Stores Inc., Bond,
                   6.790% due 07/15/2027.........................                     276,888
                                                                                -------------

                  Total Corporate Bonds and Notes
                   (Cost $31,288,551)............................                  33,622,652
                                                                                -------------

                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                            VALUE
 ------                                                                            -----
ASSET-BACKED SECURITIES - 3.4%
$    530,929      FFCA Secured Lending Corporation.
                   Series 1999-2, Class WA1A,
                   7.130% due 02/18/2009++.......................                     536,238
     520,516      GMAC Mortgage Corporation Loan Trust.
                   Series 2002-HE2, Class A3,
                   5.290% due 06/25/2027.........................                     523,106

                  Green Tree Financial Corporation:

     250,000       Series 1995-1, Class B2, (in default).
                   9.200% due 06/15/2025.........................                      82,656
      80,318       Series 1995-6, Class Bl.
                   7.700% due 09/15/2026.........................                      48,241

     165,000      Green Tree Home Improvement, Series
                   1995-D, Class B2,
                   7.450% due 09/15/2025.........................                     165,465

     183,310      Mid-State Trust, Series 4, Class A.
                   8.330% due 04/01/2030........................                      200,381
                                                                                -------------
                  Total Asset-Backed Securities
                   (Cost $1,743,039)                                                1,556,087
                                                                                -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.0%
   1,000,000      4.250% due 06/15/2027 .........................                   1,019,906
     640,616      6.500% due 01/01/2014 .........................                     676,551
     482,619      8.000% due 05/01/2027 .........................                     526,749
      61,470      8.500% due 11/01/2017 .........................                      67,280
                                                                                -------------
                  Total FNMAs
                   (Cost $2,216,925).............................                   2,290,486
                                                                                -------------

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 2.2%
      27,055      Federal Home Loan Mortgage Corporation (FHLMC),
                   4.089% due 11/01/20211                                              27,850
                  Federal National Mortgage Association (FNMA):
       2,455       3.952% due 11/01/2022+                                               2,510
      17,810       4.125% due 11/01/2021+                                              18,236
     873,525       4.663% due 11/01/2032+                                             900,397
      44,138       4.932% due 11/01/2035+                                              45,266
      15,612       5.467% due 01/01/2019+                                              16,177
      27,341       5.596% due 04/01/2019+                                              28,228
                                                                                -------------
                  Total ARMSs
                   (Cost $1,035,559)                                                1,038,664
                                                                                -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.8%
     755,202      6.000% due 05/01/2017..........................                     785,593
      39,340      9.500% due 08/01/2016..........................                      43,736
                                                                                -------------
                  Total FHLMCs
                   (Cost $807,783)..............................                      829,329
                                                                                -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.2%
      83,718      8.000% due 06/15/2009-08/15/2012...............                      90,449
      59,686      9.000% due 12/15/2020-04/20/2025...............                      66,500
     303,517      10.000% due 12/15/2017-04/15/2025..............                     351,063
      30,290      11.000% due 12/15/2015.........................                      35,429
                                                                                -------------
                  Total GNMAs
                   (Cost $507,822)...............................                     543,441
                                                                                -------------
                  Total U.S. Government Agency
                   Mortgage-Backed Securities
                   (Cost $4,568,089).............................                   4,701,920
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
   1,000,000      Federal Home Loan Mortgage
                   Corporation. Bond,
                   3.250% due 02/25/2008**.......................                   1,023,071
   1,000,000      Federal National Mortgage Association, Note.
                  4.750% due 03/15/2004.........................                    1,025,926
                                                                                -------------
                  Total U.S. Government Agency Obligations
                   (Cost $1,994,357).............................                   2,048,997
                                                                                -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 1.9%
     465,797      Deutsche Mortgage Securities, Inc.
                   Series 2002-1, Class A13,
                   8.500% due 01/25/2033.........................                     484,946
     395,432      Federal Home Loan Mortgage Corporation Series
                   2586, Class LT,
                   3.500% due 03/15/2033.........................                     395,681
                                                                                -------------
                  Total CMOs (Cost $892,495).....................                     880,627
                                                                                -------------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.5%
     540,319      GMAC Commercial Mortgage Securities Inc.,
                   Series 1999-CTL1, Class A,
                   7.151% due 02/15/2008++.......................                     594,199
      82,062      Morgan Stanley Capital I, Series
                   1999-CAMI, Class Al,
                   6.540% due 04/15/2004.........................                      82,680
                                                                                -------------
                  Total CMBSs (Cost $620,548)....................                     676,879
                                                                                -------------

U.S. TREASURY NOTE - 1.1%
 (Cost $513,829)
     500,000      6.000% due 08/15/2004**,***....................                     527,695
                                                                                -------------

REPURCHASE AGREEMENT - 3.5%
(Cost $1,616,000)
   1,616,000      Agreement with Goldman
                   Sachs Group, Inc., 0.800% dated
                   06/30/2003, to be repurchased at
                   $1,616,036 on 07/01/2003,
                   collateralized by $1,602,258 U.S.
                   Treasury Notes, having various
                   interest rates and maturities
                   (Market Value $1,648,668).....................                   1,616,000
                                                                                -------------

TOTAL INVESTMENTS (Cost $43,236,908*)............................       98.8%      45,630,857
OTHER ASSETS AND LIABILITIES (Net)...............................        1.2          568,669
                                                                    --------    -------------
NET ASSETS.......................................................      100.0%   $  46,199,526
                                                                    ========    =============

------------------

  *  Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $5,976,675, representing 12.9% of the total net assets of the Fund (Collateral Value $6,176,629).

*** A portion or all of these securities are segregated as collateral for futures contracts.

  + Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2003.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

                    NUMBER OF                                                                        UNREALIZED
                    CONTRACTS                                                       VALUE           DEPRECIATION
                    ---------                                                   -------------       ------------
FUTURES CONTRACTS-SHORT POSITION
35               U.S. 5 Year Treasury Note,
                  September 2003................................                $   4,029,375       $     (4,620)
                                                                                                    ============

                   GLOSSARY OF TERMS

MTN      -- Medium Term Note

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                            VALUE
 ------                                                                            -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 64.7%

 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 32.0%
$  1,973,636     4.500% due 03/01/2018..........................                $   2,017,221
   6,475,321     5.000% due 04/01/2018-06/01/2018***............                    6,698,990
  13,007,982     5.500% due 01/01/2017-06/01/2033+..............                   13,487,970
  17,078,080     6.000% due 12/01/2016-03/01/2033**.............                   17,790,821
  17,726,394     6.500% due 09/01/2024-12/01/2032**.............                   18,509,157
   2,023,653     7.000% due 08/01/2028-04/01/2029...............                    2,147,363
     707,311     7.500% due 11/01/2029..........................                      755,683
   1,236,102     8.000% due 05/01/2022-09/01/2027...............                    1,346,235
   1,211,493     8.500% due 02/01/2023-10/01/2027...............                    1,318,775
     724,851     9.000% due 09/01/2030..........................                      785,894
                                                                                -------------
                 Total FNMAs (Cost $63,652,565).................                   64,858,109
                                                                                -------------

 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 26.5%
   8,901,638     5.000% due 04/01/2018-06/01/2033**.............                    9,108,576
   8,951,430     5.500% due 12/01/2008-04/01/2033...............                    9,254,045
  15,295,654     6.000% due 01/01/2013-09/01/2032**.............                   15,888,625
  10,106,476     6.500% due 11/01/2016-01/01/2032...............                   10,569,124
   6,848,684     7.000% due 04/01/2008-04/01/2032**.............                    7,189,829
     450,425     7.500% due 02/01/2031..........................                      479,073
     585,829     8.000% due 07/01/2007-12/01/2030...............                      625,227
     353,541     8.500% due 07/01/2029..........................                      379,769
     156,083     8.750% due 01/01/2013..........................                      164,117
                                                                                -------------
                 Total FHLMCs (Cost $52,975,863)................                   53,658,385
                                                                                -------------

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 6.2%
   2,701,171     6.000% due 02/20/2029-05/20/2032**.............                    2,817,201
   5,201,143     6.500% due 03/20/2031-07/15/2032**.............                    5,451,412
   1,906,729     7.000% due 01/15/2028-06/20/2031...............                    2,013,404
   1,374,214     7.500% due 01/15/2023-11/15/2023...............                    1,471,606
     248,186     7.750% due 12/15/2029..........................                      266,920
     649,033     8.000% due 07/15/2026-06/20/2030...............                      695,972
                                                                                -------------
                 Total GNMAs (Cost $12,145,839).................                   12,716,515
                                                                                -------------
                 Total U.S. Government Agency
                  Mortgage-Backed Securities
                  (Cost $128,774,267)...........................                  131,233,009
                                                                                -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 12.3%
   1,381,750     Federal Home Loan Mortgage Corporation,
                  Series 2551, Class QK,
                  5.500% due 01/15/2033.........................                    1,445,140
                 Federal National Mortgage Association:
   3,000,000      Grantor Trust, Series 2000-T5, Class B,
                  7.300% due 05/25/2010.........................                    3,706,094
   3,500,000      Series 2002-16, Class TM,
                  7.000% due 04/25/2032.........................                    3,839,431
                 Federal National Mortgage Association,
                  REMIC, Pass-through Certificates:
     111,642      Series 1989-90, Class E,
                  8.700% due 12/25/2019.........................                      119,974
   2,497,972     Series 1992-55, Class DZ,
                  8.000% due 04/25/2022.........................                    2,643,986
   1,496,909      Series 1992-83, Class X,
                  7.000% due 02/25/2022.........................                    1,507,087
     175,043      Series 2000-31, Class PC,
                  7.500% due 08/25/2029.........................                      175,228
   1,411,297      Government National Mortgage Association,
                  Series 2000-16, Class PB,
                  7.500% due 02/16/2028.........................                    1,466,740
     176,763     Residential Funding Mortgage Security,
                  Series 1992-S39, Class A8,
                  7.500% due 11/25/2007.........................                      176,612
                 Vendee Mortgage Trust:
   3,853,000      Series 2000-2, Class G,
                  7.500% due 10/15/2009.........................                    4,231,785
   5,000,000      Series 2000-3, Class 2H,
                  7.500% due 11/15/2014.........................                    5,550,827
                                                                                -------------
                 Total CMOs (Cost $23,449,549)..................                   24,862,904
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
                 Federal Home Loan Bank, Bond:
   4,000,000     4.875% due 04/16/2004**........................                    4,119,904
   2,000,000     5.125% due 03/06/2006..........................                    2,178,802
   2,500,000     6.500% due 08/14/2009..........................                    2,993,317
   3,000,000     7.375% due 02/12/2010**........................                    3,744,120
   2,000,000     Federal National Mortgage Association,
                  Sub. Note,
                  6.250% due 02/01/2011**.......................                    2,309,998
   2,000,000     Housing Urban Development, Series 99-A,
                  Government Guarantee,
                  6.160% due 08/01/2011.........................                    2,259,650
                                                                                -------------
                 Total U.S. Government Agency Obligations
                  (Cost $15,831,106)............................                   17,605,791
                                                                                -------------

U.S. TREASURY OBLIGATIONS - 7.9%
 U.S. TREASURY NOTES - 6.9%
   2,500,000     3.625% due 03/31/2004**........................                    2,550,100
   3,000,000     4.375% due 05/15/2007**........................                    3,260,157
   3,000,000     5.000% due 08/15/2011**........................                    3,366,096
   2,000,000     5.750% due 08/15/2010**........................                    2,341,642
   2,000,000     5.875% due 11/15/2004**........................                    2,129,142
     350,000     6.250% due 02/15/2007**........................                      402,610
                                                                                -------------
                                                                                   14,049,747
                                                                                -------------

U.S. TREASURY BONDS - 1.0%
   1,300,000     6.250% due 08/15/2023**........................                    1,592,805
     300,000     12.750% due 11/15/2010**.......................                      378,071
                                                                                -------------
                                                                                    1,970,876
                                                                                -------------
                 Total U.S. Treasury Obligations
                  (Cost $14,857,218)............................                   16,020,623
                                                                                -------------

REPURCHASE AGREEMENT - 7.5%
 (Cost $15,202,000)
  15,202,000     Agreement with Goldman Sachs
                  Group, Inc., 0.800% dated
                  06/30/2003, to be repurchased at
                  $15,202,338 on 07/01/2003,
                  collateralized by $15,072,730 U.S.
                  Treasury Notes, having various
                  interest rates and maturities
                  (Market Value $15,509,316)....................                   15,202,000
                                                                                -------------
TOTAL INVESTMENTS (Cost $198,114,140*)..........................       101.1%     204,924,327
OTHER ASSETS AND LIABILITIES (Net)..............................        (1.1)      (2,252,104)
                                                                    --------    -------------
NET ASSETS         .............................................       100.0%   $ 202,672,223
                                                                    ========    =============

------------------

  *  Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at June 30,2003, and have an aggregate market value of $48,725,502, representing 24.0% of the total net assets of the Fund (Collateral Value $52,475,581).

***  A portion of these securities are purchased on a when-issued basis.

  + A portion of these securities are segregated as collateral for when -issued securities.

                            GLOSSARY OF TERMS

REMIC      -- Real Estate Mortgage Investment Conduit

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

INCOME FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                            VALUE
 ------                                                                            -----
CORPORATE BONDS AND NOTES - 68.2%

 FINANCIAL SERVICES/BANKS - 9.7%

$  1,000,000     Abbey National PLC, Sub. Note,
                  6.690% due 10/17/2005.........................                $   1,108,303

     500,000     American General Corporation, Note,
                  7.500% due 07/15/2025.........................                      624,897

     400,000     Banc One Corporation, Sub. Note,
                  10.000% due 08/15/2010........................                      540,630

   1,000,000     Bank of America Corporation, Sub. Note,
                  7.800% due 02/15/2010.........................                    1,234,572

     500,000     CIT Group Inc., Sr. Note,
                  7.750% due 04/02/2012**.......................                      597,155

   3,000,000     Citigroup, Inc., Note,
                  6.500% due 01/18/2011.........................                    3,515,256

   2,500,000     Goldman Sachs Group, Inc., Bond,
                  6.875% due 01/15/2011**.......................                    2,954,315

   1,000,000     Hartford Life Insurance Company, Deb.,
                  7.650% due 06/15/2027.........................                    1,207,476

   1,500,000     Jefferies Group, Inc., Sr. Note,
                  7.750% due 03/15/2012.........................                    1,753,902

   1,000,000     Legg Mason, Inc., Sr. Note,
                  6.750% due 07/02/2008.........................                    1,146,781

   2,000,000     Merrill Lynch & Company Inc., Note,
                  6.000% due 02/17/2009.........................                    2,251,032

   1,500,000     Morgan Stanley Dean Witter & Company, Bond,
                  6.750% due 04/15/2011.........................                    1,757,240

   1,100,000     NCNB Corporation, Sub. Note,
                  9.375% due 09/15/2009.........................                    1,435,280
                                                                                -------------
                                                                                   20,126,839
                                                                                -------------

 OIL & GAS - 8.0%
   1,200,000     ANR Pipeline Company, Deb.,
                  9.625% due 11/01/2021.........................                    1,422,000

   1,750,000     Consolidated Natural Gas Company, Sr. Note,
                  6.850% due 04/15/2011.........................                    2,083,076

   2,500,000     El Paso Natural Gas Company, Deb.,
                  7.500% due 11/15/2026.........................                    2,462,500

   1,461,000     Express Pipeline LP, Sub. Note,
                  7.390% due 12/31/2017+........................                    1,529,322

   2,000,000     PDVSA Finance Ltd., Note,
                  8.500% due 11/16/2012.........................                    1,835,000

     500,000     Petro-Canada, Deb.,
                  9.250% due 10/15/2021.........................                      693,689

   2,500,000     Petrobras International Finance Company,
                  Sr. Note,
                  9.750% due 07/06/2011**.......................                    2,768,750

   1,000,000     Southern Natural Gas Company, Sr. Note,
                  8.000% due 03/01/2032.........................                    1,086,250

     500,000     Tesoro Petroleum Corporation, Sr. Note,
                  8.000% due 04/15/2008+........................                      515,000

     500,000     Trans-Canada Pipeline Corporation, Deb.,
                  8.500% due 03/20/2023.........................                      520,863

   1,500,000     XTO Energy, Inc., Sr. Note,
                  6.250% due 04/15/2013+........................                    1,601,250
                                                                                -------------
                                                                                   16,517,700
                                                                                -------------

 TRANSPORTATION/AUTO - 7.6%
   2,000,000     Burlington Northern Santa Fe Corporation, Deb.,
                  8.125% due 04/15/2020.........................                    2,508,028


   1,000,000     Consolidated Rail Corporation, Deb.,
                  9.750% due 06/15/2020.........................                    1,382,600

     570,401     Continental Airlines Inc., Pass-through
                  Certificates, Series 1997-4C,
                  6.800% due 07/02/2007.........................                      485,275

     400,000     Ford Holdings Inc., Company Guarantee,
                  9.300% due 03/01/2030.........................                      420,138

                 Ford Motor Company, Deb.:
     600,000      8.875% due 11/15/2022.........................                      625,321

     250,000      8.900% due 01/15/2032.........................                      255,093

   2,000,000     Ford Motor Credit Company, Note,
                  7.375% due 10/28/2009.........................                    2,099,796

   1,000,000     General Motors Corporation, Deb.,
                  9.400% due 07/15/2021.........................                    1,076,906

                 Norfolk Southern Corporation:

   1,000,000     Bond,
                  7.800% due 05/15/2027.........................                    1,257,571

   2,500,000     Sr. Note,
                  6.200% due 04/15/2009.........................                    2,849,430

   2,000,000     Southwest Airlines Company, Pass-through
                  Certificates, Series A-4,
                  9.150% due 07/01/2016.........................                    2,427,810

   1,300,000     United Air Lines Inc., Pass-through
                  Certificates, (in default),
                  9.560% due 10/19/2018.........................                      466,473
                                                                                -------------
                                                                                   15,854,441
                                                                                -------------

 CONSUMER PRODUCTS/SERVICES - 6.5%
   1,750,000     Carnival Corporation, Deb.,
                  7.200% due 10/01/2023.........................                    1,940,309

   1,000,000     Cendant Corporation, Note,
                  6.875% due 08/15/2006.........................                    1,119,499

   2,500,000     ConAgra, Inc., Sr. Note,
                  7.125% due 10/01/2026.........................                    3,027,775

                 Mattel, Inc., Note:
     500,000      6.125% due 07/15/2005.........................                      531,412

   1,000,000      7.300% due 06/13/2011.........................                    1,046,805

   1,500,000     Reed Elsevier Capital Inc., Company Guarantee,
                  6.750% due 08/01/2011.........................                    1,749,769

   1,000,000     Royal Caribbean Cruises Ltd., Sr. Note,
                  8.000% due 05/15/2010**.......................                    1,045,000

     500,000     S3 Inc., Conv. Sub. Note, (in default),
                  5.750% due 10/01/2003.........................                        7,500

   1,000,000     Sealed Air Corporation, Company Guarantee,
                  8.750% due 07/01/2008+........................                    1,183,980

   1,500,000     Waste Management Inc., Sr. Note,
                  7.375% due 08/01/2010**.......................                    1,802,444
                                                                                -------------
                                                                                   13,454,493
                                                                                -------------

TELECOMMUNICATIONS - 6.0%
   4,000,000     Deutsche Telekom International Finance BV,
                  Company Guarantee,
                  8.500% due 06/15/2010.........................                    4,921,540

                                                                                    1,601,250
   1,700,000     Northern Telecom Capital Inc.,
                  Company Guarantee,
                  7.400% due 06/15/2006.........................                    1,678,750

   2,000,000     Qwest Corporation, Note,
                  8.875% due 03/15/2012+........................                    2,245,000

                       See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                              VALUE
---------                                                                        -------------
  CORPORATE BONDS AND NOTES (CONTINUED)

     TELECOMMUNICATIONS (CONTINUED)
$   1,000,000  TELUS Corporation, Note,
                  8.000% due 06/01/2011 ...............................          $   1,160,000
    2,000,000  Vodafone Group PLC, Note,
                  7.750% due 02/15/2010 ...............................              2,464,816
                                                                                 -------------
                                                                                    12,470,106
                                                                                 -------------
     HEALTH CARE - 5.4%
    1,500,000  Aetna Inc., Sr. Note,
                  7.375% due 03/01/2006 ...............................              1,687,037
    2,000,000  Cardinal Health, Inc., Note,
                  6.750% due 02/15/2011 ...............................              2,377,176
               DVI, Inc., Sr. Note:
    1,000,000     9.875% due 02/01/2004 ...............................                805,000
      500,000     9.875% due 02/01/2004 ...............................                402,500
    2,000,000  HCA - The Healthcare Company, Note,
                  8.750% due 09/01/2010 ...............................              2,332,928
      250,000  HIH Capital Ltd., Conv. Note,
                  7.500% due 09/25/2006 ...............................                182,500
      750,000  IVAX Corporation, Conv. Sr. Sub. Note,
                  4.500% due 05/15/2008 ...............................                731,250
    3,000,000  Tenet Healthcare Corporation, Sr. Note,
                  6.375% due 12/01/2011 ...............................              2,790,000
                                                                                 -------------
                                                                                    11,308,391
                                                                                 -------------
     INFORMATION TECHNOLOGY - 4.3%
    3,250,000  Analog Devices, Inc., Conv. Sub. Note,
                  4.750% due 10/01/2005 ...............................              3,323,125
    1,000,000  BEA Systems Inc., Conv. Sub. Note,
                  4.000% due 12/15/2006 ...............................                968,750
    2,500,000  Conexant Systems Inc., Conv. Sub. Note,
                  4.000% due 02/01/2007 ...............................              1,975,000
    1,000,000  Extreme Networks, Inc., Conv. Sub. Note,
                  3.500% due 12/01/2006 ...............................                908,750
      500,000  Siebel Systems Inc., Conv. Sub. Note,
                  5.500% due 09/15/2006 ...............................                504,375
    1,000,000  TriQuint Semiconductor, Inc., Conv. Sub. Note,
                  4.000% due 03/01/2007 ...............................                832,500
      500,000  Vitesse Semiconductor Corporation, Conv. Sub. Deb.,
                  4.000% due 03/15/2005** .............................                466,875
                                                                                 -------------
                                                                                     8,979,375
                                                                                 -------------
     REAL ESTATE INVESTMENT TRUSTS - 4.3%
    2,000,000  Health Care Property Investors, Inc., Note,
                  6.000% due 03/01/2015 ...............................              2,077,744
    2,500,000  Healthcare Realty Trust, Inc., Sr. Note,
                  8.125% due 05/01/2011 ...............................              2,783,880
               Nationwide Health Properties Inc., Note:
    1,000,000     7.060% due 12/05/2006 ...............................              1,098,015
    2,500,000     9.750% due 03/20/2008 ...............................              2,981,285
                                                                                 -------------
                                                                                     8,940,924
                                                                                 -------------
     UTILITIES - 4.1%
    1,500,000  Arizona Public Service Company, Note,
                  6.500% due 03/01/2012** .............................              1,717,926
      200,000  Duke Energy Corporation, First and
                  Refundable Mortgage,
                  6.875% due 08/01/2023 ...............................                204,682
      700,000  Florida Power & Light Company, First
                  Mortgage,
                  7.050% due 12/01/2026 ...............................                732,812
    1,100,000  Illinois Power Company, First Mortgage,
                  7.500% due 06/15/2009** .............................              1,116,500
    1,500,000  Southwestern Electric Power Company, Note,
                  5.375% due 04/15/2015 ...............................              1,582,746
    1,500,000  Texas Utilities Electric Company,
                  First Mortgage,
                  7.875% due 04/01/2024 ...............................              1,569,159
    1,500,000  Texas-New Mexico Power Company,
                  Sr. Note,
                  6.250% due 01/15/2009 ...............................              1,518,613
                                                                                 -------------
                                                                                     8,442,438
                                                                                 -------------
     MEDIA - 3.3%
    1,500,000  Comcast Cable Communications Inc.,
                  Sr. Note,
                  7.125% due 06/15/2013 ...............................              1,756,428
    2,500,000  Cox Communications Inc., Note,
                  7.875% due 08/15/2009 ...............................              3,073,158
    1,200,000  News America Holdings Inc., Sr. Deb.,
                  8.000% due 10/17/2016 ...............................              1,533,440
      300,000  Time Warner Inc., Deb.,
                  9.150% due 02/01/2023 ...............................                380,370
                                                                                 -------------
                                                                                     6,743,396
                                                                                 -------------
     AEROSPACE/DEFENSE - 2.7%
    1,000,000  Boeing Company, Deb.,
                  8.750% due 08/15/2021 ...............................              1,316,490
               Lockheed Martin Corporation:
    1,500,000  Company Guarantee,
                  7.250% due 05/15/2006 ...............................              1,709,388
    2,000,000  Note,
                  8.200% due 12/01/2009 ...............................              2,532,514
                                                                                 -------------
                                                                                     5,558,392
                                                                                 -------------
     RETAIL - 2.3%
    1,000,000  Fred Meyer Inc., Company Guarantee,
                  7.450% due 03/01/2008 ...............................              1,166,350
      600,000  May Department Stores Company, Deb.,
                  8.375% due 08/01/2024 ...............................                640,018
    2,500,000  Safeway Inc., Note,
                  7.500% due 09/15/2009 ...............................              2,958,090
                                                                                 -------------
                                                                                     4,764,458
                                                                                 -------------
     GAMING - 2.3%
      500,000  Harrah's Operating Company Inc.,
                  Company Guarantee,
                  8.000% due 02/01/2011 ...............................                603,639
    2,000,000  Park Place Entertainment Corporation,
                  Sr. Note,
                  7.500% due 09/01/2009** .............................              2,200,000
    2,000,000     Riviera Holdings Corporation,
                  Company Guarantee,
                  11.000% due 06/15/2010 ..............................              1,920,000
                                                                                 -------------
                                                                                     4,723,639
                                                                                 -------------

                       See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                           VALUE
---------                                                                     -------------
     CORPORATE BONDS AND NOTES (CONTINUED)

     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.1%
$   1,231,410  Federative Republic of Brazil, C-Bond,
                  8.000% due 04/15/2014** ......................              $   1,081,769
    1,000,000  United Mexican States, Bond,
                  9.875% due 02/01/2010 ........................                  1,285,000
                                                                              -------------
                                                                                  2,366,769
                                                                              -------------
     INDUSTRIAL PRODUCTS - 0.6%
      200,000  Ogden Corporation, Deb., (in default),
                  9.250% due 03/01/2022 ........................                    124,000
               Weyerhaeuser Company:
      500,000     Deb.,
                  7.375% due 03/15/2032 ........................                    576,615
      500,000     Note,
                  6.750% due 03/15/2012** ......................                    568,553
                                                                              -------------
                                                                                  1,269,168
                                                                              -------------
               Total Corporate Bonds and Notes
                  (Cost $127,114,196) ..........................                141,520,529
                                                                              -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 23.3%

        FEDERAL NATIONAL MORTGAGE ASSOCIATION
         (FNMA) - 10.8%
    2,920,602  5.000% due 01/01/2018 ...........................                  3,021,484
    7,456,085  5.500% due 03/01/2033-06/01/2033 ................                  7,721,999
    3,371,982  6.000% due 04/01/2032 ...........................                  3,506,574
    5,182,653  6.500% due 05/01/2031-05/01/2032 ................                  5,406,253
      329,066  7.000% due 01/01/2030 ...........................                    346,809
    2,000,000  7.630% due 02/01/2010 ...........................                  2,415,347
                                                                              -------------
               Total FNMAs
                 (Cost $21,611,984) ............................                 22,418,466
                                                                              -------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) - 10.5%
    7,450,849  5.000% due 04/01/2018-05/01/2033** ..............                  7,623,886
    5,441,987  5.500% due 11/01/2017-05/01/2031 ................                  5,641,217
    5,122,389  6.000% due 03/01/2031-05/01/2032 ................                  5,312,723
    1,562,885  6.500% due 06/01/2029-08/01/2029 ................                  1,628,524
    1,383,657  7.000% due 01/01/2032 ...........................                  1,451,040
       46,077  9.000% due 01/01/2025 ...........................                     51,143
                                                                              -------------
               Total FHLMCs
                  (Cost $21,254,671) ...........................                 21,708,533
                                                                              -------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (GNMA) - 2.0%
    1,881,297  6.000% due 05/20/2032** .........................                  1,961,820
    2,056,626  7.000% due 06/20/2031 ...........................                  2,163,800
       73,965  9.000% due 02/15/2025 ...........................                     82,105
                                                                              -------------
               Total GNMAs
                  (Cost $4,022,087) ............................                  4,207,725
                                                                              -------------
               Total U.S. Government Agency
                  Mortgage-Backed Securities
                 (Cost $46,888,742) ............................                 48,334,724
                                                                              -------------
U.S. TREASURY OBLIGATIONS - 5.7%

     U.S. TREASURY NOTES - 4.1%
    4,500,000     4.000% due 11/15/2012** ......................                  4,684,045
    1,000,000     4.375% due 08/15/2012** ......................                  1,072,540
    2,500,000     5.625% due 05/15/2008** ......................                  2,866,798
                                                                              -------------
                                                                                  8,623,383
                                                                              -------------
     U.S. TREASURY BOND - 1.6%
    3,000,000  5.250% due 02/15/2029** .........................                  3,267,540
                                                                              -------------
               Total U.S. Treasury Obligations
                  (Cost $10,900,626) ...........................                 11,890,923
                                                                              -------------
REPURCHASE AGREEMENT - 1.4%
    Cost $2,883,000)

    2,883,000  Agreement with Goldman Sachs
                  Group, Inc., 0.800% dated
                  06/30/2003, to be repurchased at
                  $2,883,064 on 07/01/2003,
                  collateralized by $2,858,485 U.S.
                  Treasury Notes, having various
                  interest rates and maturities
                  (Market Value $2,941,281) ....................                  2,883,000
                                                                              -------------
TOTAL INVESTMENTS (Cost $187,786,564*) .........................     98.6%      204,629,176
OTHER ASSETS AND LIABILITIES (Net) .............................      1.4         2,872,748
                                                                    -----     -------------
NET ASSETS .....................................................    100.0%    $ 207,501,924
                                                                    =====     =============

-----------------
 *   Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $28,714,431, representing 13.8% of the total net assets of the Fund (Collateral Value $29,876,163).

 + Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                           VALUE
----------                                                                    -------------
  COMMERCIAL PAPER (DOMESTIC) - 28.5%
$   1,500,000  AIG Funding Inc.,
                  1.190% due 07/30/2003+++ .....................              $   1,498,562
    1,500,000  Bank of America Corporation,
                  1.220% due 07/01/2003+++ .....................                  1,500,000
    1,000,000  Cooperative Association of Tractor
                  Dealers Inc., Series B, (AMBAC Insured),
                  1.250% due 07/24/2003+++ .....................                    997,048
    1,700,000  Goldman Sachs Group, Inc.,
                  1.260% due 07/07/2003+++ .....................                  1,699,643
    1,500,000  International Business Machines Corporation,
                  1.240% due 09/08/2003+++ .....................                  1,496,435
    1,240,000  Windmill Funding Corporation,
                  (LOC: ABN AMBRO Bank NV),
                  1.190% due 09/16/2003+++**....................                  1,236,844
                                                                              -------------
               Total Commercial Paper (Domestic)
                  (Cost $8,428,532) ...........................                   8,428,532
                                                                              -------------
  COMMERCIAL PAPER (YANKEE) - 21.0%
    1,100,000  ANZ (Delaware) Inc.,
                  1.220% due 07/30/2003+++ .....................                  1.098,913
    1,725,000  Royal Bank of Canada,
                  1.310% due 07/21/2003+++ .....................                  1,723,745
    1,300,000  Royal Bank of Scotland,
                  1.000% due 07/16/2003+++ .....................                  1,299,458
      588,000  Sharp Electronics Corporation,
                  1.050% due 07/24/2003+++ .....................                    587,606
    1,500,000  Societe Generale North America Inc.,
                  1.250% due 08/12/2003+++ .....................                  1,497,812
                                                                              -------------
               Total Commercial Paper (Yankee)
                  (Cost $6,207,540) ............................                  6,207,540
                                                                              -------------
  MEDIUM TERM NOTES - 18.2%
      800,000  Bank One Corporation, Sr. Note, Series A,
                  5.625% due 02/17/2004 ........................                    823,294
    1,500,000  Caterpillar Financial Services Corporation,
                  Series F,
                  1.430% due 08/05/2003+++ .....................                  1,500,292
    1,000,000  General Electric Capital Corporation,
                  Series A,
                  7.250% due 05/03/2004 ........................                  1,049,047
    1,000,000  Morgan Stanley Dean Witter & Company,
                  Sr. Note, Series C,
                  7.125% due 08/15/2003 ........................                  1,007,292
    1,000,000   Wells Fargo & Company, Series C,
                  4.250% due 08/15/2003 ........................                  1,003,783
                                                                              -------------
               Total Medium Term Notes
                  (Cost $5,383,708) ............................                  5,383,708
                                                                              -------------
  CORPORATE BONDS AND NOTES - 23.1%
    1,245,000  Associates Corporation NA, Sr. Note,
                  5.800% due 04/20/2004 ........................                  1,292,829
    1,284,000  Everett Clinic, P.S., Note, (LOC: Bank of
                  America Corporation),
                  1.130% due 05/01/2022++ ......................                  1,284,000
    1,400,000  National City Bank, Note,
                  1.310% due 11/14/2003++ ......................                  1,400,797
    1,350,000  Northern Trust Company, Note,
                  6.625% due 10/01/2003 ........................                  1,367,997
    1,500,000  U.S. Bank NA, Note,
                  1.108% due 11/21/2003++ ......................                  1,500,472
                                                                              -------------
               Total Corporate Bonds and Notes
                  (Cost $6,846,095) ............................                  6,846,095
                                                                              -------------
  TAXABLE MUNICIPAL BONDS - 8.5%
      900,000  Blair County Industrial Development
                  Authority, Pennsylvania, IDR,
                  (The Village at Pennsylvania State
                  Retirement Community), Series D,
                  (LOC: BNP Paribas SA),
                  1.050% due 01/01/2011+ .......................                    900,000
      100,000  North Carolina Medical Care Commission,
                  Health Care Facilities Revenue,
                  (1st Mortgage-Baptist Retirement Homes of
                  North Carolina Inc.), Series C,
                  (LOC: Wachovia Corporation),
                  1.200% due 10/01/2008+ .......................                    100,000
      500,000  Shelby County, Tennessee, Health,
                  Educational & Housing Facilities Board,
                  MFHR, Series A-T, (LOC: Bank of
                  America Corporation),
                  1.050% due 07/01/2022+ .......................                    500,000
    1,000,000  Washington State Housing Finance
                  Community, MFHR, Series B,
                  (Bremerton Project), (FNMA Collateral),
                  1.100% due 05/15/2033+ .......................                  1,000,000
                                                                              -------------
               Total Taxable Municipal Bonds
                  (Cost $2,500,000) ............................                  2,500,000
                                                                              -------------
TOTAL INVESTMENTS (Cost $29,365,875*) ..........................     99.3%       29,365,875
OTHER ASSETS AND LIABILITIES (Net) .............................      0.7           216,823
                                                                    -----     -------------
NET ASSETS .....................................................    100.0%    $  29,582,698
                                                                    =====     =============

--------------

  *  Aggregate cost for federal tax purposes.

 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

  + Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at June 30, 2003.

 ++ Floating rate security whose interest rate is reset periodically based on an index.

+++  Rate represents discount rate at the date of purchase.

                 GLOSSARY OF TERMS

AMBAC  -- American Municipal Bond Assurance Corporation
FNMA   -- Federal National Mortgage Association
IDR    -- Industrial Development Revenue
LOC    -- Letter of Credit
MFHR   -- Multi-family Housing Revenue

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

WM VARIABLE TRUST

1. ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 12 funds ("Funds") and 5 portfolios ("Portfolios"). The following Funds are included in this report: REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market.

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly-owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans. The REIT Fund is not currently offering Class 2 shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official close price) are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, and the value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments) are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trust. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

The investments of the Money Market Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/ (depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

WM VARIABLE TRUST

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until the settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend

WM VARIABLE TRUST

income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains of the Funds are declared and paid annually, with the exception of the Money Market Fund from which dividends from net investment income are declared daily and paid monthly.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, redesignated distributions and differing characterizations of distributions made by each Fund.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required.

It is each Fund's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Funds and Portfolios of the Trust based upon the relative average net assets of each Fund and Portfolio. Operating expenses directly attributable to a class of shares are charged to the operation of that class of shares. Expenses of each Fund not directly attributable to the operation of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of daily net assets of each Fund at the following rates:

                        FROM $0   FROM $25   FROM $50  FROM $100  FROM $125  FROM $200
                        TO $25     TO $50    TO $100    TO $125    TO $200    TO $250
    NAME OF FUND        MILLION    MILLION   MILLION    MILLION    MILLION    MILLION
--------------------------------------------------------------------------------------
REIT Fund ..........    0.800%     0.800%     0.800%     0.800%     0.800%     0.800%
Equity Income
  Fund .............    0.625%     0.625%     0.625%     0.625%     0.625%     0.625%
Growth & Income
   Fund ............    0.800%     0.800%     0.800%     0.750%     0.750%     0.700%
West Coast Equity
  Fund .............    0.625%     0.625%     0.625%     0.625%     0.625%     0.625%
Mid Cap Stock
  Fund .............    0.750%     0.750%     0.750%     0.750%     0.750%     0.750%
Growth Fund ........    0.950%     0.875%     0.875%     0.875%     0.875%     0.875%
Small Cap Stock
  Fund .............    0.900%     0.850%     0.850%     0.850%     0.850%     0.850%
International
  Growth Fund ......    0.950%     0.950%     0.850%     0.850%     0.750%     0.750%
Short Term
  Income Fund ......    0.500%     0.500%     0.500%     0.500%     0.500%     0.450%
U.S. Government
  Securities Fund ..    0.500%     0.500%     0.500%     0.500%     0.500%     0.500%
Income Fund ........    0.500%     0.500%     0.500%     0.500%     0.500%     0.500%
Money Market
  Fund .............    0.450%     0.450%     0.450%     0.450%     0.450%     0.450%

                        FROM $250  FROM $400  FROM $500    FROM $2
                         TO $400    TO $500   MILLION TO    TO $3      OVER
    NAME OF FUND         MILLION    MILLION   $2 BILLION   BILLION  $3 BILLION
------------------------------------------------------------------------------
REIT Fund ..........      0.800%     0.800%     0.750%     0.700%      0.650%
Equity Income
  Fund .............      0.625%     0.625%     0.500%     0.500%      0.500%
Growth & Income
   Fund ............      0.700%     0.650%     0.575%     0.575%      0.575%
West Coast Equity
  Fund .............      0.625%     0.625%     0.500%     0.500%      0.500%
Mid Cap Stock
  Fund .............      0.750%     0.750%     0.750%     0.750%      0.700%
Growth Fund ........      0.825%     0.825%     0.750%     0.700%      0.650%
Small Cap Stock
  Fund .............      0.850%     0.850%     0.750%     0.750%      0.750%
International
  Growth Fund ......      0.750%     0.750%     0.750%     0.750%      0.700%
Short Term
  Income Fund ......      0.450%     0.450%     0.400%     0.400%      0.400%
U.S. Government
  Securities Fund ..      0.500%     0.500%     0.500%     0.500%      0.450%
Income Fund ........      0.500%     0.500%     0.500%     0.500%      0.450%
Money Market
  Fund .............      0.450%     0.450%     0.450%     0.450%      0.450%

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2003 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not

WM VARIABLE TRUST

an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

5. DISTRIBUTION PLAN

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Funds (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor") may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2003, are as follows:

                         NAME OF FUND                                      PURCHASES          SALES
                         ------------                                      ---------          -----
REIT Fund..........................................................       $ 26,744,392     $    923,022
Equity Income Fund ................................................         14,300,769       14,098,779
Growth & Income Fund...............................................          6,189,821       35,740,846
West Coast Equity Fund ............................................          5,856,114        5,844,516
Mid Cap Stock Fund.................................................         10,800,457       12,333,123
Growth Fund........................................................         59,559,469       57,421,618
Small Cap Stock Fund...............................................         18,078,890       10,469,373
International Growth Fund..........................................          4,760,273        4,663,839
Short Term Income Fund.............................................          8,680,617        8,540,609
U.S. Government Securities Fund....................................          5,581,250           28,652
Income Fund........................................................         14,986,971        5,432,971

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2003, are as follows:

                         NAME OF FUND                                      PURCHASES          SALES
                         ------------                                      ---------          -----
Equity Income Fund.................................................       $         --     $  1,887,042
Short Term Income Fund.............................................          4,030,893        1,468,944
U.S. Government Securities Fund....................................         56,117,541       43,502,774
Income Fund........................................................         23,619,260       16,893,275

At June 30, 2003, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value are as follows:

                                                                           TAX BASIS        TAX BASIS
                                                                           UNREALIZED       UNREALIZED
                         NAME OF FUND                                     APPRECIATION     DEPRECIATION
                         ------------                                     ------------     ------------
REIT Fund..........................................................       $  1,793,865     $    134,315
Equity Income Fund.................................................         12,095,738       10,937,323
Growth & Income Fund...............................................         33,881,183       17,007,655
West Coast Equity Fund.............................................         16,872,235       14,967,227
Mid Cap Stock Fund.................................................         14,663,894        1,719,324
Growth Fund........................................................         11,864,882        7,215,486
Small Cap Stock Fund...............................................         10,729,372       22,334,214
International Growth Fund..........................................          4,971,358        7,595,871
Short Term Income Fund.............................................          2,709,013          315,064
U.S. Government Securities Fund....................................          6,957,067          146,880
Income Fund........................................................         19,092,618        2,250,006

WM VARIABLE TRUST

7. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2003, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

8. TRANSACTIONS WITH AFFILIATES

At June 30, 2003, the Variable Trust Portfolios hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding in each of the Underlying Funds owned by the Portfolios:

                                                                     PORTFOLIOS
                                        --------------------------------------------------------------------
                                        FLEXIBLE      CONSERVATIVE                 CONSERVATIVE    STRATEGIC
                                         INCOME         BALANCED      BALANCED        GROWTH        GROWTH
           NAME OF FUND                 PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------
REIT Fund.........................         5.8%           2.0%          43.4%          36.7%         12.1%
Equity Income Fund................         4.0%           1.3%          30.4%          24.5%          8.4%
Growth & Income Fund..............         6.3%           1.4%          29.1%          25.5%         10.5%
West Coast Equity Fund............         3.0%           1.2%          26.7%          23.6%         10.0%
Mid Cap Stock Fund................         5.9%           1.5%          33.6%          28.8%         14.6%
Growth Fund.......................         4.1%           1.3%          28.5%          24.7%          9.2%
Small Cap Stock Fund..............         5.7%           1.3%          31.3%          28.1%         11.9%
International Growth Fund.........          --            1.5%          37.9%          32.5%         13.8%
Short Term Income Fund............        43.0%           4.4%          12.1%            --            --
U.S. Government Securities Fund...        19.4%           2.9%          27.9%           7.5%           --
Income Fund.......................        22.8%           3.7%          33.7%          12.8%           --

9. INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The REIT Fund concentrates its investments in real estate investment trust ("REIT") securities. The REIT Fund could be adversely impacted by economic trends within the real estate industry.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

Certain Funds may invest a portion of their assets in foreign securities; developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

This Semi-Annual Report is published for the general information of the shareholders of the WM Variable Trust. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Share prices and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Shares of the WM Variable Trust are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, National Credit Union Association (NCUA), National Credit Union Share Insurance Fund (NCUSIF), or any other Federal government agency. The purchase of WM Variable Trust shares is not required for and is not a term of the provision of any banking service or activity. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

[WM VARIABLE TRUST LOGO]                                 PRSRT STD
WM Funds Distributor, Inc.                            U.S. Postage
12009 Foundation Place, Suite 350                             PAID
Gold River, CA 95670                               LOS ANGELES, CA
                                                     PERMIT #30835

[RECYCLE LOGO]
Printed on recycled paper
                                                  VTSAR (08/28/03)

[WM VARIABLE TRUST LOGO]


                             WM VARIABLE TRUST

                             - Strategic Asset Management Portfolios

                             Common sense. Uncommon solutions.

                             [1st Photo: Stream with tall brush along the sides and mountains in the distance.]

                             [2nd Photo: Photo of bridge over water.]

                             SEMI-ANNUAL REPORT
                             for the period ended
                             June 30, 2003

WM Strategic Asset Management Portfolios

Flexible Income Portfolio

Conservative Balanced Portfolio

Balanced Portfolio

Conservative Growth Portfolio

Strategic Growth Portfolio

Table of Contents

Message from the President ..................................    1

Statements of Assets and Liabilities ........................    2

Statements of Operations ....................................    3

Statements of Changes in Net Assets .........................    4

Statements of Changes in Net
Assets - Capital Stock Activity .............................    5

Financial Highlights ........................................    6

Portfolio of Investments ....................................   10

Notes to Financial Statements (unaudited) ...................   13

Not FDIC or NCUA/NCUSIF Insured
------------------------------------------------------
May Lose Value-Not a Deposit-No Bank or Credit Union
Guarantee-Not Insured by any federal government agency
------------------------------------------------------

Dear Investor,

During the first half of 2003, we experienced a set of decisive geopolitical events, as well as equity market gains.(1) The military conflict in Iraq commenced in March and concluded relatively quickly, brevity that we hope will inspire a tempering of global tensions. We also saw some encouraging signs of improvement in economic and market conditions, as well as the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003. Equity markets rallied to conclude the six-month period ended June 30, 2003 as the Standard & Poor's 500 Index gained 11.77%.(2) Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat more difficult for many firms to garner. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Short-term interest rates continued their slide to 45-year lows, while Treasury yields dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. Although stocks generated strong gains in the second quarter of 2003, bonds outperformed stocks in each of the past three years, averaging more than 10% per year for the three years ended June 30, 2003. Conversely, stocks declined by an average of more than 11% per year over the same time period.(3)

As a result of positive bond market performance, bond fund investments were significantly more popular than equity funds in the first quarter, as measured by cash inflows. With the rebound in equity markets in the second quarter, stock fund asset flows gained momentum, reversing the prior trend.(4) These swings lead us to caution investors to be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations.

To provide additional opportunities for diversification, we introduced the WM VT REIT Fund as an underlying investment within the WM VT Strategic Asset Management (SAM) Portfolios in May. The Fund invests primarily in real estate investment trust (REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM VT REIT Fund adds depth and breadth to the overall Fund family and that it has the capability of enhancing risk management opportunities available through the SAM Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Variable Trust Funds.

Sincerely,


/s/ William G. Papesh
----------------------
William G. Papesh
President

(1)   As measured by the Standard & Poor's 500 Index.

(2) Source: Ibbotson Associates. Index performance information represents total return from January 1, 2003 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(3) Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from June 30, 2000 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(4)   Source: AMG Data Services, Wall Street Journal, July 7, 2003. Note:
      Indices are unmanaged, and an investment cannot be made directly in an index.

STATEMENTS of ASSETS and LIABILITIES

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

JUNE 30, 2003 (UNAUDITED)

                                               FLEXIBLE         CONSERVATIVE                    CONSERVATIVE        STRATEGIC
                                                INCOME            BALANCED        BALANCED         GROWTH            GROWTH
                                               PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                               ---------         ---------        ---------       ---------         ---------
ASSETS:

Investments, at value (a) ................   $ 155,171,285    $  28,980,304    $ 413,962,470    $ 266,352,009    $  89,337,977
Receivable for Portfolio shares sold .....         510,003          112,259          793,711          640,941          618,135
Prepaid expenses and other assets ........           1,579            1,110            4,135            2,749            1,280
                                             -------------    -------------    -------------    -------------    -------------
 Total Assets ............................     155,682,867       29,093,673      414,760,316      266,995,699       89,957,392
                                             -------------    -------------    -------------    -------------    -------------
LIABILITIES:

Payable for Portfolio shares redeemed ....          22,067           13,902          129,249          474,265          112,551
Investment advisory fee payable ..........          12,784              439           33,971           22,029            7,395
Administration fee payable ...............          19,176            3,529           50,957           33,043           11,093
Distribution fees payable ................           3,627              902            9,740            4,537              972
Accrued legal and audit fees .............          12,753           12,212           13,846           13,256           12,466
Accrued printing and postage expenses ....          15,983            3,016           42,070           31,699           13,607
Accrued expenses and other payables ......             739              584            1,980            3,563            1,590
                                             -------------    -------------    -------------    -------------    -------------
 Total Liabilities .......................          87,129           34,584          281,813          582,392          159,674
                                             -------------    -------------    -------------    -------------    -------------

NET ASSETS ...............................   $ 155,595,738    $  29,059,089    $ 414,478,503    $ 266,413,307    $  89,797,718
                                             =============    =============    =============    =============    =============
(a) Investments, at cost .................   $ 148,046,178    $  28,046,889    $ 423,866,062    $ 312,480,604    $ 109,057,099
                                             =============    =============    =============    =============    =============
NET ASSETS CONSIST OF:

Undistributed net investment income ......   $   6,312,659    $     969,620    $   9,667,190    $   4,339,467    $     790,444

Accumulated net realized loss on
 investment transactions .................      (1,336,188)        (809,572)     (22,847,689)     (21,187,966)      (8,996,352)
Net unrealized appreciation/(depreciation)
 of investments ..........................       7,125,107          933,415       (9,903,592)     (46,128,595)     (19,719,122)
Paid-in capital ..........................     143,494,160       27,965,626      437,562,594      329,390,401      117,722,748
                                               -----------       ----------      -----------      -----------      -----------

 Total Net Assets ........................   $ 155,595,738    $  29,059,089    $ 414,478,503    $ 266,413,307    $  89,797,718
                                             =============    =============    =============    =============    =============
NET ASSETS:

Class 1 Shares ...........................   $ 137,563,393    $  24,191,747    $ 362,441,547    $ 243,405,816    $  84,539,364
                                             =============    =============    =============    =============    =============
Class 2 Shares ...........................   $  18,032,345    $   4,867,342    $  52,036,956    $  23,007,491    $   5,258,354
                                             =============    =============    =============    =============    =============
SHARES OUTSTANDING:

Class 1 Shares ...........................      10,565,245        2,336,248       27,153,313       18,273,240        6,051,343
                                             =============    =============    =============    =============    =============
Class 2 Shares ...........................       1,389,087          471,383        3,909,465        1,732,332          376,770
                                             =============    =============    =============    =============    =============
CLASS 1 SHARES:

Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding .............................   $       13.02    $       10.35    $       13.35    $       13.32    $       13.97
                                             =============    =============    =============    =============    =============

CLASS 2 SHARES:

Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding .............................   $       12.98    $       10.33    $       13.31    $       13.28    $       13.96
                                             =============    =============    =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                        FLEXIBLE     CONSERVATIVE                   CONSERVATIVE     STRATEGIC
                                                         INCOME        BALANCED       BALANCED         GROWTH         GROWTH
                                                        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                        ---------     ---------       ---------      ---------       ---------
INVESTMENT INCOME:
Dividends from investment company securities .......   $ 6,543,507    $1,011,052     $10,187,011    $ 4,720,594    $   917,616
Interest ...........................................         3,676         1,650          64,924          2,598          3,113
                                                       -----------    ----------     -----------    -----------    -----------
Total investment income ............................     6,547,183     1,012,702      10,251,935      4,723,192        920,729
                                                       -----------    ----------     -----------    -----------    -----------
EXPENSES:
Investment advisory fee ............................        71,180        12,579         187,319        122,216         39,513
Administration fee .................................       106,770        18,868         280,979        183,323         59,269
Custodian fees .....................................         1,312         1,223           1,539          1,210          1,274
Legal and audit fees ...............................        14,469        11,666          19,859         16,748         12,895
Printing and postage expenses ......................        10,809         1,818          28,681         22,502          7,145
Other ..............................................         6,220         1,252          14,310          6,835          2,722
Class 2 Shares distribution fees ...................        16,826         4,090          49,006         22,616          4,466
                                                       -----------    ----------     -----------    -----------    -----------
 Total expenses ....................................       227,586        51,496         581,693        375,450        127,284

Fees waived by the investment advisor ..............            --        (9,698)             --             --             --

Fees reduced by custodian credits ..................           (36)          (43)           (260)           (57)           (28)
                                                       -----------    ----------     -----------    -----------    -----------
 Net expenses ......................................       227,550        41,755         581,433        375,393        127,256
                                                       -----------    ----------     -----------    -----------    -----------
NET INVESTMENT INCOME ..............................     6,319,633       970,947       9,670,502      4,347,799        793,473
                                                       -----------    ----------     -----------    -----------    -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:

Net realized loss on investment transactions .......      (626,438)     (303,591)     (7,040,889)    (7,668,255)    (2,853,673)
Capital gain distributions received ................        23,893         7,619         178,222        144,433         49,204

Net change in unrealized appreciation/(depreciation)
 of investments ....................................     5,016,100     1,474,797      34,399,401     31,144,373     12,058,347
                                                       -----------    ----------     -----------    -----------    -----------
Net realized and unrealized gain on
 investments .......................................     4,413,555     1,178,825      27,536,734     23,620,551      9,253,878
                                                       -----------    ----------     -----------    -----------    -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .........................   $10,733,188    $2,149,772     $37,207,236    $27,968,350    $10,047,351
                                                       ===========    ==========     ===========    ===========    ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                        FLEXIBLE        CONSERVATIVE                    CONSERVATIVE     STRATEGIC
                                                         INCOME           BALANCED       BALANCED         GROWTH          GROWTH
                                                        PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        ---------        ---------      ---------        ---------       ---------
Net investment income ..............................   $  6,319,633    $    970,947    $  9,670,502    $  4,347,799    $    793,473
Net realized loss on investment transactions .......       (626,438)       (303,591)     (7,040,889)     (7,668,255)     (2,853,673)
Capital gain distributions received ................         23,893           7,619         178,222         144,433          49,204
Net change in unrealized appreciation/(depreciation)
 of investments ....................................      5,016,100       1,474,797      34,399,401      31,144,373      12,058,347
                                                       ------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations     10,733,188       2,149,772      37,207,236      27,968,350      10,047,351
Distributions to shareholders from:
 Net investment income:
  Class 1 Shares ...................................     (3,460,159)       (518,485)     (8,744,950)     (5,269,929)     (1,232,972)
  Class 2 Shares ...................................       (438,028)        (91,829)     (1,166,801)       (480,104)        (69,502)
Net increase/(decrease) in net assets from
 Portfolio share transactions:

  Class 1 Shares ...................................      5,360,897       2,092,821       3,550,303      (6,603,804)      2,306,762
  Class 2 Shares ...................................      7,991,668       2,424,287      17,692,404       6,624,978       2,134,036
                                                       ------------    ------------    ------------    ------------    ------------
Net increase in net assets .........................     20,187,566       6,056,566      48,538,192      22,239,491      13,185,675
NET ASSETS:

Beginning of period ................................    135,408,172      23,002,523     365,940,311     244,173,816      76,612,043

End of period ......................................   $155,595,738    $ 29,059,089    $414,478,503    $266,413,307    $ 89,797,718
                                                       ============    ============    ============    ============    ============

Undistributed net investment income at end of period   $  6,312,659    $    969,620    $  9,667,190    $  4,339,467    $    790,444
                                                       ============    ============    ============    ============    ============

FOR THE YEAR ENDED DECEMBER 31, 2002

Net investment income ..............................   $  3,805,331    $    590,811    $  9,130,316    $  4,870,951    $    912,394
Net realized loss on investment transactions .......       (741,052)       (451,761)    (11,940,686)    (11,856,130)     (5,626,057)
Capital gain distributions received ................        172,069          44,955       1,732,750       1,991,426         855,980
Net change in unrealized depreciation
 of investments ....................................       (140,557)       (512,304)    (33,727,705)    (45,520,460)    (17,546,627)
                                                       ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from
 operations ........................................      3,095,791        (328,299)    (34,805,325)    (50,514,213)    (21,404,310)
Distributions to shareholders from:
 Net investment income:
  Class 1 Shares ...................................       (656,784)       (124,559)     (7,468,015)     (8,654,688)     (3,357,202)
  Class 2 Shares ...................................        (20,517)         (8,500)       (365,608)       (266,944)        (49,923)
Net realized gains on investments:

  Class 1 Shares ...................................             --         (23,662)             --        (432,049)       (256,745)
  Class 2 Shares ...................................             --          (1,637)             --         (13,328)         (3,819)
Net increase/(decrease) in net assets from
 Portfolio share transactions:
  Class 1 Shares ...................................     32,909,851       7,002,340      21,599,458     (21,656,792)      1,274,805
  Class 2 Shares ...................................      9,038,551       2,060,871      31,445,476      14,977,022       2,689,617
                                                       ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..............     44,366,892       8,576,554      10,405,986     (66,560,992)    (21,107,577)
NET ASSETS:

Beginning of year ..................................     91,041,280      14,425,969     355,534,325     310,734,808      97,719,620
                                                       ------------    ------------    ------------    ------------    ------------
End of year ........................................   $135,408,172    $ 23,002,523    $365,940,311    $244,173,816    $ 76,612,043
                                                       ============    ============    ============    ============    ============
Undistributed net investment income at end of year .   $  3,891,213    $    608,987    $  9,908,439    $  5,741,701    $  1,299,445
                                                       ============    ============    ============    ============    ============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                FLEXIBLE INCOME PORTFOLIO      CONSERVATIVE BALANCED PORTFOLIO      BALANCED PORTFOLIO
                                -------------------------      -------------------------------      ------------------
                               SIX MONTHS                      SIX MONTHS                       SIX MONTHS
                                 ENDED                           ENDED                            ENDED
                                06/30/03       YEAR ENDED       06/30/03       YEAR ENDED        06/30/03       YEAR ENDED
                               (UNAUDITED)      12/31/02       (UNAUDITED)      12/31/02        (UNAUDITED)      12/31/02
                               -----------      --------       -----------      --------        -----------      --------
AMOUNT
CLASS 1:
 Sold ......................   $ 16,223,552    $ 51,872,915    $  4,807,256    $ 10,841,387     $ 30,065,364    $ 86,014,194
 Issued as reinvestment of
    dividends ................    3,460,159         656,784         518,485         148,221        8,744,950       7,468,015
  Redeemed .................    (14,322,814)    (19,619,848)     (3,232,920)     (3,987,268)     (35,260,011)    (71,882,751)
                               ------------    ------------    ------------    ------------     ------------    ------------
 Net increase ..............   $  5,360,897    $ 32,909,851    $  2,092,821    $  7,002,340     $  3,550,303    $ 21,599,458
                               ============    ============    ============    ============     ============    ============
CLASS 2:
 Sold ......................   $  7,853,475    $  9,245,821    $  2,385,497    $  2,574,231     $ 17,665,565    $ 32,720,894
 Issued as reinvestment of
    dividends ................      438,028          20,517          91,829          10,137        1,166,801         365,608
  Redeemed .................       (299,835)       (227,787)        (53,039)       (523,497)      (1,139,962)     (1,641,026)
                               ------------    ------------    ------------    ------------     ------------    ------------
 Net increase ..............   $  7,991,668    $  9,038,551    $  2,424,287    $  2,060,871     $ 17,692,404    $ 31,445,476
                               ============    ============    ============    ============     ============    ============

SHARES
CLASS 1:
 Sold ......................      1,275,346       4,286,637         479,693       1,117,129        2,360,655       6,659,042
 Issued as reinvestment of
    dividends ................      263,933          54,012          49,663          15,186          647,774         580,717
  Redeemed .................     (1,127,959)     (1,616,512)       (325,655)       (415,646)      (2,804,677)     (5,752,794)
                               ------------    ------------    ------------    ------------     ------------    ------------
 Net increase ..............        411,320       2,724,137         203,701         716,669          203,752       1,486,965
                               ============    ============    ============    ============     ============    ============
CLASS 2:
 Sold ......................        618,445         762,913         236,910         266,035        1,383,193       2,527,168
 Issued as reinvestment of
    dividends ................       33,514           1,689           8,821           1,040           86,687          28,452
  Redeemed .................        (23,445)        (18,887)         (5,362)        (56,501)         (90,154)       (130,316)
                               ------------    ------------    ------------    ------------     ------------    ------------
 Net increase ..............        628,514         745,715         240,369         210,574        1,379,726       2,425,304
                               ============    ============    ============    ============     ============    ============


                                               CONSERVATIVE
                                              GROWTH PORTFOLIO             STRATEGIC GROWTH PORTFOLIO
                                              ----------------             --------------------------

                                          SIX MONTHS                      SIX MONTHS
                                            ENDED                            ENDED
                                           06/30/03       YEAR ENDED       06/30/03        YEAR ENDED
                                          (UNAUDITED)      12/31/02       (UNAUDITED)       12/31/02
                                          -----------      --------       -----------       --------
AMOUNT
CLASS 1:
 Sold .................................   $ 18,700,717    $ 39,872,387    $ 10,705,426    $ 19,153,211
 Issued as reinvestment of
  dividends ...........................      5,269,929       9,086,737       1,232,972       3,613,947
 Redeemed .............................    (30,574,450)    (70,615,916)     (9,631,636)    (21,492,353)
                                          ------------    ------------    ------------    ------------
 Net increase/(decrease) ..............   $ (6,603,804)   $(21,656,792)   $  2,306,762    $  1,274,805
                                          ============    ============    ============    ============

CLASS 2:
 Sold .................................   $  7,819,444    $ 15,345,219    $  2,163,079    $  3,164,200
 Issued as reinvestment of
  dividends ...........................        480,104         280,272          69,502          53,742
 Redeemed .............................     (1,674,570)       (648,469)        (98,545)       (528,325)
                                          ------------    ------------    ------------    ------------
 Net increase .........................   $  6,624,978    $ 14,977,022    $  2,134,036    $  2,689,617
                                          ============    ============    ============    ============
SHARES
CLASS 1:
 Sold .................................      1,493,837       3,019,159         835,867       1,358,720
 Issued as reinvestment of
  dividends ...........................        390,365         694,705          86,890         259,064
 Redeemed .............................     (2,485,622)     (5,662,333)       (763,671)     (1,646,443)
                                          ------------    ------------    ------------    ------------
 Net increase/(decrease)  .............       (601,420)     (1,948,469)        159,086         (28,659)
                                          ============    ============    ============    ============
CLASS 2:
 Sold .................................        623,257       1,162,455         166,123         232,142
 Issued as reinvestment of
  dividends ...........................         35,669          21,443           4,901           3,858
 Redeemed .............................       (130,810)        (55,466)         (7,645)        (42,000)
                                          ------------    ------------    ------------    ------------
 Net increase .........................        528,116       1,128,432         163,379         194,000
                                          ============    ============    ============    ============


                       See Notes to Financial Statements.

FINANCIAL highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                     ---------------------------------------  -------------------------------------------
                            NET
                           ASSET                  NET REALIZED                            DISTRIBUTIONS
                           VALUE,                AND UNREALIZED               DIVIDENDS       FROM                       NET ASSET
                          BEGINNING     NET        GAIN/(LOSS)    TOTAL FROM   FROM NET    NET REALIZED                   VALUE,
                             OF      INVESTMENT        ON         INVESTMENT  INVESTMENT     CAPITAL         TOTAL        END OF
                           PERIOD      INCOME      INVESTMENTS    OPERATIONS   INCOME(1)      GAINS       DISTRIBUTIONS   PERIOD
                           ------      ------      -----------    ----------   ---------      -----       -------------   ------
FLEXIBLE INCOME
PORTFOLIO

CLASS 1
06/30/03 (unaudited)       $12.41      $ 0.56(7)      $ 0.39        $ 0.95       $(0.34)      $   --          $(0.34)      $13.02
12/31/02                    12.23        0.41(7)       (0.15)         0.26        (0.08)          --           (0.08)       12.41
12/31/01                    11.90        0.17(7)        0.40          0.57        (0.15)       (0.09)          (0.24)       12.23
12/31/00                    11.86        0.58(7)        0.10          0.68        (0.58)       (0.06)          (0.64)       11.90
12/31/99                    11.38        0.58(7)        0.41          0.99        (0.50)       (0.01)          (0.51)       11.86
12/31/98                    10.23        0.48(7)        0.69          1.17        (0.02)          --           (0.02)       11.38

CLASS 2
06/30/03 (unaudited)        12.38        0.54(7)        0.39          0.93        (0.33)          --           (0.33)       12.98
12/31/02                    12.23        0.38(7)       (0.15)         0.23        (0.08)          --           (0.08)       12.38
12/31/01(5)                 12.18        0.02(7)        0.03          0.05           --           --              --        12.23

CONSERVATIVE BALANCED
PORTFOLIO

CLASS 1
06/30/03 (unaudited)       $ 9.73      $ 0.38(7)      $ 0.47        $ 0.85       $(0.23)      $   --          $(0.23)      $10.35
12/31/02                    10.04        0.31(7)       (0.54)        (0.23)       (0.07)       (0.01)          (0.08)        9.73
12/31/01                     9.90        0.13           0.10          0.23        (0.09)          --           (0.09)       10.04
12/31/00                     9.90        0.49(7)       (0.00)(8)      0.49        (0.49)       (0.00)(8)       (0.49)        9.90
12/31/99                    10.42        0.71(7)       (0.52)         0.19        (0.70)       (0.01)          (0.71)        9.90
12/31/98(6)                 10.00        0.56(7)       (0.14)         0.42           --           --              --        10.42
12/31/97(6)                 10.00          --             --            --           --           --              --        10.00

CLASS 2
06/30/03 (unaudited)         9.71        0.37(7)        0.47          0.84        (0.22)          --           (0.22)       10.33
12/31/02                    10.04        0.29(7)       (0.54)        (0.25)       (0.07)       (0.01)          (0.08)        9.71
12/31/01(5)                  9.92        0.01           0.11          0.12           --           --              --        10.04

BALANCED PORTFOLIO

CLASS 1
06/30/03 (unaudited)       $12.42      $ 0.33(7)      $ 0.93        $ 1.26       $(0.33)      $   --          $(0.33)      $13.35
12/31/02                    13.91        0.32(7)       (1.53)        (1.21)       (0.28)          --           (0.28)       12.42
12/31/01                    14.50        0.17(7)       (0.15)         0.02        (0.25)       (0.36)          (0.61)       13.91
12/31/00                    14.92        0.41(7)       (0.32)         0.09        (0.43)       (0.08)          (0.51)       14.50
12/31/99                    12.20        0.34(7)        2.95          3.29        (0.48)       (0.09)          (0.57)       14.92
12/31/98                    10.47        0.31(7)        1.49          1.80        (0.07)          --           (0.07)       12.20

CLASS 2
06/30/03 (unaudited)        12.39        0.31(7)        0.93          1.24        (0.32)          --           (0.32)       13.31
12/31/02                    13.91        0.29(7)       (1.53)        (1.24)       (0.28)          --           (0.28)       12.39
12/31/01(5)                 13.52        0.02(7)        0.37(9)       0.39           --           --              --        13.91

                       See Notes to Financial Statements.

                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                        -------------------------------------------------------------------------------------------

                                                                                                               RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                RATIO                        NET ASSETS WITHOUT FEE
                                                            RATIO OF            OF NET                         WAIVERS, EXPENSES
                                                            OPERATING          INVESTMENT                    REIMBURSED AND/OR FEES
                                          NET ASSETS,       EXPENSES           INCOME TO         PORTFOLIO     REDUCED BY CREDITS
                              TOTAL     END OF PERIOD      TO AVERAGE           AVERAGE          TURNOVER       ALLOWED BY THE
                             RETURN(2)    (IN 000'S)       NET ASSETS(3)       NET ASSETS          RATE         CUSTODIAN(3)(4)
                             ---------    ----------       -------------       ----------          ----         ---------------




                               7.60%       $137,563          0.30%(10)          8.90%(10)             4%          0.30%(10)
                               2.14%        125,992          0.30%              3.37%                 9%          0.30%
                               4.84%         90,860          0.33%              1.43%                 1%          0.33%
                               5.79%         40,049          0.31%              4.84%                14%          0.31%
                               8.58%         25,846          0.35%              5.09%                 4%          0.41%
                              11.75%          1,107          0.35%              4.90%                78%          1.51%


                               7.47%         18,032          0.55%(10)          8.65%(10)             4%          0.55%(10)
                               1.89%          9,416          0.55%              3.12%                 9%          0.55%
                               0.41%            182          0.58%(10)          1.18%(10)             1%          0.58%(10)





                               8.69%       $ 24,192          0.30%(10)          7.75%(10)             7%          0.38%(10)
                              (2.26)%        20,759          0.30%              3.20%                 9%          0.41%
                               2.40%         14,221          0.41%              1.36%                 2%          0.53%
                               5.03%          8,736          0.37%              4.99%                67%          0.44%
                               1.88%          7,206          0.35%              7.07%                17%          0.59%
                               4.23%            829          0.35%(10)          7.39%(10)            61%          5.37%(10)
                               0.00%              0          0.35%(10)          0.00%(10)            99%      7,567.04%(10)


                               8.62%          4,867          0.55%(10)          7.50%(10)             7%          0.63%(10)
                              (2.47)%         2,244          0.55%              2.95%                 9%          0.66%
                               1.21%            205          0.66%(10)          1.11%(10)             2%          0.78%(10)



                              10.12%       $362,442          0.28%(10)          5.19%(10)             7%          0.28%(10)
                              (8.78)%       334,605          0.29%              2.52%                22%          0.29%
                               0.13%        354,082          0.28%              1.22%                 8%          0.28%
                               0.49%        305,399          0.29%              2.76%                15%          0.29%
                              27.71%        170,527          0.35%              2.70%                13%          0.35%
                              17.18%         11,161          0.35%              2.79%                33%          0.54%



                               9.98%         52,037          0.53%(10)          4.94%(10)             7%          0.53%(10)
                              (9.00)%        31,335          0.54%              2.27%                22%          0.54%
                               2.88%          1,452          0.53%(10)          0.97%(10)             8%          0.53%(10)


                       See Notes to Financial Statements.

FINANCIAL highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                        INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                     ---------------------------------------   ------------------------------------------
                            NET
                           ASSET                  NET REALIZED                             DISTRIBUTIONS
                           VALUE,                AND UNREALIZED                DIVIDENDS       FROM                        NET ASSET
                          BEGINNING     NET        GAIN/(LOSS)    TOTAL FROM    FROM NET    NET REALIZED                     VALUE,
                             OF      INVESTMENT        ON         INVESTMENT   INVESTMENT    CAPITAL          TOTAL          END OF
                           PERIOD      INCOME      INVESTMENTS    OPERATIONS    INCOME(1)     GAINS        DISTRIBUTIONS     PERIOD
                           ------      ------      -----------    ----------    ---------      -----       -------------     ------
CONSERVATIVE GROWTH
PORTFOLIO

CLASS 1

06/30/03 (unaudited)      $12.16      $ 0.22(7)      $ 1.23          $ 1.45       $(0.29)      $   --       $(0.29)         $13.32
12/31/02                   14.87        0.23(7)       (2.51)          (2.28)       (0.41)       (0.02)       (0.43)          12.16
12/31/01                   16.46        0.17(7)       (0.72)          (0.55)       (0.61)       (0.43)       (1.04)          14.87
12/31/00                   17.10        0.27(7)       (0.69)          (0.42)       (0.07)       (0.15)       (0.22)          16.46
12/31/99                   12.54        0.12(7)        4.76            4.88        (0.16)       (0.16)       (0.32)          17.10
12/31/98                   10.49        0.20(7)        1.89            2.09        (0.03)       (0.01)       (0.04)          12.54

CLASS 2

06/30/03 (unaudited)       12.13        0.20(7)        1.23            1.43        (0.28)          --        (0.28)          13.28
12/31/02                   14.87        0.19(7)       (2.50)          (2.31)       (0.41)       (0.02)       (0.43)          12.13
12/31/01(5)                14.24        0.01(7)        0.62(9)         0.63           --           --           --           14.87
STRATEGIC GROWTH
PORTFOLIO

CLASS 1

06/30/03 (unaudited)      $12.55      $ 0.13(7)      $ 1.50          $ 1.63       $(0.21)      $   --       $(0.21)         $13.97
12/31/02                   16.45        0.15(7)       (3.47)          (3.32)       (0.54)       (0.04)       (0.58)          12.55
12/31/01                   18.61        0.16(7)       (1.27)          (1.11)       (0.57)       (0.48)       (1.05)          16.45
12/31/00                   19.59        0.13(7)       (0.84)          (0.71)       (0.11)       (0.16)       (0.27)          18.61
12/31/99                   13.46        0.05(7)        6.35            6.40        (0.16)       (0.11)       (0.27)          19.59
12/31/98                   10.70        0.17(7)        2.63            2.80        (0.03)       (0.01)       (0.04)          13.46

CLASS 2

06/30/03 (unaudited)       12.54        0.12(7)        1.50            1.62        (0.20)          --        (0.20)          13.96
12/31/02                   16.45        0.11(7)       (3.44)          (3.33)       (0.54)       (0.04)       (0.58)          12.54
12/31/01(5)                15.54        0.01(7)        0.90(9)         0.91           --           --           --           16.45

--------------------

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio will indirectly bear its pro rata share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   All Portfolios commenced selling Class 2 shares on November 6, 2001.

(6) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.

(7)   Per share numbers have been calculated using the average shares method.

(8)   Amount represents less than $0.01 per share.

(9) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(10)  Annualized.



                       See Notes to Financial Statements.

                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                        --------------------------------------------------------------------------------------

                                                                                                          RATIO OF OPERATING
                                                                                                          EXPENSES TO AVERAGE
                                                                              RATIO                     NET ASSETS WITHOUT FEE
                                                            RATIO OF          OF NET                      WAIVERS, EXPENSES
                                                            OPERATING       INVESTMENT                  REIMBURSED AND/OR FEES
                                          NET ASSETS,       EXPENSES        INCOME TO      PORTFOLIO      REDUCED BY CREDITS
                              TOTAL     END OF PERIOD      TO AVERAGE        AVERAGE       TURNOVER         ALLOWED BY THE
                             RETURN(2)    (IN 000'S)       NET ASSETS(3)    NET ASSETS       RATE           CUSTODIAN(3)(4)
                             ---------    ----------       -------------    ----------       ----           ---------------







                             11.93%       $243,406          0.29%(10)        3.58%(10)         10%           0.29%(10)
                            (15.52)%       229,564          0.29%            1.77%             19%           0.29%
                             (3.56)%       309,608          0.28%            1.11%              7%           0.28%
                             (2.49)%       293,442          0.28%            1.59%             13%           0.28%
                             39.36%        155,790          0.35%            0.85%             12%           0.36%
                             19.91%         10,072          0.35%            1.79%             35%           0.57%



                             11.78%         23,007          0.54%(10)        3.33%(10)         10%           0.54%(10)
                            (15.72)%        14,610          0.54%            1.52%             19%           0.54%
                              4.42%          1,127          0.53%(10)        0.86%(10)          7%           0.53%(10)





                             12.94%       $ 84,539          0.31%(10)        2.02%(10)          9%           0.31%(10)
                            (20.53)%        73,936          0.32%            1.06%             16%           0.32%
                             (6.25)%        97,401          0.31%            0.95%              5%           0.31%
                             (3.73)%        98,431          0.30%            0.67%             12%           0.30%
                             47.95%         35,500          0.35%            0.35%              7%           0.43%
                             26.19%          4,949          0.35%            1.42%             39%           0.80%



                             12.87%          5,258          0.56%(10)        1.77%(10)          9%           0.56%(10)
                            (20.59)%         2,676          0.57%            0.81%             16%           0.57%
                              5.86%            319          0.56%(10)        0.70%(10)          5%           0.56%(10)

                       See Notes to Financial Statements.

PORTFOLIOS of INVESTMENTS

FLEXIBLE INCOME PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

 SHARES                                                            VALUE
 ------                                                            -----
INVESTMENT COMPANY SECURITIES -- 99.6%

  431,951          WM VT Equity Income Fund .................  $  5,179,090
  867,284          WM VT Growth & Income Fund ...............    12,939,874
  628,359          WM VT Growth Fund ........................     6,572,630
1,541,480          WM High Yield Fund .......................    11,977,297
4,301,847          WM VT Income Fund ........................    47,363,340
  321,556          WM VT Mid Cap Stock Fund .................     4,019,451
  155,102          WM VT REIT Fund ..........................     1,664,240
7,629,059          WM VT Short Term Income Fund .............    19,835,553
  502,413          WM VT Small Cap Stock Fund ...............     3,486,747
3,684,510          WM VT U.S. Government Securities Fund ....    39,424,255
  168,601          WM VT West Coast Equity Fund .............     2,481,808
                                                               ------------
                   Total Investment Company Securities
                    (Cost $147,819,178) .....................   154,944,285
                                                               ------------


 PRINCIPAL
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 0.1%
  (Cost $227,000)

$ 227,000     Agreement with Goldman Sachs Group,
               Inc., 0.800% dated 06/30/2003, to be
               repurchased at $227,005 on 07/01/2003,
               collateralized by $225,070 U.S.
               Treasury Notes, having various
               interest rates and maturities
               (Market Value $231,589) ......................      227,000
                                                                 ---------


TOTAL INVESTMENTS
      (Cost $148,046,178*) ..........................   99.7%    155,171,285
OTHER ASSETS AND LIABILITIES (NET) .................     0.3         424,453
                                                       -----    ------------
NET ASSETS ..........................................  100.0%   $155,595,738
                                                       =====    ============

--------------
* Aggregate cost for federal tax purposes.

CONSERVATIVE BALANCED PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

SHARES                                                            VALUE
------                                                            -----
INVESTMENT COMPANY SECURITIES -- 98.8%

139,646            WM VT Equity Income Fund ................... $  1,674,361
191,399            WM VT Growth & Income Fund .................    2,855,672
196,412            WM VT Growth Fund ..........................    2,054,470
289,653            WM High Yield Fund .........................    2,250,607
705,317            WM VT Income Fund ..........................    7,765,537
 88,769            WM VT International Growth Fund ............      803,358
 82,674            WM VT Mid Cap Stock Fund ...................    1,033,426
 54,681            WM VT REIT Fund ............................      586,732
781,670            WM VT Short Term Income Fund ...............    2,032,342
113,307            WM VT Small Cap Stock Fund .................      786,349
553,206            WM VT U.S. Government Securities Fund ......    5,919,308
 64,548            WM VT West Coast Equity Fund ...............      950,142
                                                                  ----------
                   Total Investment Company Securities
                       (Cost $27,778,889) .....................   28,712,304
                                                                  ----------











 PRINCIPAL
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 0.9%
  (Cost $268,000)

$ 268,000     Agreement with Goldman Sachs Group,
               Inc., 0.800% dated 06/30/2003, to be
               repurchased at $268,006 on 07/01/2003,
               collateralized by $265,721 U.S.
               Treasury Notes, having various
               interest rates and maturities
               (Market Value $273,418) ......................        268,000
                                                                   ---------

TOTAL INVESTMENTS
       (Cost $28,046,889*) ..........................   99.7%     28,980,304
OTHER ASSETS AND LIABILITIES (NET) ..................    0.3          78,785
                                                       -----   -------------
NET ASSETS ..........................................  100.0%  $  29,059,089
                                                       =====   =============

---------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIOS of INVESTMENTS

BALANCED PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

 SHARES                                                           VALUE
 ------                                                           -----
INVESTMENT COMPANY SECURITIES -- 96.9%

3,245,789          WM VT Equity Income Fund .................  $ 38,917,016
4,035,087          WM VT Growth & Income Fund ...............    60,203,497
4,329,634          WM VT Growth Fund ........................    45,287,976
3,540,084          WM High Yield Fund .......................    27,506,456
6,344,240          WM VT Income Fund ........................    69,850,078
2,312,114          WM VT International Growth Fund ..........    20,924,630
1,840,370          WM VT Mid Cap Stock Fund .................    23,004,629
1,166,784          WM VT REIT Fund ..........................    12,519,593
2,153,576          WM VT Short Term Income Fund .............     5,599,299
2,743,153          WM VT Small Cap Stock Fund ...............    19,037,480
5,295,446          WM VT U.S. Government Securities Fund ....    56,661,269
1,488,624          WM VT West Coast Equity Fund .............    21,912,547
                                                                -----------
                   Total Investment Company Securities
                    (Cost $411,328,062) .....................   401,424,470
                                                                -----------


 PRINCIPAL
  AMOUNT
  ------
REPURCHASE AGREEMENT--3.0%
  (Cost $12,538,000)

$ 12,538,000  Agreement with Goldman Sachs Group,
               Inc., 0.800% dated 06/30/2003 to be
               repurchased at $12,538,279 on 07/01/2003,
               collateralized by $12,431,384 U.S.
               Treasury Notes, having various
               interest rates and maturities
               (Market Value $12,791,462) ...................    12,538,000
                                                                 ----------



TOTAL INVESTMENTS
 (Cost $423,866,062*) ..............................   99.9%    413,962,470
                                                      -----    ------------
OTHER ASSETS AND LIABILITIES (NET) .................    0.1         516,033
NET ASSETS .........................................  100.0%   $414,478,503
                                                      =====    ============

--------------
* Aggregate cost for federal tax purposes.



CONSERVATIVE GROWTH PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

 SHARES                                                           VALUE
 ------                                                           -----
INVESTMENT COMPANY SECURITIES -- 99.8%

2,612,602          WM VT Equity Income Fund .................  $ 31,325,097
3,536,348          WM VT Growth & Income Fund ...............    52,762,309
3,753,545          WM VT Growth Fund ........................    39,262,085
2,089,686          WM High Yield Fund .......................    16,236,860
2,408,152          WM VT Income Fund ........................    26,513,752
1,983,427          WM VT International Growth Fund ..........    17,950,011
1,575,802          WM VT Mid Cap Stock Fund .................    19,697,525
  987,084          WM VT REIT Fund ..........................    10,591,407
2,465,528          WM VT Small Cap Stock Fund ...............    17,110,763
1,412,476          WM VT U.S. Government Securities Fund ....    15,113,491
1,311,869          WM VT West Coast Equity Fund .............    19,310,709
                                                                -----------
                   Total Investment Company Securities
                    (Cost $312,002,604) .....................   265,874,009
                                                                -----------










 PRINCIPAL
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 0.2%
  (Cost $478,000)

$ 478,000     Agreement with Goldman Sachs Group,
               Inc., 0.800% dated 06/30/2003, to be
               repurchased at $478,011 on 07/01/2003,
               collateralized by $473,935 U.S.
               Treasury Notes, having various
               interest rates and maturities
               (Market Value $487,663) ......................       478,000
                                                                    -------

TOTAL INVESTMENTS
      (Cost $312,480,604*) ..........................  100.0%   266,352,009
OTHER ASSETS AND LIABILITIES (NET) ..................    0.0         61,298
                                                       -----   ------------
NET ASSETS ..........................................  100.0%  $266,413,307
                                                       =====   ============

--------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

STRATEGIC GROWTH PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

 SHARES                                                             VALUE
 ------                                                             -----
INVESTMENT COMPANY SECURITIES -- 99.1%

  891,571         WM VT Equity Income Fund ..................   $ 10,689,939
1,458,695         WM VT Growth & Income Fund ................     21,763,732
1,400,528         WM VT Growth Fund .........................     14,649,523
  678,888         WM High Yield Fund ........................      5,274,961
  842,770         WM VT International Growth Fund ...........      7,627,071
  800,289         WM VT Mid Cap Stock Fund ..................     10,003,607
  326,716         WM VT REIT Fund ...........................      3,505,668
1,042,215         WM VT Small Cap Stock Fund ................      7,232,975
  558,458         WM VT West Coast Equity Fund ..............      8,220,501
                                                                  ----------
                  Total Investment Company Securities
                    (Cost $108,687,099) .....................     88,967,977
                                                                  ----------


 PRINCIPAL
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 0.4%
  (Cost $370,000)

$ 370,000     Agreement with Goldman Sachs Group,
               Inc., 0.800% dated 06/30/2003, to be
               repurchased at $370,008 on 07/01/2003,
               collateralized by $366,854 U.S.
               Treasury Notes, having various
               interest rates and maturities
               (Market Value $377,480) ......................        370,000
                                                                     -------

TOTAL INVESTMENTS
      (Cost $109,057,099*) ..........................   99.5%     89,337,977
OTHER ASSETS AND LIABILITIES (NET) .................     0.5         459,741
                                                       -----    ------------
NET ASSETS ..........................................  100.0%   $ 89,797,718
                                                       =====    ============

--------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 12 funds and 5 portfolios. The following Portfolios are included in this report: Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth (each a "Portfolio" and collectively, the "Portfolios").

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans including affiliated plans of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company. At June 30, 2003, "The Washington Mutual Retirement Savings and Investment Plan" held approximately 36%, 18%, 6%, 5% and 19% of the outstanding shares in the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios, respectively.

Each of the Portfolios invests, within certain percentage ranges, in Class 1 shares of various funds in the Trust and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. serves as investment advisor to the Portfolios. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class 1 share or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains of the Portfolios are declared and paid annually. Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required. It is each Portfolio's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Portfolios and Funds of the Trust based upon the relative average net assets of each Portfolio and Fund. In addition, the Portfolios will indirectly bear their pro rata share of the expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.10% of each Portfolio's average daily net assets. The Advisor has voluntarily waived $9,698 of its advisory fees for the Conservative Balanced Portfolio for the six months ended June 30, 2003.

WM Shareholder Services, Inc. (the "Administrator"), a wholly-owned subsidiary of Washington Mutual, serves as administrator to each of the Portfolios. For its administrative services to the Portfolios, the Administrator is entitled to a monthly fee at an annual rate of 0.15% of each Portfolio's average daily net assets.

Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2003 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

5. DISTRIBUTION PLAN

Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to the Class 2 shares of the Portfolios (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor") may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

6. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of shares of the Underlying Funds for the six months ended June 30, 2003, are as follows:

NAME OF PORTFOLIO                     PURCHASES           SALES
-----------------                     ---------           -----
Flexible Income Portfolio .......... $20,602,600      $ 5,226,000
Conservative Balanced Portfolio.....   6,601,671        1,734,000
Balanced Portfolio .................  44,533,233       24,257,300
Conservative Growth Portfolio ......  25,041,827       25,854,900
Strategic Growth Portfolio .........  10,649,219        6,739,000


At June 30, 2003, aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value are as follows:

                                      TAX BASIS         TAX BASIS
                                      UNREALIZED        UNREALIZED
NAME OF PORTFOLIO                    APPRECIATION      DEPRECIATION
-----------------                    ------------      ------------
Flexible Income Portfolio ..........  $ 7,727,935      $   602,828
Conservative Balanced Portfolio.....  1,181,271          247,856
Balanced Portfolio .................   19,026,596       28,930,188
Conservative Growth Portfolio ......   10,561,553       56,690,148
Strategic Growth Portfolio .........    2,863,785       22,582,907


7. RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices each with inherent risks. The REIT Fund could be adversely impacted by economic trends within the real estate industry. The West Coast Equity Fund could be adversely impacted by economic trends within the West Coast region.

The officers and Trustees, Advisor, Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

This Semi-Annual Report is published for the general information of the shareholders of the WM Variable Trust. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Share prices and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Shares of the WM Variable Trust are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, National Credit Union Association (NCUA), National Credit Union Share Insurance Fund (NCUSIF), or any other federal government agency. The purchase of WM Variable Trust shares is not required for and is not a term of the provision of any banking service or activity. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

[WM VARIABLE TRUST LOGO]                                               PRSRT STD
WM Funds Distributor, Inc.                                          U.S. Postage
12009 Foundation Place, Suite 350                                           PAID
Gold River, CA 95670                                             LOS ANGELES, CA
                                                                   PERMIT #30835




[RECYCLE LOGO]
Printed on recycled paper

                                                              VTSAMSAR (8/28/03)

[WM VARIABLE TRUST LOGO]

                              WM VARIABLE TRUST

                              - Equity Funds

                              Common sense. Uncommon solutions.

                              [1st Photo: Valley with trees in the early morning fog.]

                              [2nd Photo: Bridge leading into a forest of tall trees - body of water in the background.]

                              SEMI-ANNUAL REPORT
                              for the period ended
                              June 30, 2003

DEAR INVESTOR,

During the first half of 2003, we experienced a set of decisive geopolitical events, as well as equity market gains.(1) The military conflict in Iraq commenced in March and concluded relatively quickly, brevity that we hope will inspire a tempering of global tensions. We also saw some encouraging signs of improvement in economic and market conditions, as well as the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003. Equity markets rallied to conclude the six-month period ended June 30, 2003 as the Standard & Poor's 500 Index gained 11.77%.(2) Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat more difficult for many firms to garner. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Short-term interest rates continued their slide to 45-year lows, while Treasury yields dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. Although stocks generated strong gains in the second quarter of 2003, bonds outperformed stocks in each of the past three years, averaging more than 10% per year for the three years ended June 30, 2003. Conversely, stocks declined by an average of more than 11% per year over the same time period.(3)

As a result of positive bond market performance, bond fund investments were significantly more popular than equity funds in the first quarter, as measured by cash inflows. With the rebound in equity markets in the second quarter, stock fund asset flows gained momentum, reversing the prior trend.(4) These swings lead us to caution investors to be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations. To provide additional opportunities for diversification, we introduced the WM VT REIT Fund as an underlying investment within the WM VT Strategic Asset Management (SAM) Portfolios in May. The Fund invests primarily in real estate investment trust (REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM VT REIT Fund adds depth and breadth to the overall Fund family and that it has the capability of enhancing risk management opportunities available through the SAM Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Variable Trust Funds.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

(1)  As measured by the Standard & Poor's 500 Index.

(2) Source: Ibbotson Associates. Index performance information represents total return from January 1, 2003 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(3) Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from June 30, 2000 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(4)  Source: AMG Data Services, Wall Street Journal, July 7, 2003.

Note: Indices are unmanaged, and an investment cannot be made directly in an index.

STATEMENTS of ASSETS and LIABILITIES

WM VARIABLE TRUST

JUNE 30, 2003 (UNAUDITED)

                                                                    EQUITY           MID CAP          SMALL CAP
                                                                    INCOME            STOCK             STOCK
                                                                     FUND              FUND              FUND
                                                                --------------    --------------    --------------
ASSETS:
Investments, at value (a) ..................................    $  128,306,983    $   68,178,592    $   61,049,602
Cash .......................................................               579               986               655
Cash held as collateral for securities loaned ..............        10,213,960         4,026,000         8,441,088
Dividends and/or interest receivable .......................           336,702            45,028            19,145
Receivable for Fund shares sold ............................            54,044            13,244            38,582
Receivable for investment securities sold ..................                --           520,483           793,672
Prepaid expenses ...........................................             1,781               974               649
                                                                --------------    --------------    --------------
    Total Assets ...........................................       138,914,049        72,785,307        70,343,393
                                                                --------------    --------------    --------------
LIABILITIES:
Payable upon return of securities loaned ...................        10,213,960         4,026,000         8,441,088
Payable for Fund shares redeemed ...........................                --            31,355            12,295
Payable for investment securities purchased ................           649,091           289,483           945,564
Investment advisory fee payable ............................            65,858            42,315            44,740
Distribution fees payable ..................................             1,606               489               301
Accrued legal and audit fees ...............................            17,589            14,331            17,228
Accrued expenses and other payables ........................            20,216            11,245             6,081
                                                                --------------    --------------    --------------
    Total Liabilities ......................................        10,968,320         4,415,218         9,467,297
                                                                --------------    --------------    --------------
NET ASSETS .................................................    $  127,945,729    $   68,370,089    $   60,876,096
                                                                ==============    ==============    ==============
(a) Investments, at cost ...................................    $  127,148,568    $   55,234,022    $   72,654,444
                                                                ==============    ==============    ==============

                       See Notes to Financial Statements.

WM VARIABLE TRUST

JUNE 30, 2003 (UNAUDITED)

                                                                    EQUITY           MID CAP          SMALL CAP
                                                                    INCOME            STOCK             STOCK
                                                                     FUND              FUND              FUND
                                                                --------------    --------------    --------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
    (accumulated net investment loss) ......................    $    1,671,763    $      138,545    $      (29,278)
Accumulated net realized loss
    on investment transactions .............................        (1,503,204)       (2,085,652)      (29,946,958)
Net unrealized appreciation/(depreciation)
    of investments .........................................         1,158,415        12,944,570       (11,604,842)
Paid-in capital ............................................       126,618,755        57,372,626       102,457,174
                                                                --------------    --------------    --------------
    Total Net Assets .......................................    $  127,945,729    $   68,370,089    $   60,876,096
                                                                ==============    ==============    ==============
NET ASSETS:
Class 1 Shares .............................................    $  119,795,951    $   65,860,237    $   59,418,122
                                                                ==============    ==============    ==============
Class 2 Shares .............................................    $    8,149,778    $    2,509,852    $    1,457,974
                                                                ==============    ==============    ==============
SHARES OUTSTANDING:
Class 1 Shares .............................................         9,992,779         5,268,251         8,564,853
                                                                ==============    ==============    ==============
Class 2 Shares .............................................           681,595           201,260           211,265
                                                                ==============    ==============    ==============
CLASS 1 SHARES:
Net asset value, offering and redemption
    price per share of beneficial interest
    outstanding ............................................    $        11.99    $        12.50    $         6.94
                                                                ==============    ==============    ==============
CLASS 2 SHARES:
Net asset value, offering and redemption
    price per share of beneficial interest
    outstanding ............................................    $        11.96    $        12.47    $         6.90
                                                                ==============    ==============    ==============

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                    EQUITY           MID CAP          SMALL CAP
                                                                    INCOME            STOCK             STOCK
                                                                     FUND              FUND              FUND
                                                                --------------    --------------    --------------
INVESTMENT INCOME:
Dividends ..................................................    $    1,564,061    $      380,669    $      124,129
Interest ...................................................           535,378            26,338             4,421
Foreign withholding taxes ..................................           (10,578)               --              (783)
Securities lending income ..................................             9,072             4,748            81,713
                                                                --------------    --------------    --------------
       Total investment income .............................         2,097,933           411,755           209,480
                                                                --------------    --------------    --------------
EXPENSES:
Investment advisory fee ....................................           371,312           239,835           209,672
Custodian fees .............................................             4,579             3,828             7,634
Legal and audit fees .......................................            18,933            14,598            17,123
Other ......................................................            18,720             9,234             2,957
Class 2 Shares distribution fees ...........................             8,623             2,649             1,473
                                                                --------------    --------------    --------------
       Total expenses ......................................           422,167           270,144           238,859
Fees reduced by custodian credits ..........................              (105)             (117)             (101)
                                                                --------------    --------------    --------------
       Net expenses ........................................           422,062           270,027           238,758
                                                                --------------    --------------    --------------
NET INVESTMENT INCOME/(LOSS)                                         1,675,871           141,728           (29,278)
                                                                --------------    --------------    --------------
NET REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS:
Net realized loss on
    investment transactions ................................        (1,238,967)         (641,636)      (14,242,358)
Net change in unrealized appreciation/
    (depreciation) of investments ..........................        13,462,580         6,157,371        27,137,728
                                                                --------------    --------------    --------------
Net realized and unrealized gain
    on investments .........................................        12,223,613         5,515,735        12,895,370
                                                                --------------    --------------    --------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..............................    $   13,899,484    $    5,657,463    $   12,866,092
                                                                ==============    ==============    ==============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                    EQUITY           MID CAP          SMALL CAP
                                                                    INCOME            STOCK             STOCK
                                                                     FUND              FUND              FUND
                                                                --------------    --------------    --------------
Net investment income/(loss) ...............................    $    1,675,871    $      141,728    $      (29,278)
Net realized loss on investment
    transactions ...........................................        (1,238,967)         (641,636)      (14,242,358)
Net change in unrealized appreciation/
    (depreciation) of investments ..........................        13,462,580         6,157,371        27,137,728
                                                                --------------    --------------    --------------
Net increase in net assets
    resulting from operations ..............................        13,899,484         5,657,463        12,866,092
Distributions to shareholders from:
    Net investment income:
        Class 1 Shares .....................................        (3,032,178)         (209,369)               --
        Class 2 Shares .....................................          (196,711)           (4,334)               --
    Net realized gains on investments:
        Class 1 Shares .....................................          (550,427)               --                --
        Class 2 Shares .....................................           (37,375)               --                --
Net increase/(decrease) in net assets from
    Fund share transactions:
        Class 1 Shares .....................................        (1,987,250)       (2,502,354)        7,375,832
        Class 2 Shares .....................................         1,086,224           347,173            89,916
                                                                --------------    --------------    --------------
Net increase in net assets .................................         9,181,767         3,288,579        20,331,840
NET ASSETS:
Beginning of period ........................................       118,763,962        65,081,510        40,544,256
                                                                --------------    --------------    --------------
End of period ..............................................    $  127,945,729    $   68,370,089    $   60,876,096
                                                                ==============    ==============    ==============
Undistributed net investment income/
    (accumulated net investment loss)
    at end of period .......................................    $    1,671,763    $      138,545    $      (29,278)
                                                                ==============    ==============    ==============

                       See Notes to Financial Statements.

WM VARIABLE TRUST

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                    EQUITY           MID CAP          SMALL CAP
                                                                    INCOME            STOCK             STOCK
                                                                     FUND              FUND              FUND
                                                                --------------    --------------    --------------
Net investment income/(loss) ...............................    $    3,426,660    $      220,738    $     (156,963)
Net realized gain/(loss) on investment transactions ........           129,512          (939,495)      (13,535,362)
Net change in unrealized appreciation/(depreciation)
    of investments .........................................       (20,096,387)       (6,934,878)      (20,656,458)
                                                                --------------    --------------    --------------
Net decrease in net assets
    resulting from operations ..............................       (16,540,215)       (7,653,635)      (34,348,783)
Distributions to shareholders from:
    Net investment income:
        Class 1 Shares .....................................        (2,386,136)         (142,737)               --
        Class 2 Shares .....................................           (79,496)           (2,510)               --
    Net realized gains on investments:
        Class 1 Shares .....................................          (228,156)       (1,640,257)       (3,782,168)
        Class 2 Shares .....................................            (7,632)          (34,173)          (74,473)
Net increase in net assets from
    Fund share transactions:
        Class 1 Shares .....................................        32,939,549           415,163         3,781,632
        Class 2 Shares .....................................         6,425,466         1,483,526         1,161,205
                                                                --------------    --------------    --------------
Net increase/(decrease) in net assets ......................        20,123,380        (7,574,623)      (33,262,587)
NET ASSETS:
Beginning of year ..........................................        98,640,582        72,656,133        73,806,843
                                                                --------------    --------------    --------------
End of year ................................................    $  118,763,962    $   65,081,510    $   40,544,256
                                                                ==============    ==============    ==============
Undistributed net investment income at end of year .........    $    3,224,781    $      210,520    $           --
                                                                ==============    ==============    ==============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY

WM VARIABLE TRUST

                                              EQUITY INCOME FUND             MID CAP STOCK FUND            SMALL CAP STOCK FUND
                                         ----------------------------    ---------------------------    ---------------------------
                                          SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                            ENDED                           ENDED                           ENDED
                                           06/30/03       YEAR ENDED       06/30/03      YEAR ENDED        06/30/03     YEAR ENDED
                                          (UNAUDITED)      12/31/02       (UNAUDITED)     12/31/02       (UNAUDITED)     12/31/02
                                         ------------    ------------    ------------   ------------    ------------   ------------
AMOUNT
 CLASS 1
  Sold ................................  $  7,110,328    $ 39,712,894    $  3,142,021   $  8,084,591    $  9,899,971   $  7,657,820
  Issued as reinvestment of dividends..     3,582,605       2,614,292         209,369      1,782,994              --      3,782,168
  Redeemed.............................   (12,680,183)     (9,387,637)     (5,853,744)    (9,452,422)     (2,524,139)    (7,658,356)
                                         ------------    ------------    ------------   ------------    ------------   ------------
  Net increase/(decrease)..............  $ (1,987,250)   $ 32,939,549    $ (2,502,354)  $    415,163    $  7,375,832   $  3,781,632
                                         ============    ============    ============   ============    ============   ============

 CLASS 2
  Sold ................................  $  1,195,683    $  6,869,265    $    433,652   $  1,621,992    $    164,410   $  1,203,215
  Issued as reinvestment of dividends..       234,086          87,128           4,334         36,683              --         74,473
  Redeemed ............................      (343,545)       (530,927)        (90,813)      (175,149)        (74,494)      (116,483)
                                         ------------    ------------    ------------   ------------    ------------   ------------
  Net increase ........................  $  1,086,224    $  6,425,466    $    347,173   $  1,483,526    $     89,916   $  1,161,205
                                         ============    ============    ============   ============    ============   ============

SHARES
 CLASS 1
  Sold ................................       634,067       3,208,368         270,840        685,991       1,821,797      1,253,887
  Issued as reinvestment of dividends..       294,622         215,879          16,564        139,405              --        602,256
  Redeemed ............................    (1,132,928)       (841,306)       (514,356)      (809,887)       (445,083)    (1,120,035)
                                         ------------    ------------    ------------   ------------    ------------   ------------
  Net increase/(decrease) .............      (204,239)      2,582,941        (226,952)        15,509       1,376,714        736,108
                                         ============    ============    ============   ============    ============   ============

 CLASS 2
  Sold ................................       106,012         576,668          37,456        132,529          28,132        162,957
  Issued as reinvestment of dividends..        19,298           7,201             344          2,873              --         11,918
  Redeemed ............................       (31,300)        (47,432)         (7,813)       (15,020)        (12,108)       (18,308)
                                         ------------    ------------    ------------   ------------    ------------   ------------
  Net increase ........................        94,010         536,437          29,987        120,382          16,024        156,567
                                         ============    ============    ============   ============    ============   ============

                      See Notes to Financial Statements.

FINANCIAL Highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                             INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                                       --------------------------------------------   ----------------------------------------------
                                                          NET REALIZED                                 DISTRIBUTIONS
                      NET ASSET VALUE,                   AND UNREALIZED  TOTAL FROM   DIVIDENDS FROM       FROM
                        BEGINNING OF   NET INVESTMENT    GAIN/(LOSS) ON  INVESTMENT   NET INVESTMENT   NET REALIZED       TOTAL
                          PERIOD       INCOME/(LOSS)      INVESTMENTS    OPERATIONS       INCOME       CAPITAL GAINS   DISTRIBUTIONS
                      ---------------- --------------    --------------- ----------   --------------   -------------   -------------
EQUITY INCOME FUND

CLASS 1
06/30/03 (unaudited)     $   11.01       $  0.16 (6)       $   1.19      $   1.35        $  (0.31)       $  (0.06)     $  (0.37)
12/31/02                     12.87          0.36 (6)          (1.95)        (1.59)          (0.25)          (0.02)        (0.27)
12/31/01                     12.11          0.42 (6)           0.54          0.96           (0.12)          (0.08)        (0.20)
12/31/00                     10.50          0.36 (6)           1.42          1.78           (0.17)             --         (0.17)
12/31/99                     10.27          0.33 (6)          (0.07) (8)     0.26           (0.03)             --         (0.03)
12/31/98(3)                  10.00          0.16 (6)           0.14          0.30           (0.03)             --         (0.03)

CLASS 2
06/30/03 (unaudited)         10.99          0.15 (6)           1.18          1.33           (0.30)          (0.06)        (0.36)
12/31/02                     12.87          0.32 (6)          (1.93)        (1.61)          (0.25)          (0.02)        (0.27)
12/31/01(4)                  12.64          0.22 (6)           0.21          0.43           (0.12)          (0.08)        (0.20)

MID CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)     $   11.49       $  0.03 (6)       $   1.02      $   1.05        $  (0.04)       $     --      $  (0.04)
12/31/02                     13.14          0.04 (6)          (1.36)        (1.32)          (0.03)          (0.30)        (0.33)
12/31/01                     11.74          0.03 (6)           1.38          1.41           (0.01)             --         (0.01)
12/31/00(5)                  10.00          0.01 (6)           1.73          1.74              --              --            --

CLASS 2
06/30/03 (unaudited)         11.46          0.01 (6)           1.02          1.03           (0.02)             --         (0.02)
12/31/02                     13.13          0.01 (6)          (1.36)        (1.35)          (0.02)          (0.30)        (0.32)
12/31/01(4)                  12.35         (0.00)(6)(7)        0.79          0.79           (0.01)             --         (0.01)

SMALL CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)     $    5.49       $ (0.00)(7)       $   1.45      $   1.45        $     --        $     --      $     --
12/31/02                     11.37         (0.02)(6)          (5.27)        (5.29)             --           (0.59)        (0.59)
12/31/01                     16.03         (0.06)(6)          (1.69)        (1.75)             --           (2.91)        (2.91)
12/31/00                     19.13         (0.10)             (1.65)        (1.75)             --           (1.35)        (1.35)
12/31/99                     14.59         (0.10)(6)           8.07          7.97              --           (3.43)        (3.43)
12/31/98                     15.63         (0.07)              1.21          1.14              --           (2.18)        (2.18)

CLASS 2
06/30/03 (unaudited)          5.47         (0.01)              1.44          1.43              --              --            --
12/31/02                     11.36         (0.03)(6)          (5.27)        (5.30)             --           (0.59)        (0.59)
12/31/01(4)                  14.41         (0.05)(6)          (0.09)        (0.14)             --           (2.91)        (2.91)

                      NET ASSET VALUE,
                       END OF PERIOD
                      ----------------
EQUITY INCOME FUND

CLASS 1
06/30/03 (unaudited)    $   11.99
12/31/02                    11.01
12/31/01                    12.87
12/31/00                    12.11
12/31/99                    10.50
12/31/98(3)                 10.27

CLASS 2
06/30/03 (unaudited)        11.96
12/31/02                    10.99
12/31/01(4)                 12.87

MID CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)    $   12.50
12/31/02                    11.49
12/31/01                    13.14
12/31/00(5)                 11.74

CLASS 2
06/30/03 (unaudited)        12.47
12/31/02                    11.46
12/31/01(4)                 13.13

SMALL CAP STOCK FUND

CLASS 1
06/30/03 (unaudited)    $    6.94
12/31/02                     5.49
12/31/01                    11.37
12/31/00                    16.03
12/31/99                    19.13
12/31/98                    14.59

CLASS 2
06/30/03 (unaudited)         6.90
12/31/02                     5.47
12/31/01(4)                 11.36

                       See Notes to Financial Statements.

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                    -------------------------------------------------------------------------------------------------------------
                                                                                                             RATIO OF OPERATING
                                                                                                            EXPENSES TO AVERAGE
                                                                                                             NET ASSETS WITHOUT
                                                                                                            FEE WAIVERS, EXPENSES
                                                                                                           REIMBURSED AND/OR FEES
                     NET ASSETS,          RATIO OF                RATIO OF NET                               REDUCED BY CREDITS
                    END OF PERIOD    OPERATING EXPENSES    INVESTMENT INCOME/(LOSS) TO      PORTFOLIO          ALLOWED BY THE
TOTAL RETURN(1)      (IN 000'S)     TO AVERAGE NET ASSETS     AVERAGE NET ASSETS          TURNOVER RATE         CUSTODIAN(2)
----------------    -------------   ---------------------  ---------------------------    -------------    ----------------------
     12.22%           $119,796            0.70%(9)                    2.92%(9)                 13%                0.70%(9)
    (12.51)%           112,304            0.70%                       3.04%                    16%                0.70%
      7.92%             97,982            0.70%                       3.29%                    15%                0.70%
     17.19%             46,744            0.98%                       3.31%                    40%                0.99%
      2.49%             11,797            1.17%                       3.22%                    25%                1.19%
      3.02%              2,586            1.50%(9)                    2.26%(9)                 28%                2.49%(9)

     12.03%              8,150            0.95%(9)                    2.67%(9)                 13%                0.95%(9)
    (12.67)%             6,460            0.95%                       2.79%                    16%                0.95%
      3.40%                658            0.94%(9)                    3.05%(9)                 15%                0.94%(9)

      9.13%           $ 65,860            0.84%(9)                    0.45%(9)                 18%                0.84%(9)
    (10.35)%            63,119            0.84%                       0.32%                    28%                0.84%
     11.99%             71,988            0.82%                       0.21%                    30%                0.82%
     17.40%             56,717            1.04%(9)                    0.14%(9)                 13%                1.04%(9)

      9.00%              2,510            1.09%(9)                    0.20%(9)                 18%                1.09%(9)
    (10.54)%             1,962            1.09%                       0.07%                    28%                1.09%
      6.38%                668            1.07%(9)                   (0.04)%(9)                30%                1.07%(9)

     26.41%           $ 59,418            0.99%(9)                   (0.12)%(9)                22%                0.99%(9)
    (47.15)%            39,476            1.00%                      (0.31)%                   29%                1.00%
    (12.73)%            73,367            0.95%                      (0.44)%                   46%                0.95%
    (10.58)%            82,288            1.11%                      (0.61)%                   49%                1.11%
     71.09%             53,616            1.19%                      (0.75)%                   52%                1.19%
      8.09%             44,380            1.19%                      (0.48)%                  108%                1.20%

     26.14%              1,458            1.24%(9)                   (0.37)%(9)                22%                1.24%(9)
    (47.28)%             1,068            1.25%                      (0.56)%                   29%                1.25%
     (3.00)%               440            1.20%(9)                   (0.69)%(9)                46%                1.20%(9)

                       See Notes to Financial Statements.

FINANCIAL Highlights

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Equity Income Fund commenced operations on April 28, 1998.

(4)  All Funds commenced selling Class 2 shares on May 1, 2001.

(5)  The Mid Cap Stock Fund commenced operations on May 1, 2000.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Amount represents less than $0.01 per share.

(8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(9)  Annualized.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

EQUITY INCOME FUND

JUNE 30, 2003 (UNAUDITED)

       SHARES                                                                        VALUE
       ------                                                                        -----
COMMON STOCKS - 79.1%

     CONSUMER DISCRETIONARY - 9.9%

       AUTOMOBILES & COMPONENTS - 2.6%

      25,200      General Motors Corporation .............................      $     907,200
      36,000      Magna International Inc., Class A ......................          2,421,720
                                                                                -------------
                                                                                    3,328,920
                                                                                -------------
       CONSUMER DURABLES & APPAREL - 2.5%

      35,000      D.R. Horton, Inc. ......................................            983,500
      45,500      Mattel, Inc. ...........................................            860,860
      26,000      Nike Inc., Class B** ...................................          1,390,740
                                                                                -------------
                                                                                    3,235,100
                                                                                -------------
       HOTELS, RESTAURANTS & LEISURE - 4.0%

      51,000      Carnival Corporation** .................................          1,658,010
      50,000      Mandalay Resort Group ..................................          1,592,500
      82,500      McDonald's Corporation .................................          1,819,950
                                                                                -------------
                                                                                    5,070,460
                                                                                -------------
       RETAILING - 0.8%

      43,500      May Department Stores Company** ........................            968,310
                                                                                -------------
                  Total Consumer Discretionary ...........................         12,602,790
                                                                                -------------
     CONSUMER STAPLES - 7.1%

       FOOD & STAPLES RETAILING - 3.4%

      82,000      Supervalu Inc. .........................................          1,748,240
      87,200      Wal-Mart de Mexico SA de CV,ADR ........................          2,583,300
                                                                                -------------
                                                                                    4,331,540
                                                                                -------------
       FOOD, BEVERAGE & TOBACCO - 3.0%

      35,000      Altria Group, Inc. .....................................          1,590,400
      41,500      ConAgra Foods, Inc. ....................................            979,400
      18,000      Hershey Foods Corporation ..............................          1,253,880
                                                                                -------------
                                                                                    3,823,680
                                                                                -------------
       HOUSEHOLD & PERSONAL PRODUCTS - 0.7%

      10,500      Procter & Gamble Company ...............................            936,390
                                                                                -------------
                  Total Consumer Staples .................................          9,091,610
                                                                                -------------
     ENERGY - 5.7%

      35,000      BP PLC, Sponsored ADR ..................................          1,470,700
      16,742      ChevronTexaco Corporation ..............................          1,208,772
      26,480      ConocoPhillips Company .................................          1,451,104
      27,100      Royal Dutch Petroleum Company (F) ......................          1,263,402
      21,500      Schlumberger Ltd. ......................................          1,022,755
      23,697      Valero Energy Corporation ..............................            860,912
                                                                                -------------
                  Total Energy ...........................................          7,277,645
                                                                                -------------
     FINANCIALS - 20.3%

       BANKS - 5.9%

      30,700      Bank of America Corporation ............................          2,426,221
      42,000      FleetBoston Financial Corporation ......................          1,247,820
      25,400      PNC Financial Services Group, Inc. .....................          1,239,774
      39,700      U.S. Bancorp ...........................................            972,650
      33,000      Wells Fargo & Company ..................................          1,663,200
                                                                                -------------
                                                                                    7,549,665
                                                                                -------------
       DIVERSIFIED FINANCIALS - 9.6%

      69,500      Citigroup Inc. .........................................          2,974,600
      37,000      Fannie Mae .............................................          2,495,280
      32,000      Franklin Resources, Inc. ...............................          1,250,240
      72,000      J.P. Morgan Chase & Company ............................          2,460,960
      39,500      Morgan Stanley Dean Witter & Company ...................          1,688,625
      37,600      T. Rowe Price Group, Inc. ..............................          1,419,400
                                                                                -------------
                                                                                   12,289,105
                                                                                -------------
       INSURANCE - 4.8%

      58,000      ACE Ltd. ...............................................          1,988,820
      36,000      AFLAC Inc. .............................................          1,107,000
      29,500      Allstate Corporation ...................................          1,051,675
      24,000      XL Capital Ltd., Class A ...............................          1,992,000
                                                                                -------------
                                                                                    6,139,495
                                                                                -------------
                  Total Financials .......................................         25,978,265
                                                                                -------------
     HEALTH CARE - 8.3%

       HEALTH CARE EQUIPMENT & SERVICES - 1.3%

      43,500      Becton, Dickinson & Company ............................          1,689,975
                                                                                -------------
       PHARMACEUTICALS & BIOTECHNOLOGY - 7.0%

      34,000      Abbott Laboratories ....................................          1,487,840
      65,000      Bristol-Myers Squibb Company ...........................          1,764,750
      20,000      Johnson & Johnson ......................................          1,034,000
      23,500      Merck & Company, Inc. ..................................          1,422,925
      64,000      Mylan Laboratories Inc. ................................          2,225,280
      51,200      Schering-Plough Corporation ............................            952,320
                                                                                -------------
                                                                                    8,887,115
                                                                                -------------
                  Total Health Care ......................................         10,577,090
                                                                                -------------
     INDUSTRIALS - 9.5%

       CAPITAL GOODS - 9.5%

      48,500      Boeing Company .........................................          1,664,520
      18,000      Emerson Electric Company ...............................            919,800
      28,800      General Dynamics Corporation ...........................          2,088,000
      69,000      General Electric Company ...............................          1,978,920
      43,000      Genuine Parts Company ..................................          1,376,430
      49,000      Honeywell International Inc. ...........................          1,315,650
     149,700      Tyco International Ltd.** ..............................          2,841,306
                                                                                -------------
                  Total Industrials ......................................         12,184,626
                                                                                -------------
     INFORMATION TECHNOLOGY - 7.2%

       COMMUNICATIONS EQUIPMENT - 0.9%

     124,000      Motorola, Inc. .........................................          1,169,320
                                                                                -------------

                      See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2003 (UNAUDITED)

       SHARES                                                                        VALUE
       ------                                                                        -----
COMMON STOCKS (CONTINUED)

     INFORMATION TECHNOLOGY (CONTINUED)

       COMPUTERS & PERIPHERALS - 2.0%

      55,300      Hewlett-Packard Company ................................      $   1,177,890
      16,000      International Business Machines Corporation ............          1,320,000
                                                                                -------------
                                                                                    2,497,890
                                                                                -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%

      72,000      Diebold, Inc. ..........................................          3,114,000
                                                                                -------------
       IT SERVICES - 0.7%

      44,500      Electronic Data Systems Corporation ....................            954,525
                                                                                -------------
       SOFTWARE - 1.2%

      67,000      Computer Associates International, Inc. ................          1,492,760
                                                                                -------------
                  Total Information Technology ...........................          9,228,495
                                                                                -------------
     MATERIALS - 1.9%

      29,200      Alcoa Inc. .............................................            744,600
      25,000      Dow Chemical Company ...................................            774,000
      11,700      E.I. Du Pont de Nemours & Company ......................            487,188
       9,500      PPG Industries, Inc. ...................................            482,030
                                                                                -------------
                  Total Materials ........................................          2,487,818
                                                                                -------------
     TELECOMMUNICATION SERVICES - 3.9%

      44,000      Alltel Corporation .....................................          2,121,680
       3,000      Metromedia Fiber Network, Inc., Class A+ ...............                 51
      36,800      SBC Communications Inc. ................................            940,240
      49,500      Verizon Communications Inc. ............................          1,952,775
                                                                                -------------
                  Total Telecommunication Services .......................          5,014,746
                                                                                -------------
     UTILITIES - 5.3%
      80,000      Duke Energy Corporation ................................          1,596,000
     102,000      El Paso Corporation ....................................            824,160
      30,000      FPL Group, Inc. ........................................          2,005,500
      36,500      Pinnacle West Capital Corporation ......................          1,366,925
      31,000      Southern Company .......................................            965,960
                                                                                -------------
                  Total Utilities ........................................          6,758,545
                                                                                -------------
                  Total Common Stocks
                    (Cost $102,354,146) ..................................        101,201,630
                                                                                -------------
REAL ESTATE INVESTMENT TRUSTS - 8.7%

      35,300      AMB Property Corporation ...............................            994,401
      16,400      Apartment Investment & Management Company, Class A .....            567,440
      12,900      Arden Realty, Inc. .....................................            334,755
       7,600      CarrAmerica Realty Corporation .........................            211,356
      18,500      Corporate Office Properties Trust ......................            313,205
       8,000      Developers Diversified Realty Corporation ..............            227,520
      12,200      Duke Realty Corporation ................................            336,110
      36,000      Equity Office Properties Trust .........................            972,360
      39,500      Equity Residential .....................................          1,025,025
      17,000      General Growth Properties, Inc. ........................          1,061,480
      20,100      Health Care Property Investors, Inc. ...................            851,235
      18,000      Hospitality Properties Trust ...........................            562,500
       6,500      Kimco Realty Corporation ...............................            246,350
      14,000      Macerich Company .......................................            491,820
      28,500      Plum Creek Timber Company, Inc. ........................            739,575
      15,200      ProLogis ...............................................            414,960
      22,800      Shurgard Storage Centers, Inc., Class A ................            754,224
      25,500      Simon Property Group, Inc. .............................            995,265
                                                                                -------------
                  Total Real Estate Investment Trusts
                    (Cost $9,838,423) ....................................         11,099,581
                                                                                -------------

     PRINCIPAL
      AMOUNT
      ------
     CONVERTIBLE SECURITIES - 5.1%

       CONVERTIBLE BONDS AND NOTES - 5.1%

$    600,000      Analog Devices, Inc.,Conv. Sub. Note,
                    4.750% due 10/01/2005** ..............................            613,500
     700,000      LSI Logic Corporation, Conv. Sub. Note,
                    4.000% due 02/15/2005** ..............................            693,000
   1,500,000      Omnicare, Inc., Conv. Sub. Deb.,
                    5.000% due 12/01/2007** ..............................          1,543,125
     850,000      RadiSys Corporation,Conv. Sub. Note,
                    5.500% due 08/15/2007 ................................            803,250
   1,750,000      TriQuint Semiconductor, Inc., Conv.
                    Sub. Note,
                    4.000% due 03/01/2007** ..............................          1,456,875
   1,500,000      Vitesse Semiconductor Corporation, Conv.
                    Sub. Deb.,
                    4.000% due 03/15/2005** ..............................          1,400,625
                                                                                -------------
                  Total Convertible Bonds and Notes
                    (Cost $5,889,055) ....................................          6,510,375
                                                                                -------------

     SHARES
     ------
     CONVERTIBLE PREFERRED STOCK - 0.0%***

       (Cost $57,500)
         230      Global Crossing Ltd., Conv. Pfd., (in arrears)
                    7.000% due 12/31/2049+ ...............................                  2
                                                                                -------------
                  Total Convertible Securities
                    (Cost $5,946,555) ....................................          6,510,377
                                                                                -------------

     PRINCIPAL
      AMOUNT
      ------
     FIXED INCOME SECURITIES - 3.1%

       CORPORATE BONDS AND NOTES - 2.9%

$    100,000      Aetna Inc., Company Guarantee,
                    7.125% due 08/15/2006 ................................            113,483
     500,000      Aetna Inc., Sr. Note,
                    7.875% due 03/01/2011 ................................            608,544
      45,000      Baxter International Inc., Note,
                    7.125% due 02/01/2007 ................................             51,765
     300,000      CBS Corporation, Sr. Note,
                    7.150% due 05/20/2005 ................................            329,463
   1,000,000      ERAC USA Finance Company, Note,
                    7.350% due 06/15/2008++ ..............................          1,171,526

                       See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2003 (UNAUDITED)

     PRINCIPAL
      AMOUNT                                                                         VALUE
      ------                                                                         -----
     FIXED INCOME SECURITIES (CONTINUED)

       CORPORATE BONDS AND NOTES (CONTINUED)

$    100,000      Raytheon Company, Sr. Note,
                    6.150% due 11/01/2008 ................................      $     113,203
   1,000,000      TELUS Corporation, Note,
                    8.000% due 06/01/2011 ................................          1,160,000
     100,000      Texas-New Mexico Power Company,
                    Sr. Note,
                    6.250% due 01/15/2009 ................................            101,241
                                                                                -------------
                  Total Corporate Bonds and Notes
                    (Cost $3,184,510) ....................................          3,649,225
                                                                                -------------
     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.2%

       FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.2%

     175,912      6.500% due 09/01/2030 ..................................            183,141
     101,766      7.000% due 09/01/2030 ..................................            106,745
                                                                                -------------
                  Total U.S. Government Agency
                    Mortgage-Backed Securities
                    (Cost $268,486) ......................................            289,886
                                                                                -------------
     COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0%***
       (Cost $36,445)
      36,209      Federal Home Loan Mortgage Corporation,
                    Series 1638, Class K,
                    6.500% due 03/15/2023 ................................             36,281
                                                                                -------------
                  Total Fixed Income Securities
                    (Cost $3,489,441) ....................................          3,975,392
                                                                                -------------

       SHARES
       ------
     WARRANTS - 0.0%***
      (Cost $3)
         250    V2 Music Holdings PLC,
                  Expires 05/07/2008+,++ ...............................                  3
                                                                              -------------

     PRINCIPAL
      AMOUNT
      ------
     REPURCHASE AGREEMENT - 4.3%
       (Cost $5,520,000)
$  5,520,000      Agreement with Goldman Sachs Group, Inc.,
                    0.800% dated 06/30/2003, to be repurchased
                    at $5,520,123 on 07/01/2003, collateralized
                    by $5,473,061 U.S. Treasury Notes, having
                    various interest rates and maturities
                    (Market Value $5,631,590) .............................     $   5,520,000
                                                                                -------------
TOTAL INVESTMENTS (Cost $127,148,568*) .........................     100.3%       128,306,983
OTHER ASSETS AND LIABILITIES (Net) .............................      (0.3)          (361,254)
                                                                     -----      -------------
NET ASSETS .....................................................     100.0%     $ 127,945,729
                                                                     =====      =============

--------------------

  *  Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $9,883,210, representing 7.7% of the total net assets of the Fund (Collateral Value $10,213,960).

***  Amount represents less than 0.1% of total net assets.

  +  Non-income producing security.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

    ADR -- American Depository Receipt
    (F) -- Foreign Shares

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

MID CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

       SHARES                                                                       VALUE
       ------                                                                       -----
COMMON STOCKS - 92.5%

     CONSUMER DISCRETIONARY - 16.3%

       AUTOMOBILES & COMPONENTS - 0.5%

       8,100      Superior Industries International, Inc. ................      $     337,770
                                                                                -------------
       CONSUMER DURABLES & APPAREL - 6.7%

      48,900      Jones Apparel Group, Inc.+ .............................          1,430,814
      79,800      Mattel, Inc. ...........................................          1,509,816
      30,200      Nike Inc., Class B** ...................................          1,615,398
                                                                                -------------
                                                                                    4,556,028
                                                                                -------------
       HOTELS, RESTAURANTS & LEISURE - 5.0%

      21,400      Mandalay Resort Group ..................................            681,590
      36,500      Papa John's International, Inc.+ .......................          1,023,825
      57,200      Yum! Brands, Inc.+ .....................................          1,690,832
                                                                                -------------
                                                                                    3,396,247
                                                                                -------------
       RETAILING - 4.1%

      37,800      J.C. Penney Company, Inc.
                    (Holding Company) ....................................            636,930
      16,900      Neiman Marcus Group Inc., Class A+ .....................            618,540
      48,200      Tiffany & Company ......................................          1,575,176
                                                                                -------------
                                                                                    2,830,646
                                                                                -------------
                  Total Consumer Discretionary ...........................         11,120,691
                                                                                -------------
     CONSUMER STAPLES - 6.2%

       FOOD, BEVERAGE & TOBACCO - 3.1%
      36,300      Dean Foods Company+ ....................................          1,143,450
      13,700      Hershey Foods Corporation ..............................            954,342
                                                                                -------------
                                                                                    2,097,792
                                                                                -------------
       HOUSEHOLD & PERSONAL PRODUCTS - 3.1%

      17,700      Avon Products, Inc. ....................................          1,100,940
      30,200      Estee Lauder Companies Inc., Class A ...................          1,012,606
                                                                                -------------
                                                                                    2,113,546
                                                                                -------------
                  Total Consumer Staples .................................          4,211,338
                                                                                -------------
     ENERGY - 7.4%

      43,600      Baker Hughes Inc. ......................................          1,463,652
      12,600      ConocoPhillips Company .................................            690,480
      28,999      Devon Energy Corporation ...............................          1,548,547
      17,100      Nabors Industries Ltd.+ ................................            676,305
      22,600      Unocal Corporation .....................................            648,394
                                                                                -------------
                  Total Energy ...........................................          5,027,378
                                                                                -------------
     FINANCIALS - 16.8%

       BANKS - 7.0%

      43,775      Charter One Financial, Inc. ............................          1,364,904
      37,800      GreenPoint Financial Corporation .......................          1,925,532
      37,800      TCF Financial Corporation ..............................          1,505,952
                                                                                -------------
                                                                                    4,796,388
                                                                                -------------
       DIVERSIFIED FINANCIALS - 6.5%

      39,800      A.G. Edwards, Inc. .....................................          1,361,160
      26,700      Ambac Financial Group, Inc. ............................          1,768,875
      19,100      Countrywide Financial Corporation ......................          1,328,787
                                                                                -------------
                                                                                    4,458,822
                                                                                -------------
       INSURANCE - 3.3%

      43,125      Fidelity National Financial, Inc. ......................          1,326,525
      34,800      PMI Group, Inc. ........................................            934,032
                                                                                -------------
                                                                                    2,260,557
                                                                                -------------
                  Total Financials .......................................         11,515,767
                                                                                -------------
     HEALTH CARE - 14.0%

       HEALTH CARE EQUIPMENT & SERVICES - 11.4%

      22,600      AmerisourceBergen Corporation** ........................          1,567,310
      80,500      Covance Inc.+ ..........................................          1,457,050
      20,100      Express Scripts, Inc., Class A+ ........................          1,373,232
      30,900      Guidant Corporation ....................................          1,371,651
      73,102      IMS Health Inc. ........................................          1,315,105
       8,100      WellPoint Health Networks, Inc.+ .......................            682,830
                                                                                -------------
                                                                                    7,767,178
                                                                                -------------
       PHARMACEUTICALS & BIOTECHNOLOGY - 2.6%

      51,650      Mylan Laboratories Inc. ................................          1,795,870
                                                                                -------------
                  Total Health Care ......................................          9,563,048
                                                                                -------------
     INDUSTRIALS - 8.8%

       CAPITAL GOODS - 6.4%

      56,500      Federal Signal Corporation .............................            992,705
      61,300      Lincoln Electric Holdings, Inc. ........................          1,251,133
      18,700      Lockheed Martin Corporation ............................            889,559
      28,900      Teleflex Inc. ..........................................          1,229,695
                                                                                -------------
                                                                                    4,363,092
                                                                                -------------
       COMMERCIAL SERVICES & SUPPLIES - 2.4%

      73,700      Republic Services, Inc.+ ...............................          1,670,779
                                                                                -------------
                  Total Industrials ......................................          6,033,871
                                                                                -------------
     INFORMATION TECHNOLOGY - 14.6%

       COMPUTERS & PERIPHERALS - 1.4%

      48,800      Electronics for Imaging, Inc.+ .........................            990,152
                                                                                -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%

      24,500      Arrow Electronics, Inc.+ ...............................            373,380
      21,300      Diebold, Inc. ..........................................            921,225
                                                                                -------------
                                                                                    1,294,605
                                                                                -------------
       IT SERVICES - 2.6%

     101,400      Acxiom Corporation+ ....................................          1,530,126
      17,700      Convergys Corporation+ .................................            283,200
                                                                                -------------
                                                                                    1,813,326
                                                                                -------------

                       See Notes to Financial Statements.

MID CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

    SHARES                                                                VALUE
    ------                                                                -----
COMMON STOCKS (CONTINUED)

     INFORMATION TECHNOLOGY (CONTINUED)

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
      66,250    Microchip Technology Inc. .........................    $ 1,631,738
                                                                       -----------
       SOFTWARE - 6.3%
      21,700    Adobe Systems Inc.** ..............................        695,919
      74,900    BMC Software Inc.+ ................................      1,223,117
      39,300    PeopleSoft Inc.+ ..................................        691,287
      27,100    Synopsys, Inc.+ ...................................      1,676,135
                                                                       -----------
                                                                         4,286,458
                                                                       -----------
                Total Information Technology ......................     10,016,279
                                                                       -----------
     MATERIALS - 1.9%
      25,100    Cabot Corporation .................................        720,370
      14,500    Valspar Corporation ...............................        612,190
                                                                       -----------
                Total Materials ...................................      1,332,560
                                                                       -----------
     TELECOMMUNICATION SERVICES - 0.7%
      19,500    United States Cellular Corporation+ ...............        496,275
                                                                       -----------
     UTILITIES - 5.8%
      22,400    FPL Group, Inc. ...................................      1,497,440
      49,800    NiSource  Inc. ....................................        946,200
      40,100    Pinnacle West Capital Corporation .................      1,501,745
                                                                       -----------
                Total Utilities ...................................      3,945,385
                                                                       -----------
                Total Common Stocks
                 (Cost $50,318,022) ...............................     63,262,592
                                                                       -----------

  PRINCIPAL
   AMOUNT
  ---------
  REPURCHASE AGREEMENT - 7.2%
    (Cost $4,916,000)
  $  4,916,000 Agreement with Goldman Sachs
                Group, Inc., 0.800% dated
                06/30/2003, to be repurchased at
                $4,916,109 on 07/01/2003,
                collateralized by $4,874,197 U.S.
                Treasury Notes, having various
                interest rates and maturities
                (Market Value $5,015,379) ..........................   $ 4,916,000
                                                                       -----------
TOTAL INVESTMENTS (Cost $55,234,022*) ......................   99.7%    68,178,592
OTHER ASSETS AND LIABILITIES (Net) .........................    0.3        191,497
                                                              -----    -----------
NET ASSETS .................................................  100.0%   $68,370,089
                                                              =====    ===========

----------------------

 * Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $3,878,627, representing 5.7% of the total net assets of the Fund (Collateral Value $4,026,000).

 + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

SMALL CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

    SHARES                                                                    VALUE
    ------                                                                    -----
COMMON STOCKS - 99.8%

     CONSUMER DISCRETIONARY - 17.5%

       CONSUMER DURABLES & APPAREL - 1.5%
         50,500         Cutter & Buck Inc.+ ............................    $  257,045
         41,300         Quiksilver, Inc.+ ..............................       681,037
                                                                            ----------
                                                                               938,082
                                                                            ----------
       HOTELS, RESTAURANTS & LEISURE - 4.1%
        173,100         Intrawest Corporation ..........................     2,281,458
         37,100         WestCoast Hospitality Corporation+ .............       187,726
                                                                            ----------
                                                                             2,469,184
                                                                            ----------
       MEDIA - 3.4%
         28,200         Getty Images, Inc.+ ............................     1,164,660
        544,700         Sirius Satellite Radio Inc.+** .................       920,543
                                                                            ----------
                                                                             2,085,203
                                                                            ----------
       RETAILING - 8.5%
         62,700         AnnTaylor Stores Corporation+ ..................     1,815,165
        113,400         Building Materials Holding Corporation .........     1,679,454
         96,000         West Marine, Inc.+ .............................     1,680,960
                                                                            ----------
                                                                             5,175,579
                                                                            ----------
                        Total Consumer  Discretionary ..................    10,668,048
                                                                            ----------
     CONSUMER STAPLES - 2.4%

       FOOD & STAPLES RETAILING - 2.4%
         47,900         United Natural Foods, Inc.+ ....................     1,347,906
          2,100         Whole Foods Market, Inc.+ ......................        99,813
                                                                            ----------
                        Total Consumer Staples .........................     1,447,719
                                                                            ----------
     ENERGY - 2.3%
         27,428         Hanover Compressor Company+ ....................       309,936
         74,400         Headwaters Inc.+ ...............................     1,092,936
                                                                            ----------
                        Total Energy ...................................     1,402,872
                                                                            ----------
     FINANCIALS - 8.9%

       DIVERSIFIED FINANCIALS - 8.9%
         11,200         Affiliated Managers Group, Inc.+ ...............       682,640
         85,408         American Capital Strategies Ltd.** .............     2,130,075
         34,400         First Albany Companies Inc. ....................       427,592
         73,900         Investors Financial Services Corporation .......     2,143,839
                                                                            ----------
                        Total Financials ...............................     5,384,146
                                                                            ----------
     HEALTH CARE - 21.4%

       HEALTH CARE EQUIPMENT & SERVICES - 3.6%
         18,900         Accredo Health, Inc.+ ..........................       412,020
         11,000         Affymetrix, Inc.+ ..............................       216,810
         77,800         SonoSite, Inc.+ ................................     1,552,110
                                                                            ----------
                                                                             2,180,940
                                                                            ----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 17.8%
         61,100         Antigenics Inc.+ ...............................       703,872
        182,700         Corixa Corporation+** ..........................     1,412,271
        260,900         Dendreon Corporation+** ........................     1,549,746
         63,600         DUSA Pharmaceuticals, Inc.+ ....................       159,636
        194,000         Emisphere Technologies, Inc.+ ..................       698,400
          9,400         Incyte Corporation+ ............................        43,616
         32,700         Medicis Pharmaceutical Corporation,
                          Class A ......................................     1,854,090
         53,400         Myriad Genetics, Inc.+ .........................       726,774
         75,900         Neose Technologies, Inc.+** ....................       759,759
        173,100         Pain Therapeutics, Inc.+ .......................     1,118,226
        150,600         Pharmacyclics, Inc.+ ...........................       713,844
         93,800         Zymogenetics, Inc.+** ..........................     1,091,832
                                                                            ----------
                                                                            10,832,066
                                                                            ----------
                        Total Health Care ..............................    13,013,006
                                                                            ----------
     INDUSTRIALS - 7.1%

       COMMERCIAL SERVICES & SUPPLIES - 6.0%
        154,100         Digimarc Corporation+ ..........................     2,419,370
        491,400         Edison Schools Inc.+ ...........................       737,100
        107,277         First Consulting Group, Inc.+ ..................       500,984
                                                                            ----------
                                                                             3,657,454
                                                                            ----------
       TRANSPORTATION - 1.1%
         19,700         Expeditors International of Washington, Inc. ...       682,408
                                                                            ----------
                        Total Industrials ..............................     4,339,862
                                                                            ----------
     INFORMATION TECHNOLOGY - 38.7% ++

       COMPUTERS & PERIPHERALS - 2.8%
         44,100        Advanced Digital Information Corporation+               440,559
         15,800        Avid Technology, Inc.+ ..........................       554,106
         67,600        Pinnacle Systems, Inc.+ .........................       723,320
                                                                            ----------
                                                                             1,717,985
                                                                            ----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
         47,300         Microvision, Inc.+** ...........................       293,260
                                                                            ----------
       INTERNET SOFTWARE & SERVICES - 7.6%
          7,800         aQuantive, Inc.+ ...............................        81,900
        562,812         Click2learn, Inc.+ .............................       973,665
        757,000         Corillian Corporation+ .........................     1,286,900
        252,200         Interwoven, Inc.+ ..............................       559,884
      1,075,000         Intraware, Inc.+ ...............................     1,343,750
         15,400         Online Resources Corporation+ ..................        98,098
        207,900         Primus Knowledge Solutions, Inc.+ ..............       272,349
                                                                            ----------
                                                                             4,616,546
                                                                            ----------
       IT SERVICES - 4.7%
        559,200         Lionbridge Technologies, Inc.+** ...............     2,846,328
                                                                            ----------

                       See Notes to Financial Statements.

SMALL CAP STOCK FUND

JUNE 30, 2003 (UNAUDITED)

    SHARES                                                               VALUE
    ------                                                               -----
COMMON STOCKS (CONTINUED)

     INFORMATION TECHNOLOGY (CONTINUED)

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
       61,740           Credence Systems Corporation+ ..............  $   522,938
       73,820           FEI Company+ ...............................    1,384,863
      215,800           Pixelworks, Inc.+ ..........................    1,281,852
       32,500           Rudolph Technologies, Inc.+ ................      518,700
                                                                      -----------
                                                                        3,708,353
                                                                      -----------
       SOFTWARE - 17.0%
      604,800           BSQUARE Corporation+ .......................      495,936
       73,100           Business Objects SA, Sponsored ADR+ ........    1,604,545
       79,100           E.piphany, Inc.+ ...........................      404,201
      239,300           Informatica Corporation+ ...................    1,653,563
       26,348           Made2Manage Systems, Inc.+ .................      147,839
      129,342           NetIQ Corporation+ .........................    1,999,627
      235,900           Nuance Communications Inc.+ ................    1,273,860
      767,600           ONYX Software Corporation+ .................      744,572
      112,800           PDF Solutions, Inc.+ .......................    1,302,840
      141,400           ScanSoft, Inc.+ ............................      767,802
                                                                      -----------
                                                                       10,394,785
                                                                      -----------
                        Total Information Technology ...............   23,577,257
                                                                      -----------
TELECOMMUNICATION SERVICES - 1.5%
       24,870           Gilat Satellite Networks Ltd.+ .............      126,588
      426,400           Latitude Communications, Inc.+ .............      793,104
                                                                      -----------
                        Total Telecommunication Services ...........      919,692
                                                                      -----------
                        Total Common Stocks
                         (Cost $72,357,444) ........................   60,752,602
                                                                      -----------

  PRINCIPAL
   AMOUNT
  ---------
  REPURCHASE AGREEMENT - 0.5%
   (Cost $297,000)
$  297,000      Agreement with Goldman Sachs
                Group, Inc., 0.800% dated
                06/30/2003, to be repurchased at
                $297,007 on 07/01/2003,
                collateralized by $294,474 U.S.
                Treasury Notes, having various
                interest rates and maturities
                (Market Value $303,004) ...........................   $   297,000
                                                                      -----------
TOTAL INVESTMENTS (Cost $72,654,444*) .....................  100.3%    61,049,602
OTHER ASSETS AND LIABILITIES (Net) ........................   (0.3)      (173,506)
NET ASSETS ................................................  100.0%   $60,876,096
                                                             =====    ===========

-----------------------

 * Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2003, and have an aggregate market value of $6,772,431, representing 11.1% of the total net assets of the Fund (Collateral Value $8,441,088).

 + Non-income producing security.

++ Investments in the Information Technology sector as of June 30, 2003 are
   38.7% of the total net assets of the Fund.

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM VARIABLE TRUST

1. ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 12 funds ("Funds") and 5 portfolios ("Portfolios"). The following Funds are included in this report: Equity Income, Mid Cap Stock and Small Cap Stock.

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly-owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official close price) are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, and the value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments) are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trust. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

WM VARIABLE TRUST

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until the settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains of the Funds are declared and paid annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, redesignated distributions and differing characterizations of distributions made by each Fund.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required.

It is each Fund's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Funds and Portfolios of the Trust based upon the relative average net assets of each Fund and Portfolio. Operating expenses directly attributable to a class of shares are charged to the operation of that class of shares. Expenses of each Fund not directly attributable to the operation of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of daily net assets of each Fund at the following rates:

                                                FROM $0      FROM $25      FROM $500
                                                 TO $25       TO $500      MILLION TO          OVER
NAME OF FUND                                    MILLION       MILLION      $3 BILLION       $3 BILLION
------------                                    -------       -------      ----------       ----------
Equity Income Fund.......................        0.625%       0.625%         0.500%           0.500%
Mid Cap Stock Fund.......................        0.750%       0.750%         0.750%           0.700%
Small Cap Stock Fund.....................        0.900%       0.850%         0.750%           0.750%

WM VARIABLE TRUST

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2003 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

5. DISTRIBUTION PLAN

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Funds (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor") may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2003, are as follows:

NAME OF FUND                                           PURCHASES          SALES
------------                                           ---------          -----
Equity Income Fund.........................           $14,300,769      $ 14,098,779
Mid Cap Stock Fund.........................            10,800,457        12,333,123
Small Cap Stock Fund.......................            18,078,890        10,469,373

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2003, are as follows:

NAME OF FUND                                           PURCHASES          SALES
------------                                           ---------          -----
Equity Income Fund.........................           $    --          $  1,887,042

At June 30, 2003, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value are as follows:

                                                       TAX BASIS        TAX BASIS
                                                       UNREALIZED       UNREALIZED
NAME OF FUND                                          APPRECIATION     DEPRECIATION
------------                                          ------------     ------------
Equity Income Fund.........................           $12,095,738      $ 10,937,323
Mid Cap Stock Fund.........................            14,663,894         1,719,324
Small Cap Stock Fund.......................            10,729,372        22,334,214

7. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2003, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

WM VARIABLE TRUST

8. TRANSACTIONS WITH AFFILIATES

At June 30, 2003, the Variable Trust Portfolios hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding in each of the Underlying Funds owned by the Portfolios:

                                                                                PORTFOLIOS
                                               ---------------------------------------------------------------------------
                                               FLEXIBLE       CONSERVATIVE                     CONSERVATIVE      STRATEGIC
                                                INCOME          BALANCED        BALANCED          GROWTH          GROWTH
NAME OF FUND                                   PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
------------                                   ---------       ---------        ---------       ---------        ---------
Equity Income Fund......................         4.0%             1.3%            30.4%           24.5%             8.4%
Mid Cap Stock Fund......................         5.9%             1.5%            33.6%           28.8%            14.6%
Small Cap Stock Fund....................         5.7%             1.3%            31.3%           28.1%            11.9%

9. INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

Certain Funds may invest a portion of their assets in foreign securities; developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

[WM VARIABLE TRUST LOGO]


                             WM VARIABLE TRUST

                             - Strategic Asset Management Portfolios

                             Common sense. Uncommon solutions.

                             [1st Photo: Stream with tall brush along the sides and mountains in the distance.]

                             [2nd Photo: Photo of bridge over water.]

                             SEMI-ANNUAL REPORT
                             for the period ended
                             June 30, 2003

Dear Investor,

During the first half of 2003, we experienced a set of decisive geopolitical events, as well as equity market gains.(1) The military conflict in Iraq commenced in March and concluded relatively quickly, brevity that we hope will inspire a tempering of global tensions. We also saw some encouraging signs of improvement in economic and market conditions, as well as the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003. Equity markets rallied to conclude the six-month period ended June 30, 2003 as the Standard & Poor's 500 Index gained 11.77%.(2) Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat more difficult for many firms to garner. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Short-term interest rates continued their slide to 45-year lows, while Treasury yields dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. Although stocks generated strong gains in the second quarter of 2003, bonds outperformed stocks in each of the past three years, averaging more than 10% per year for the three years ended June 30, 2003. Conversely, stocks declined by an average of more than 11% per year over the same time period.(3)

As a result of positive bond market performance, bond fund investments were significantly more popular than equity funds in the first quarter, as measured by cash inflows. With the rebound in equity markets in the second quarter, stock fund asset flows gained momentum, reversing the prior trend.(4) These swings lead us to caution investors to be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations.

To provide additional opportunities for diversification, we introduced the WM VT REIT Fund as an underlying investment within the WM VT Strategic Asset Management (SAM) Portfolios in May. The Fund invests primarily in real estate investment trust (REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM VT REIT Fund adds depth and breadth to the overall Fund family and that it has the capability of enhancing risk management opportunities available through the SAM Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Variable Trust Funds.

Sincerely,


/s/ William G. Papesh
----------------------
William G. Papesh
President

(1)   As measured by the Standard & Poor's 500 Index.

(2) Source: Ibbotson Associates. Index performance information represents total return from January 1, 2003 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(3) Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from June 30, 2000 through June 30, 2003 and includes the reinvestment of dividends and capital gains.

(4)   Source: AMG Data Services, Wall Street Journal, July 7, 2003. Note:
      Indices are unmanaged, and an investment cannot be made directly in an index.

STATEMENTS of ASSETS and LIABILITIES
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
JUNE 30, 2003 (UNAUDITED)

                                                         FLEXIBLE     CONSERVATIVE                    CONSERVATIVE     STRATEGIC
                                                          INCOME        BALANCED        BALANCED        GROWTH          GROWTH
                                                         PORTFOLIO     PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                         ---------     ---------        ---------      ---------       ---------
ASSETS:
Investments, at value (a) ........................     $155,171,285    $28,980,304    $413,962,470   $266,352,009    $ 89,337,977
Receivable for Portfolio shares sold .............          510,003        112,259         793,711        640,941         618,135
Prepaid expenses and other assets ................            1,579          1,110           4,135          2,749           1,280
                                                       ------------    -----------    ------------   ------------    ------------
   Total Assets ..................................      155,682,867     29,093,673     414,760,316    266,995,699      89,957,392
                                                       ------------    -----------    ------------   ------------    ------------
LIABILITIES:
Payable for Portfolio shares redeemed ............           22,067         13,902         129,249        474,265         112,551
Investment advisory fee payable ..................           12,784            439          33,971         22,029           7,395
Administration fee payable .......................           19,176          3,529          50,957         33,043          11,093
Distribution fees payable ........................            3,627            902           9,740          4,537             972
Accrued legal and audit fees .....................           12,753         12,212          13,846         13,256          12,466
Accrued printing and postage expenses ............           15,983          3,016          42,070         31,699          13,607
Accrued expenses and other payables ..............              739            584           1,980          3,563           1,590
                                                       ------------    -----------    ------------   ------------    ------------
   Total Liabilities .............................           87,129         34,584         281,813        582,392         159,674
                                                       ------------    -----------    ------------   ------------    ------------
NET ASSETS .......................................     $155,595,738    $29,059,089    $414,478,503   $266,413,307    $ 89,797,718
                                                       ============    ===========    ============   ============    ============
(a) Investments, at cost .........................     $148,046,178    $28,046,889    $423,866,062   $312,480,604    $109,057,099
                                                       ============    ===========    ============   ============    ============
NET ASSETS CONSIST OF:
Undistributed net investment income ..............     $  6,312,659    $   969,620    $  9,667,190   $  4,339,467    $    790,444
Accumulated net realized loss on
   investment transactions .......................       (1,336,188)      (809,572)    (22,847,689)   (21,187,966)     (8,996,352)
Net unrealized appreciation/(depreciation)
   of investments ................................        7,125,107        933,415      (9,903,592)   (46,128,595)    (19,719,122)
Paid-in capital ..................................      143,494,160     27,965,626     437,562,594    329,390,401     117,722,748
                                                       ------------    -----------    ------------   ------------    ------------
   Total Net Assets ..............................     $155,595,738    $29,059,089    $414,478,503   $266,413,307    $ 89,797,718
                                                       ============    ===========    ============   ============    ============
NET ASSETS:
Class 1 Shares ...................................     $137,563,393    $24,191,747    $362,441,547   $243,405,816    $ 84,539,364
                                                       ============    ===========    ============   ============    ============
Class 2 Shares ...................................     $ 18,032,345    $ 4,867,342    $ 52,036,956   $ 23,007,491    $  5,258,354
                                                       ============    ===========    ============   ============    ============
SHARES OUTSTANDING:
Class 1 Shares ...................................       10,565,245      2,336,248      27,153,313     18,273,240       6,051,343
                                                       ============    ===========    ============   ============    ============
Class 2 Shares ...................................        1,389,087        471,383       3,909,465      1,732,332         376,770
                                                       ============    ===========    ============   ============    ============
CLASS 1 SHARES:
Net asset value, offering and redemption price per
   share of beneficial interest outstanding ......     $      13.02    $     10.35    $      13.35   $      13.32    $      13.97
                                                       ============    ===========    ============   ============    ============
CLASS 2 SHARES:
Net asset value, offering and redemption price per
   share of beneficial interest outstanding ......     $      12.98    $     10.33    $      13.31   $      13.28    $      13.96
                                                       ============    ===========    ============   ============    ============

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                          FLEXIBLE      CONSERVATIVE                   CONSERVATIVE     STRATEGIC
                                                            INCOME        BALANCED       BALANCED         GROWTH         GROWTH
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                          ---------      ---------      ---------        ---------      ---------
INVESTMENT INCOME:
Dividends from investment company securities .......     $  6,543,507    $1,011,052    $ 10,187,011    $ 4,720,594    $   917,616
Interest ...........................................            3,676         1,650          64,924          2,598          3,113
                                                         ------------    ----------    ------------    -----------    -----------
   Total investment income .........................        6,547,183     1,012,702      10,251,935      4,723,192        920,729
                                                         ------------    ----------    ------------    -----------    -----------
EXPENSES:
Investment advisory fee ............................           71,180        12,579         187,319        122,216         39,513
Administration fee .................................          106,770        18,868         280,979        183,323         59,269
Custodian fees .....................................            1,312         1,223           1,539          1,210          1,274
Legal and audit fees ...............................           14,469        11,666          19,859         16,748         12,895
Printing and postage expenses ......................           10,809         1,818          28,681         22,502          7,145
Other ..............................................            6,220         1,252          14,310          6,835          2,722
Class 2 Shares distribution fees ...................           16,826         4,090          49,006         22,616          4,466
                                                         ------------    ----------    ------------    -----------    -----------
   Total expenses ..................................          227,586        51,496         581,693        375,450        127,284
Fees waived by the investment advisor ..............               --        (9,698)             --             --             --
Fees reduced by custodian credits ..................              (36)          (43)           (260)           (57)           (28)
                                                         ------------    ----------    ------------    -----------    -----------
   Net expenses ...................................          227,550        41,755         581,433        375,393        127,256
                                                         ------------    ----------    ------------    -----------    -----------
NET INVESTMENT INCOME ..............................        6,319,633       970,947       9,670,502      4,347,799        793,473
                                                         ------------    ----------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Net realized loss on investment transactions .......         (626,438)     (303,591)     (7,040,889)    (7,668,255)    (2,853,673)
Capital gain distributions received ................           23,893         7,619         178,222        144,433         49,204
Net change in unrealized appreciation/(depreciation)
   of investments ..................................        5,016,100     1,474,797      34,399,401     31,144,373     12,058,347
                                                         ------------    ----------    ------------    -----------    -----------
Net realized and unrealized gain on
   investments .....................................        4,413,555     1,178,825      27,536,734     23,620,551      9,253,878
                                                         ------------    ----------    ------------    -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $ 10,733,188    $2,149,772    $ 37,207,236    $27,968,350    $10,047,351
                                                         ============    ==========    ============    ===========    ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                      FLEXIBLE       CONSERVATIVE                     CONSERVATIVE      STRATEGIC
                                                       INCOME          BALANCED        BALANCED          GROWTH          GROWTH
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      ---------       ---------        ---------       ---------        ---------
Net investment income ..........................   $   6,319,633    $   970,947    $   9,670,502    $   4,347,799    $     793,473
Net realized loss on investment transactions ...        (626,438)      (303,591)      (7,040,889)      (7,668,255)      (2,853,673)
Capital gain distributions received ............          23,893          7,619          178,222          144,433           49,204
Net change in unrealized appreciation/
  (depreciation) of investments ................       5,016,100      1,474,797       34,399,401       31,144,373       12,058,347
                                                   -------------    -----------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations ..............................      10,733,188      2,149,772       37,207,236       27,968,350       10,047,351
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares .............................      (3,460,159)      (518,485)      (8,744,950)      (5,269,929)      (1,232,972)
    Class 2 Shares .............................        (438,028)       (91,829)      (1,166,801)        (480,104)         (69,502)
Net increase/(decrease) in net assets from
  Portfolio share transactions:
    Class 1 Shares .............................       5,360,897      2,092,821        3,550,303       (6,603,804)       2,306,762
    Class 2 Shares .............................       7,991,668      2,424,287       17,692,404        6,624,978        2,134,036
                                                   -------------    -----------    -------------    -------------    -------------
Net increase in net assets .....................      20,187,566      6,056,566       48,538,192       22,239,491       13,185,675
NET ASSETS:

Beginning of period ............................     135,408,172     23,002,523      365,940,311      244,173,816       76,612,043
                                                   -------------    -----------    -------------    -------------    -------------
End of period ..................................   $ 155,595,738    $29,059,089    $ 414,478,503    $ 266,413,307    $  89,797,718
                                                   =============    ===========    =============    =============    =============
Undistributed net investment income
  at end of period .............................   $   6,312,659    $   969,620    $   9,667,190    $   4,339,467    $     790,444
                                                   =============    ===========    =============    =============    =============
FOR THE YEAR ENDED DECEMBER 31, 2002

Net investment income ..........................   $   3,805,331    $   590,811    $   9,130,316    $   4,870,951    $     912,394
Net realized loss on investment transactions ...        (741,052)      (451,761)     (11,940,686)     (11,856,130)      (5,626,057)
Capital gain distributions received ............         172,069         44,955        1,732,750        1,991,426          855,980
Net change in unrealized depreciation
  of investments ...............................        (140,557)      (512,304)     (33,727,705)     (45,520,460)     (17,546,627)
                                                   -------------    -----------    -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations ....................       3,095,791       (328,299)     (34,805,325)     (50,514,213)     (21,404,310)
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares .............................        (656,784)      (124,559)      (7,468,015)      (8,654,688)      (3,357,202)
    Class 2 Shares .............................         (20,517)        (8,500)        (365,608)        (266,944)         (49,923)
  Net realized gains on investments:
    Class 1 Shares .............................              --        (23,662)              --         (432,049)        (256,745)
    Class 2 Shares .............................              --         (1,637)              --          (13,328)          (3,819)
Net increase/(decrease) in net assets from
  Portfolio share transactions:
    Class 1 Shares .............................      32,909,851      7,002,340       21,599,458      (21,656,792)       1,274,805
    Class 2 Shares .............................       9,038,551      2,060,871       31,445,476       14,977,022        2,689,617
                                                   -------------    -----------    -------------    -------------    -------------
Net increase/(decrease) in net assets ..........      44,366,892      8,576,554       10,405,986      (66,560,992)     (21,107,577)
NET ASSETS:
Beginning of year ..............................      91,041,280     14,425,969      355,534,325      310,734,808       97,719,620
                                                   -------------    -----------    -------------    -------------    -------------
End of year ....................................   $ 135,408,172    $23,002,523    $ 365,940,311    $ 244,173,816    $  76,612,043
                                                   =============    ===========    =============    =============    =============
Undistributed net investment income
  at end of year ...............................   $   3,891,213    $   608,987    $   9,908,439    $   5,741,701    $   1,299,445
                                                   =============    ===========    =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                        FLEXIBLE INCOME PORTFOLIO   CONSERVATIVE BALANCED PORTFOLIO         BALANCED PORTFOLIO
                                        -------------------------   -------------------------------         ------------------
                                        SIX MONTHS                    SIX MONTHS                        SIX MONTHS
                                          ENDED                          ENDED                            ENDED
                                         06/30/03      YEAR ENDED      06/30/03       YEAR ENDED         06/30/03      YEAR ENDED
                                        (UNAUDITED)     12/31/02      (UNAUDITED)      12/31/02         (UNAUDITED)      12/31/02
                                        -----------     --------      -----------      --------         -----------      --------
AMOUNT
  CLASS 1:
    Sold ............................  $ 16,223,552   $ 51,872,915    $  4,807,256   $ 10,841,387      $ 30,065,364    $ 86,014,194
    Issued as reinvestment of
      dividends .....................     3,460,159        656,784         518,485        148,221         8,744,950       7,468,015
    Redeemed ........................   (14,322,814)   (19,619,848)     (3,232,920)    (3,987,268)      (35,260,011)    (71,882,751)
                                       ------------   ------------    ------------   ------------      ------------    ------------
    Net increase ....................  $  5,360,897   $ 32,909,851    $  2,092,821   $  7,002,340      $  3,550,303    $ 21,599,458
                                       ============   ============    ============   ============      ============    ============
  CLASS 2:
    Sold ............................  $  7,853,475   $  9,245,821    $  2,385,497   $  2,574,231      $ 17,665,565    $ 32,720,894
    Issued as reinvestment of
      dividends .....................       438,028         20,517          91,829         10,137         1,166,801         365,608
    Redeemed ........................      (299,835)      (227,787)        (53,039)      (523,497)       (1,139,962)     (1,641,026)
                                       ------------   ------------    ------------   ------------      ------------    ------------
    Net increase ....................  $  7,991,668   $  9,038,551    $  2,424,287   $  2,060,871      $ 17,692,404    $ 31,445,476
                                       ============   ============    ============   ============      ============    ============
SHARES
  CLASS 1:
    Sold ............................     1,275,346      4,286,637         479,693      1,117,129         2,360,655       6,659,042
    Issued as reinvestment of
      dividends .....................       263,933         54,012          49,663         15,186           647,774         580,717
    Redeemed ........................    (1,127,959)    (1,616,512)       (325,655)      (415,646)       (2,804,677)     (5,752,794)
                                       ------------   ------------    ------------   ------------      ------------    ------------
    Net increase ....................       411,320      2,724,137         203,701        716,669           203,752       1,486,965
                                       ============   ============    ============   ============      ============    ============
  CLASS 2:
    Sold ............................       618,445        762,913         236,910        266,035         1,383,193       2,527,168
    Issued as reinvestment of
      dividends .....................        33,514          1,689           8,821          1,040            86,687          28,452
    Redeemed ........................       (23,445)       (18,887)         (5,362)       (56,501)          (90,154)       (130,316)
                                       ------------   ------------    ------------   ------------      ------------    ------------
    Net increase ....................       628,514        745,715         240,369        210,574         1,379,726       2,425,304
                                       ============   ============    ============   ============      ============    ============

                                                       CONSERVATIVE
                                                      GROWTH PORTFOLIO            STRATEGIC GROWTH PORTFOLIO
                                                      ----------------            --------------------------
                                               SIX MONTHS                         SIX MONTHS
                                                 ENDED                               ENDED
                                                06/30/03         YEAR ENDED         06/30/03        YEAR ENDED
                                               (UNAUDITED)        12/31/02        (UNAUDITED)        12/31/02
                                               -----------        --------        -----------        --------
AMOUNT
  CLASS 1:
    Sold ................................     $ 18,700,717      $ 39,872,387      $ 10,705,426      $ 19,153,211
    Issued as reinvestment of dividends..        5,269,929         9,086,737         1,232,972         3,613,947
    Redeemed ............................      (30,574,450)      (70,615,916)       (9,631,636)      (21,492,353)
                                              ------------      ------------      ------------      ------------
    Net increase/(decrease) .............     $ (6,603,804)     $(21,656,792)     $  2,306,762      $  1,274,805
                                              ============      ============      ============      ============
  CLASS 2:
    Sold ................................     $  7,819,444      $ 15,345,219      $  2,163,079      $  3,164,200
    Issued as reinvestment of dividends..          480,104           280,272            69,502            53,742
    Redeemed ............................       (1,674,570)         (648,469)          (98,545)         (528,325)
                                              ------------      ------------      ------------      ------------
    Net increase ........................     $  6,624,978      $ 14,977,022      $  2,134,036      $  2,689,617
                                              ============      ============      ============      ============
SHARES
  CLASS 1:
    Sold ................................        1,493,837         3,019,159           835,867         1,358,720
    Issued as reinvestment of dividends..          390,365           694,705            86,890           259,064
    Redeemed ............................       (2,485,622)       (5,662,333)         (763,671)       (1,646,443)
                                              ------------      ------------      ------------      ------------
    Net increase/(decrease) .............         (601,420)       (1,948,469)          159,086           (28,659)
                                              ============      ============      ============      ============
  CLASS 2:
    Sold ................................          623,257         1,162,455           166,123           232,142
    Issued as reinvestment of dividends..           35,669            21,443             4,901             3,858
    Redeemed ............................         (130,810)          (55,466)           (7,645)          (42,000)
                                              ------------      ------------      ------------      ------------
    Net increase ........................          528,116         1,128,432           163,379           194,000
                                              ============      ============      ============      ============

                       See Notes to Financial Statements.

FINANCIAL highlights
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                           INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                                           ---------------------------------                ------------------
                                                          NET
                                                        REALIZED                               DISTRIBUTIONS
                                                          AND                     DIVIDENDS        FROM                       NET
                            NET ASSET                  UNREALIZED                   FROM            NET                      ASSET
                              VALUE,         NET       GAIN/(LOSS)   TOTAL FROM      NET         REALIZED                    VALUE,
                           BEGINNING OF   INVESTMENT       ON        INVESTMENT   INVESTMENT      CAPITAL      TOTAL         END OF
                              PERIOD        INCOME     INVESTMENTS   OPERATIONS    INCOME(1)       GAINS    DISTRIBUTIONS    PERIOD
                              ------        ------     -----------   ----------    ---------       -----    -------------    ------
FLEXIBLE INCOME PORTFOLIO
CLASS 1
06/30/03 (unaudited) ....     $12.41       $ 0.56(7)      $ 0.39        $ 0.95      $(0.34)        $  --       $(0.34)       $13.02
12/31/02 ................      12.23         0.41(7)       (0.15)         0.26       (0.08)           --        (0.08)        12.41
12/31/01 ................      11.90         0.17(7)        0.40          0.57       (0.15)        (0.09)       (0.24)        12.23
12/31/00 ................      11.86         0.58(7)        0.10          0.68       (0.58)        (0.06)       (0.64)        11.90
12/31/99 ................      11.38         0.58(7)        0.41          0.99       (0.50)        (0.01)       (0.51)        11.86
12/31/98 ................      10.23         0.48(7)        0.69          1.17       (0.02)           --        (0.02)        11.38

CLASS 2
06/30/03 (unaudited) ....      12.38         0.54(7)        0.39          0.93       (0.33)           --        (0.33)        12.98
12/31/02 ................      12.23         0.38(7)       (0.15)         0.23       (0.08)           --        (0.08)        12.38
12/31/01(5) .............      12.18         0.02(7)        0.03          0.05          --            --           --         12.23

CONSERVATIVE BALANCED
PORTFOLIO
CLASS 1
06/30/03 (unaudited) ....     $ 9.73       $ 0.38(7)      $ 0.47        $ 0.85      $(0.23)        $  --       $(0.23)       $10.35
12/31/02 ................      10.04         0.31(7)       (0.54)        (0.23)      (0.07)        (0.01)       (0.08)         9.73
12/31/01 ................       9.90         0.13           0.10          0.23       (0.09)           --        (0.09)        10.04
12/31/00 ................       9.90         0.49(7)       (0.00)(8)      0.49       (0.49)        (0.00)(8)    (0.49)         9.90
12/31/99 ................      10.42         0.71(7)       (0.52)         0.19       (0.70)        (0.01)       (0.71)         9.90
12/31/98(6) .............      10.00         0.56(7)       (0.14)         0.42          --            --           --         10.42
12/31/97(6) .............      10.00           --             --            --          --            --           --         10.00

CLASS 2
06/30/03 (unaudited) ....       9.71         0.37(7)        0.47          0.84       (0.22)           --        (0.22)        10.33
12/31/02 ................      10.04         0.29(7)       (0.54)        (0.25)      (0.07)        (0.01)       (0.08)         9.71
12/31/01(5) .............       9.92         0.01           0.11          0.12          --            --           --         10.04

BALANCED PORTFOLIO
CLASS 1
06/30/03 (unaudited) ....     $12.42       $ 0.33(7)      $ 0.93        $ 1.26      $(0.33)        $  --       $(0.33)       $13.35
12/31/02 ................      13.91         0.32(7)       (1.53)        (1.21)      (0.28)           --        (0.28)        12.42
12/31/01 ................      14.50         0.17(7)       (0.15)         0.02       (0.25)        (0.36)       (0.61)        13.91
12/31/00 ................      14.92         0.41(7)       (0.32)         0.09       (0.43)        (0.08)       (0.51)        14.50
12/31/99 ................      12.20         0.34(7)        2.95          3.29       (0.48)        (0.09)       (0.57)        14.92
12/31/98 ................      10.47         0.31(7)        1.49          1.80       (0.07)           --        (0.07)        12.20

CLASS 2
06/30/03 (unaudited) ....      12.39         0.31(7)        0.93          1.24       (0.32)           --        (0.32)        13.31
12/31/02 ................      13.91         0.29(7)       (1.53)        (1.24)      (0.28)           --        (0.28)        12.39
12/31/01(5) .............      13.52         0.02(7)        0.37(9)       0.39          --            --           --         13.91

                       See Notes to Financial Statements.
6

                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ----------------------------------------------
                                                                                                 RATIO OF OPERATING
                                                                                                 EXPENSES TO AVERAGE
                                         RATIO OF                                               NET ASSETS WITHOUT FEE
                                         OPERATING        RATIO OF NET                             WAIVERS, EXPENSES
                                         EXPENSES          INVESTMENT                           REIMBURSED AND/OR FEES
                     NET ASSETS,         TO AVERAGE         INCOME TO                             REDUCED BY CREDITS
                    END OF PERIOD          NET              AVERAGE             PORTFOLIO           ALLOWED BY THE
  TOTAL RETURN(2)     (IN 000'S)         ASSETS(3)         NET ASSETS          TURNOVER RATE        CUSTODIAN(3)(4)
  ---------------     ----------         ---------         ----------          -------------        ---------------
      7.60%            $137,563             0.30%(10)        8.90%(10)               4%                   0.30%(10)
      2.14%             125,992             0.30%            3.37%                   9%                   0.30%
      4.84%              90,860             0.33%            1.43%                   1%                   0.33%
      5.79%              40,049             0.31%            4.84%                  14%                   0.31%
      8.58%              25,846             0.35%            5.09%                   4%                   0.41%
     11.75%               1,107             0.35%            4.90%                  78%                   1.51%


      7.47%              18,032             0.55%(10)        8.65%(10)               4%                   0.55%(10)
      1.89%               9,416             0.55%            3.12%                   9%                   0.55%
      0.41%                 182             0.58%(10)        1.18%(10)               1%                   0.58%(10)

      8.69%            $ 24,192             0.30%(10)        7.75%(10)               7%                   0.38%(10)
     (2.26)%             20,759             0.30%            3.20%                   9%                   0.41%
      2.40%              14,221             0.41%            1.36%                   2%                   0.53%
      5.03%               8,736             0.37%            4.99%                  67%                   0.44%
      1.88%               7,206             0.35%            7.07%                  17%                   0.59%
      4.23%                 829             0.35%(10)        7.39%(10)              61%                   5.37%(10)
      0.00%                   0             0.35%(10)        0.00%(10)              99%               7,567.04%(10)


      8.62%               4,867             0.55%(10)        7.50%(10)               7%                   0.63%(10)
     (2.47)%              2,244             0.55%            2.95%                   9%                   0.66%
      1.21%                 205             0.66%(10)        1.11%(10)               2%                   0.78%(10)




     10.12%            $362,442             0.28%(10)        5.19%(10)               7%                   0.28%(10)
     (8.78)%            334,605             0.29%            2.52%                  22%                   0.29%
      0.13%             354,082             0.28%            1.22%                   8%                   0.28%
      0.49%             305,399             0.29%            2.76%                  15%                   0.29%
     27.71%             170,527             0.35%            2.70%                  13%                   0.35%
     17.18%              11,161             0.35%            2.79%                  33%                   0.54%


      9.98%              52,037             0.53%(10)        4.94%(10)               7%                   0.53%(10)
     (9.00)%             31,335             0.54%            2.27%                  22%                   0.54%
      2.88%               1,452             0.53%(10)        0.97%(10)               8%                   0.53%(10)

                       See Notes to Financial Statements.

FINANCIAL highlights
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                        ---------------------------------                  ------------------
                                                     NET
                          NET                      REALIZED                                 DISTRIBUTIONS
                         ASSET                       AND                        DIVIDENDS       FROM                         NET
                         VALUE,                   UNREALIZED        TOTAL         FROM          NET                         ASSET
                        BEGINNING        NET        GAIN/            FROM          NET        REALIZED                      VALUE,
                           OF        INVESTMENT   (LOSS) ON       INVESTMENT   INVESTMENT      CAPITAL       TOTAL          END OF
                         PERIOD        INCOME     INVESTMENTS     OPERATIONS    INCOME(1)      GAINS      DISTRIBUTIONS     PERIOD
                         ------        ------     -----------     ----------    ---------      -----      -------------     ------
CONSERVATIVE GROWTH
 PORTFOLIO
CLASS 1
06/30/03 (unaudited)      $12.16       $ 0.22(7)     $ 1.23          $ 1.45       $(0.29)      $    --       $(0.29)         $13.32
12/31/02                   14.87         0.23(7)      (2.51)          (2.28)       (0.41)        (0.02)       (0.43)          12.16
12/31/01                   16.46         0.17(7)      (0.72)          (0.55)       (0.61)        (0.43)       (1.04)          14.87
12/31/00                   17.10         0.27(7)      (0.69)          (0.42)       (0.07)        (0.15)       (0.22)          16.46
12/31/99                   12.54         0.12(7)       4.76            4.88        (0.16)        (0.16)       (0.32)          17.10
12/31/98                   10.49         0.20(7)       1.89            2.09        (0.03)        (0.01)       (0.04)          12.54

CLASS 2
06/30/03 (unaudited)       12.13         0.20(7)       1.23            1.43        (0.28)           --        (0.28)          13.28
12/31/02                   14.87         0.19(7)      (2.50)          (2.31)       (0.41)        (0.02)       (0.43)          12.13
12/31/01(5)                14.24         0.01(7)       0.62(9)         0.63           --            --           --           14.87

STRATEGIC GROWTH
 PORTFOLIO
CLASS 1
06/30/03 (unaudited)      $12.55       $ 0.13(7)     $ 1.50          $ 1.63       $(0.21)      $    --       $(0.21)         $13.97
12/31/02                   16.45         0.15(7)      (3.47)          (3.32)       (0.54)        (0.04)       (0.58)          12.55
12/31/01                   18.61         0.16(7)      (1.27)          (1.11)       (0.57)        (0.48)       (1.05)          16.45
12/31/00                   19.59         0.13(7)      (0.84)          (0.71)       (0.11)        (0.16)       (0.27)          18.61
12/31/99                   13.46         0.05(7)       6.35            6.40        (0.16)        (0.11)       (0.27)          19.59
12/31/98                   10.70         0.17(7)       2.63            2.80        (0.03)        (0.01)       (0.04)          13.46

CLASS 2
06/30/03 (unaudited)       12.54         0.12(7)       1.50            1.62        (0.20)           --        (0.20)          13.96
12/31/02                   16.45         0.11(7)      (3.44)          (3.33)       (0.54)        (0.04)       (0.58)          12.54
12/31/01(5)                15.54         0.01(7)       0.90(9)         0.91           --            --           --           16.45

-------------------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio will indirectly bear its pro rata share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   All Portfolios commenced selling Class 2 shares on November 6, 2001.

(6) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.

(7)   Per share numbers have been calculated using the average shares method.

(8)   Amount represents less than $0.01 per share.

(9) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(10)  Annualized.

                       See Notes to Financial Statements.

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ----------------------------------------------
                                                                                                   RATIO OF OPERATING
                                                                                                   EXPENSES TO AVERAGE
                                                                                                 NET ASSETS WITHOUT FEE
                                                                                                    WAIVERS, EXPENSES
                                          RATIO OF             RATIO OF NET                       REIMBURSED AND/OR FEES
                      NET ASSETS,     OPERATING EXPENSES    INVESTMENT INCOME                       REDUCED BY CREDITS
                    END OF PERIOD       TO AVERAGE NET         TO AVERAGE         PORTFOLIO           ALLOWED BY THE
TOTAL RETURN(2)       (IN 000'S)          ASSETS(3)            NET ASSETS       TURNOVER RATE        CUSTODIAN(3)(4)
---------------       ----------          ---------            ----------       -------------        ---------------
     11.93%            $243,406             0.29%(10)            3.58%(10)           10%                 0.29%(10)
    (15.52)%            229,564             0.29%                1.77%               19%                 0.29%
     (3.56)%            309,608             0.28%                1.11%                7%                 0.28%
     (2.49)%            293,442             0.28%                1.59%               13%                 0.28%
     39.36%             155,790             0.35%                0.85%               12%                 0.36%
     19.91%              10,072             0.35%                1.79%               35%                 0.57%


     11.78%              23,007             0.54%(10)            3.33%(10)           10%                 0.54%(10)
    (15.72)%             14,610             0.54%                1.52%               19%                 0.54%
      4.42%               1,127             0.53%(10)            0.86%(10)            7%                 0.53%(10)




     12.94%            $ 84,539             0.31%(10)            2.02%(10)            9%                 0.31%(10)
    (20.53)%             73,936             0.32%                1.06%               16%                 0.32%
     (6.25)%             97,401             0.31%                0.95%                5%                 0.31%
     (3.73)%             98,431             0.30%                0.67%               12%                 0.30%
     47.95%              35,500             0.35%                0.35%                7%                 0.43%
     26.19%               4,949             0.35%                1.42%               39%                 0.80%


     12.87%               5,258             0.56%(10)            1.77%(10)            9%                 0.56%(10)
    (20.59)%              2,676             0.57%                0.81%               16%                 0.57%
      5.86%                 319             0.56%(10)            0.70%(10)            5%                 0.56%(10)

                       See Notes to Financial Statements.

PORTFOLIOS of INVESTMENTS

FLEXIBLE INCOME PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

     SHARES                                                                               VALUE
     ------                                                                               -----
INVESTMENT COMPANY SECURITIES -- 99.6%

     431,951    WM VT Equity Income Fund ............................                 $  5,179,090
     867,284    WM VT Growth & Income Fund ..........................                   12,939,874
     628,359    WM VT Growth Fund ...................................                    6,572,630
   1,541,480    WM High Yield Fund ..................................                   11,977,297
   4,301,847    WM VT Income Fund ...................................                   47,363,340
     321,556    WM VT Mid Cap Stock Fund ............................                    4,019,451
     155,102    WM VT REIT Fund .....................................                    1,664,240
   7,629,059    WM VT Short Term Income Fund ........................                   19,835,553
     502,413    WM VT Small Cap Stock Fund ..........................                    3,486,747
   3,684,510    WM VT U.S. Government Securities Fund ...............                   39,424,255
     168,601    WM VT West Coast Equity Fund ........................                    2,481,808
                                                                                      ------------
                Total Investment Company Securities
                  (Cost $147,819,178) ...............................                  154,944,285
                                                                                      ------------
   PRINCIPAL
    AMOUNT
   --------
REPURCHASE AGREEMENT -- 0.1%
  (Cost $227,000)
$    227,000    Agreement with Goldman Sachs Group,
                 Inc., 0.800% dated 06/30/2003, to be
                 repurchased at $227,005 on 07/01/2003,
                 collateralized by $225,070 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $231,589) ............................                      227,000
                                                                                      ------------
TOTAL INVESTMENTS
  (Cost $148,046,178*) ..............................................       99.7%      155,171,285
OTHER ASSETS AND LIABILITIES (NET) ..................................        0.3           424,453
                                                                          -----       ------------
NET ASSETS ..........................................................     100.0%      $155,595,738
                                                                          =====       ============

-------------------

* Aggregate cost for federal tax purposes.


CONSERVATIVE BALANCED PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

     SHARES                                                                                   VALUE
     ------                                                                                   -----
INVESTMENT COMPANY SECURITIES -- 98.8%
     139,646    WM VT Equity Income Fund ................................                  $ 1,674,361
     191,399    WM VT Growth & Income Fund ..............................                    2,855,672
     196,412    WM VT Growth Fund .......................................                    2,054,470
     289,653    WM High Yield Fund ......................................                    2,250,607
     705,317    WM VT Income Fund .......................................                    7,765,537
      88,769    WM VT International Growth Fund .........................                      803,358
      82,674    WM VT Mid Cap Stock Fund ................................                    1,033,426
      54,681    WM VT REIT Fund .........................................                      586,732
     781,670    WM VT Short Term Income Fund ............................                    2,032,342
     113,307    WM VT Small Cap Stock Fund ..............................                      786,349
     553,206    WM VT U.S. Government Securities Fund ...................                    5,919,308
      64,548    WM VT West Coast Equity Fun .............................                      950,142
                                                                                           -----------
                    Total Investment Company Securities
                      (Cost $27,778,889) ................................                   28,712,304
                                                                                           -----------
     PRINCIPAL
      AMOUNT
     ---------
REPURCHASE AGREEMENT -- 0.9%
  (Cost $268,000)
$    268,000    Agreement with Goldman Sachs Group,
                 Inc., 0.800% dated 06/30/2003, to be
                 repurchased at $268,006 on 07/01/2003,
                 collateralized by $265,721 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $273,418) ................................                      268,000
                                                                                           -----------
TOTAL INVESTMENTS
  (Cost $28,046,889*) ...................................................      99.7%        28,980,304
OTHER ASSETS AND LIABILITIES (NET) ......................................       0.3             78,785
                                                                              -----        -----------
NET ASSETS ..............................................................     100.0%       $29,059,089
                                                                              =====        ===========

-------------------

* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIOS of INVESTMENTS
BALANCED PORTFOLIO

JUNE 30, 2003 (UNAUDITED)

   SHARES                                                                                 VALUE
   ------                                                                                 -----
INVESTMENT COMPANY SECURITIES -- 96.9%
   3,245,789    WM VT Equity Income Fund ..............................              $ 38,917,016
   4,035,087    WM VT Growth & Income Fund ............................                60,203,497
   4,329,634    WM VT Growth Fund .....................................                45,287,976
   3,540,084    WM High Yield Fund ....................................                27,506,456
   6,344,240    WM VT Income Fund .....................................                69,850,078
   2,312,114    WM VT International Growth Fund .......................                20,924,630
   1,840,370    WM VT Mid Cap Stock Fund ..............................                23,004,629
   1,166,784    WM VT REIT Fund .......................................                12,519,593
   2,153,576    WM VT Short Term Income Fund ..........................                 5,599,299
   2,743,153    WM VT Small Cap Stock Fund ............................                19,037,480
   5,295,446    WM VT U.S. Government Securities Fund .................                56,661,269
   1,488,624    WM VT West Coast Equity Fund ..........................                21,912,547
                                                                                     ------------
                Total Investment Company Securities
                  (Cost $411,328,062) .................................               401,424,470
                                                                                     ------------
   PRINCIPAL
   AMOUNT
   ----------
REPURCHASE AGREEMENT -- 3.0%
  (Cost $12,538,000)

$ 12,538,000    Agreement with Goldman Sachs Group,
                 Inc., 0.800% dated 06/30/2003 to be
                 repurchased at $12,538,279 on 07/01/2003,
                 collateralized by $12,431,384 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $12,791,462) ...........................                12,538,000
                                                                                     ------------
TOTAL INVESTMENTS
  (Cost $423,866,062*) ................................................     99.9%     413,962,470
OTHER ASSETS AND LIABILITIES (NET) ....................................       0.1         516,033
                                                                           -----     ------------
NET ASSETS ............................................................    100.0%    $414,478,503
                                                                           =====     ============

-------------------

* Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

      SHARES                                                                              VALUE
      ------                                                                              -----
INVESTMENT COMPANY SECURITIES -- 99.8%

   2,612,602    WM VT Equity Income Fund ..............................              $ 31,325,097
   3,536,348    WM VT Growth & Income Fund ............................                52,762,309
   3,753,545    WM VT Growth Fund .....................................                39,262,085
   2,089,686    WM High Yield Fund ....................................                16,236,860
   2,408,152    WM VT Income Fund .....................................                26,513,752
   1,983,427    WM VT International Growth Fund .......................                17,950,011
   1,575,802    WM VT Mid Cap Stock Fund ..............................                19,697,525
     987,084    WM VT REIT Fund .......................................                10,591,407
   2,465,528    WM VT Small Cap Stock Fund ............................                17,110,763
   1,412,476    WM VT U.S. Government Securities Fund .................                15,113,491
   1,311,869    WM VT West Coast Equity Fund ..........................                19,310,709
                                                                                     ------------
                Total Investment Company Securities
                  (Cost $312,002,604) .................................               265,874,009
                                                                                     ------------
     PRINCIPAL
     AMOUNT
     ---------
REPURCHASE AGREEMENT -- 0.2%
  (Cost $478,000)

$    478,000    Agreement with Goldman Sachs Group,
                 Inc., 0.800% dated 06/30/2003, to be
                 repurchased at $478,011 on 07/01/2003,
                 collateralized by $473,935 U.S.
                 Treasury Notes, having various
                 interest rates and maturities
                 (Market Value $487,663) ..............................                   478,000
                                                                                     ------------
TOTAL INVESTMENTS
  (Cost $312,480,604*) ................................................    100.0%     266,352,009
OTHER ASSETS AND LIABILITIES (NET) ....................................      0.0           61,298
                                                                           -----     ------------
NET ASSETS ............................................................    100.0%    $266,413,307
                                                                           =====     ============

-------------------

* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

STRATEGIC GROWTH PORTFOLIO
JUNE 30, 2003 (UNAUDITED)

    SHARES                                                                              VALUE
    ------                                                                              -----
INVESTMENT COMPANY SECURITIES -- 99.1%
    891,571   WM VT Equity Income Fund ................................               $10,689,939
  1,458,695   WM VT Growth & Income Fund ..............................                21,763,732
  1,400,528   WM VT Growth Fund .......................................                14,649,523
    678,888   WM High Yield Fund ......................................                 5,274,961
    842,770   WM VT International Growth Fund .........................                 7,627,071
    800,289   WM VT Mid Cap Stock Fund ................................                10,003,607
    326,716   WM VT REIT Fund .........................................                 3,505,668
  1,042,215   WM VT Small Cap Stock Fund ..............................                 7,232,975
    558,458   WM VT West Coast Equity Fund ............................                 8,220,501
                                                                                      -----------
              Total Investment Company Securities
                (Cost $108,687,099) ...................................                88,967,977
                                                                                      -----------
   PRINCIPAL
    AMOUNT
  ---------
REPURCHASE AGREEMENT -- 0.4%
 (Cost $370,000)

$   370,000   Agreement with Goldman Sachs Group,
               Inc., 0.800% dated 06/30/2003, to be
               repurchased at $370,008 on 07/01/2003,
               collateralized by $366,854 U.S.
               Treasury Notes, having various
               interest rates and maturities
               (Market Value $377,480) ................................                   370,000
                                                                                      -----------
TOTAL INVESTMENTS
 (Cost $109,057,099*) ..................................................      99.5%    89,337,977
OTHER ASSETS AND LIABILITIES (NET) .....................................       0.5        459,741
                                                                             -----    -----------
NET ASSETS .............................................................     100.0%   $89,797,718
                                                                             =====    ===========

-------------------

* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 12 funds and 5 portfolios. The following Portfolios are included in this report: Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth (each a "Portfolio" and collectively, the "Portfolios").

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans including affiliated plans of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company. At June 30, 2003, "The Washington Mutual Retirement Savings and Investment Plan" held approximately 36%, 18%, 6%, 5% and 19% of the outstanding shares in the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios, respectively.

Each of the Portfolios invests, within certain percentage ranges, in Class 1 shares of various funds in the Trust and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. serves as investment advisor to the Portfolios. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class 1 share or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains of the Portfolios are declared and paid annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Portfolio's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Portfolios and Funds of the Trust based upon the relative average net assets of each Portfolio and Fund. In addition, the Portfolios will indirectly bear their pro rata share of the expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.10% of each Portfolio's average daily net assets. The Advisor has voluntarily waived $9,698 of its advisory fees for the Conservative Balanced Portfolio for the six months ended June 30, 2003.

WM Shareholder Services, Inc. (the "Administrator"), a wholly-owned subsidiary of Washington Mutual, serves as administrator to each of the Portfolios. For its administrative services to the Portfolios, the Adminstrator is entitled to a monthly fee at an annual rate of 0.15% of each Portfolio's average daily net assets.

Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2003 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

5. DISTRIBUTION PLAN

Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to the Class 2 shares of the Portfolios (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor") may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

6. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of shares of the Underlying Funds for the six months ended June 30, 2003, are as follows:

NAME OF PORTFOLIO                                PURCHASES              SALES
-----------------                                ---------              -----
Flexible Income Portfolio ................     $ 20,602,600        $ 5,226,000
Conservative Balanced Portfolio ..........        6,601,671          1,734,000
Balanced Portfolio .......................       44,533,233         24,257,300
Conservative Growth Portfolio ............       25,041,827         25,854,900
Strategic Growth Portfolio ...............       10,649,219          6,739,000

At June 30, 2003, aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value are as follows:

                                                   TAX BASIS          TAX BASIS
                                                  UNREALIZED         UNREALIZED
NAME OF PORTFOLIO                                APPRECIATION       DEPRECIATION
-----------------                                ------------       ------------
Flexible Income Portfolio ................       $ 7,727,935           $ 602,828
Conservative Balanced Portfolio ..........         1,181,271             247,856
Balanced Portfolio .......................        19,026,596          28,930,188
Conservative Growth Portfolio ............        10,561,553          56,690,148
Strategic Growth Portfolio ...............         2,863,785          22,582,907

7. RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices each with inherent risks. The REIT Fund could be adversely impacted by economic trends within the real estate industry. The West Coast Equity Fund could be adversely impacted by economic trends within the West Coast region.

The officers and Trustees, Advisor, Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

Item 9. Controls and Procedures:

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect those controls subsequent to the date of their evaluation.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Variable Trust

By: /s/William G. Papesh
------------------------
President and Chief Executive Officer
August 29, 2003

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities an on the dates indicated.

WM Variable Trust

/s/John T. West
--------------------
Treasurer and Chief Financial Officer
August 29, 2003


/s/William G. Papesh
--------------------
President and Chief Executive Officer
August 29, 2003